First Trust North American Energy Infrastructure Fund (EMLP)

Portfolio of Investments
July 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 63.1%
	Construction & Engineering — 3.5%
663,379	Quanta Services, Inc.	$92,030,569

	Electric Utilities — 16.8%
762,585	Alliant Energy Corp.	46,464,304
780,557	American Electric Power Co., Inc.	76,931,698
186,780	Constellation Energy Corp.	12,346,158
14,327	Duke Energy Corp.	1,574,967
41,327	Emera, Inc. (CAD)	1,959,285
4,718,736	Enel S.p.A., ADR	23,390,774
185,900	Eversource Energy	16,400,098
403,203	Exelon Corp.	18,744,907
49,352	Fortis, Inc. (CAD)	2,331,266
537,789	Iberdrola S.A., ADR	22,987,791
411,989	IDACORP, Inc.	46,027,411
472,042	NextEra Energy, Inc.	39,882,829
41,528	Orsted A/S, ADR	1,606,303
1,306,589	PPL Corp.	37,995,608
873,920	Southern (The) Co.	67,195,709
339,553	Xcel Energy, Inc.	24,848,488
		440,687,596

	Energy Equipment & Services — 0.1%
275,893	Archrock, Inc.	2,328,537

	Gas Utilities — 7.6%
2,841,948	AltaGas Ltd. (CAD)	63,317,150
325,312	Atmos Energy Corp.	39,489,624
11,839	Chesapeake Utilities Corp.	1,623,482
351,643	National Fuel Gas Co.	25,437,855
483,944	New Jersey Resources Corp.	22,353,373
414,852	ONE Gas, Inc.	35,237,529
290,316	UGI Corp.	12,530,038
		199,989,051

	Independent Power and Renewable Electricity Producers — 0.6%
228,221	AES (The) Corp.	5,071,070
231,107	Clearway Energy, Inc., Class A	7,980,125
103,242	Northland Power, Inc. (CAD)	3,384,561
		16,435,756

	Multi-Utilities — 13.5%
1,081,977	ATCO Ltd., Class I (CAD)	39,990,607
78,956	Canadian Utilities Ltd., Class A (CAD)	2,555,719
1,258,171	CenterPoint Energy, Inc.	39,871,439
377,709	CMS Energy Corp.	25,959,940
544,452	Dominion Energy, Inc.	44,634,175
266,562	DTE Energy Co.	34,733,029
1,042,644	Public Service Enterprise Group, Inc.	68,470,431

Shares/Units	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
480,299	Sempra Energy	$79,633,574
174,089	WEC Energy Group, Inc.	18,072,179
		353,921,093

	Oil, Gas & Consumable Fuels — 20.6%
125,941	Archaea Energy, Inc. (a)	2,062,913
664,603	Cheniere Energy, Inc.	99,411,317
1,595,522	DT Midstream, Inc.	87,801,576
949,069	Enbridge, Inc.	42,641,670
2,019,303	Keyera Corp. (CAD)	52,337,407
2,555,257	Kinder Morgan, Inc.	45,969,073
771,880	ONEOK, Inc.	46,112,111
170,862	Targa Resources Corp.	11,808,273
1,693,868	TC Energy Corp.	90,317,042
1,772,698	Williams (The) Cos., Inc.	60,431,275
		538,892,657

	Semiconductors & Semiconductor Equipment — 0.3%
28,420	Enphase Energy, Inc. (a)	8,076,396

	Water Utilities — 0.1%
16,155	American Water Works Co., Inc.	2,511,133
	Total Common Stocks — 63.1%	1,654,872,788
	(Cost $1,252,095,476)

	Master Limited Partnerships — 31.7%
	Chemicals — 0.7%
699,297	Westlake Chemical Partners, L.P.	17,713,193

	Energy Equipment & Services — 0.1%
150,484	USA Compression Partners, L.P.	2,666,577

	Independent Power and Renewable Electricity Producers — 4.7%
1,506,094	NextEra Energy Partners, L.P. (b)	124,614,218

	Oil, Gas & Consumable Fuels — 26.2%
908,975	Cheniere Energy Partners, L.P.	45,866,878
662,447	DCP Midstream, L.P.	22,456,953
11,166,419	Energy Transfer, L.P.	126,292,199
6,878,125	Enterprise Products Partners, L.P.	183,852,281
759,056	Hess Midstream, L.P., Class A (b)	23,090,484
1,718,554	Holly Energy Partners, L.P.	29,146,676
3,096,515	Magellan Midstream Partners, L.P.	159,470,523
945,344	MPLX, L.P.	30,733,133

First Trust North American Energy Infrastructure Fund (EMLP)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Shares/Units	Description	Value

	Master Limited Partnerships (Continued)
	Oil, Gas & Consumable Fuels (Continued)
6,027,117	Plains GP Holdings, L.P., Class A (b)	$67,443,439
		688,352,566
	Total Master Limited Partnerships — 31.7%	833,346,554
	(Cost $613,710,301)

	Money Market Funds — 4.3%
111,640,432	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.75% (c)	111,640,432
	(Cost $111,640,432)

	Total Investments — 99.1%	2,599,859,774
	(Cost $1,977,446,209)
	Net Other Assets and Liabilities — 0.9%	24,554,319
	Net Assets — 100.0%	$2,624,414,093

(a)	Non-income producing security.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Rate shown reflects yield as of July 31, 2022.

ADR	-	American Depositary Receipt

Currency Abbreviations:

CAD	-	Canadian Dollar

First Trust North American Energy Infrastructure Fund (EMLP)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,654,872,788	$1,654,872,788	$—	$—
Master Limited Partnerships*	833,346,554	833,346,554	—	—
Money Market Funds	111,640,432	111,640,432	—	—
Total Investments	$2,599,859,774	$2,599,859,774	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust EIP Carbon Impact ETF (ECLN)

Portfolio of Investments
July 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 78.8%
	Construction & Engineering — 4.4%
6,343	Quanta Services, Inc.	$879,964

	Electric Utilities — 21.8%
8,707	Alliant Energy Corp.	530,517
6,364	American Electric Power Co., Inc.	627,236
418	Edison International	28,328
1,874	Emera, Inc. (CAD)	88,845
35,752	Enel S.p.A., ADR	177,223
1,527	Eversource Energy	134,712
2,012	Fortis, Inc. (CAD)	95,042
3,644	Hydro One Ltd. (CAD) (a) (b)	101,732
6,099	Iberdrola S.A., ADR	260,702
4,815	IDACORP, Inc.	537,932
4,293	NextEra Energy, Inc.	362,715
197	Orsted A/S (DKK) (a) (b) (c)	22,934
14,699	PPL Corp.	427,447
3,696	Southern (The) Co.	284,185
8,788	Xcel Energy, Inc.	643,106
		4,322,656

	Gas Utilities — 10.2%
25,356	AltaGas Ltd. (CAD)	564,919
6,197	Atmos Energy Corp.	752,254
1,415	Chesapeake Utilities Corp.	194,039
3,205	New Jersey Resources Corp.	148,039
4,414	ONE Gas, Inc.	374,925
		2,034,176

	Independent Power and Renewable Electricity Producers — 7.0%
7,407	AES (The) Corp.	164,584
2,228	Brookfield Renewable Corp., Class A (CAD)	87,168
14,168	Clearway Energy, Inc., Class A	489,221
16,062	EDP Renovaveis S.A. (EUR) (c)	417,759
1,712	Encavis AG (EUR) (c)	37,463
5,700	Northland Power, Inc. (CAD)	186,862
		1,383,057

	Mortgage Real Estate Investment Trusts — 1.6%
8,673	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	313,009

	Multi-Utilities — 18.6%
6,878	ATCO Ltd., Class I (CAD)	254,216
14,742	CenterPoint Energy, Inc.	467,174
5,173	CMS Energy Corp.	355,540
4,415	Dominion Energy, Inc.	361,942
3,765	DTE Energy Co.	490,579
8,933	Public Service Enterprise Group, Inc.	586,630
3,947	Sempra Energy	654,413
4,971	WEC Energy Group, Inc.	516,039
		3,686,533

Shares/Units	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 13.3%
12,536	Archaea Energy, Inc. (d)	$205,340
7,097	Cheniere Energy, Inc.	1,061,569
17,929	DT Midstream, Inc.	986,633
11,702	Williams (The) Cos., Inc.	398,921
		2,652,463

	Semiconductors & Semiconductor Equipment — 1.5%
1,043	Enphase Energy, Inc. (d)	296,400

	Water Utilities — 0.4%
530	American Water Works Co., Inc.	82,383

	Total Common Stocks — 78.8%	15,650,641
	(Cost $13,336,337)

	Master Limited Partnerships — 11.3%
	Independent Power and Renewable Electricity Producers — 5.1%
10,269	Brookfield Renewable Partners, L.P. (CAD)	387,648
7,535	NextEra Energy Partners, L.P. (e)	623,446
		1,011,094

	Oil, Gas & Consumable Fuels — 6.2%
16,719	Cheniere Energy Partners, L.P.	843,641
11,350	DCP Midstream, L.P.	384,765
		1,228,406
	Total Master Limited Partnerships — 11.3%	2,239,500
	(Cost $1,914,117)

	Money Market Funds — 8.7%
1,724,763	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.75% (f)	1,724,763
	(Cost $1,724,763)

	Total Investments — 98.8%	19,614,904
	(Cost $16,975,217)
	Net Other Assets and Liabilities — 1.2%	228,743
	Net Assets — 100.0%	$19,843,647

First Trust EIP Carbon Impact ETF (ECLN)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

(a)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2022, securities noted as such are valued at $478,156 or 2.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange (“NYSE”) close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(d)	Non-income producing security.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of July 31, 2022.

ADR	-	American Depositary Receipt

Currency Abbreviations:

CAD	-	Canadian Dollar
DKK	-	Danish Krone
EUR	-	Euro

First Trust EIP Carbon Impact ETF (ECLN)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Electric Utilities	$4,322,656	$4,299,722	$22,934	$—
Independent Power and Renewable Electricity Producers	1,383,057	927,835	455,222	—
Other Industry Categories*	9,944,928	9,944,928	—	—
Master Limited Partnerships*	2,239,500	2,239,500	—	—
Money Market Funds	1,724,763	1,724,763	—	—
Total Investments	$19,614,904	$19,136,748	$478,156	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund IV

July 31, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments
July 31, 2022 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 83.5%
	Aerospace & Defense — 0.2%
$1,114,309	Peraton Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.12%	02/01/28	$1,081,582
6,860,792	Transdigm, Inc., Tranche G Refinancing Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.62%	08/22/24	6,714,246
				7,795,828
	Apparel, Accessories & Luxury Goods — 0.1%
2,237,654	Careismatic Brands/New Trojan, Inc. (fka Strategic Partners), Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	5.15% - 5.62%	01/06/28	1,980,324
	Application Software — 15.6%
834,849	CCC Intelligent Solutions, Inc., Term Loan B, 3 Mo. LIBOR + 2.25%, 0.50% Floor	4.50%	09/21/28	809,286
15,316,672	ConnectWise LLC, Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	5.75%	09/30/28	14,596,788
42,504,063	Epicor Software Corp., Term Loan C (First Lien), 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.62%	07/30/27	40,431,990
1,037,772	Flexera Software LLC, 2020 Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	5.37%	01/26/28	1,002,373
31,040,834	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	6.25%	10/01/27	30,057,771
65,102,508	Greeneden U.S. Holdings II LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	6.37%	12/01/27	63,439,790
18,023,272	Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. LIBOR + 6.25%, 0.75% Floor	8.62%	07/10/25	17,426,341
68,456,903	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	5.87%	07/01/24	67,066,543
7,516,225	Imprivata, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	6.12%	11/30/27	7,302,013
23,808,406	Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	6.12%	09/15/24	23,084,154
60,680,728	Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.12%	09/13/24	58,860,307
11,578,646	Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan (Second Lien), 1 Mo. LIBOR + 6.25%, 0.00% Floor	8.62%	02/23/29	10,951,431
5,881,682	ION Trading Technologies Ltd., Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor	7.00%	04/01/28	5,631,710
30,916,344	LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	6.91%	08/31/27	23,508,170
24,984,444	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B, 1 Mo. SOFR + 4.00%, 0.50% Floor	5.70%	02/28/29	23,808,177
247,071	Micro Focus International (MA Financeco LLC), Seattle Spinco Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.12%	06/21/24	229,159
3,864,948	Micro Focus International (MA Financeco LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.92%	06/05/25	3,391,492
14,335,603	RealPage, Inc., Term Loan (Second Lien), 1 Mo. LIBOR + 6.50%, 0.75% Floor	8.87%	04/22/29	13,753,291
52,797,725	RealPage, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	4.67%	04/24/28	50,715,383
67,173,086	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.12%	02/05/24	65,804,770
6,335,515	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.50% Floor	6.37%	06/04/28	6,007,272

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$374,521	Tenable, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.50% Floor	5.56%	07/07/28	$357,668
763,784	TIBCO Software, Inc., Term Loan B-3, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.13%	06/30/26	757,100
683,447	Ultimate Kronos Group (UKG, Inc.), 2021 Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor	5.54%	05/03/26	661,556
3,963,452	Veeam Software Holdings Ltd. (VS Buyer LLC), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.37%	02/28/27	3,859,411
				533,513,946
	Asset Management & Custody Banks — 1.4%
15,451,614	Edelman Financial Engines Center LLC, Term Loan (Second Lien), 1 Mo. LIBOR + 6.75%, 0.00% Floor	9.12%	07/20/26	14,124,475
35,792,003	Edelman Financial Engines Center LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	5.87%	04/07/28	33,927,956
				48,052,431
	Auto Parts & Equipment — 0.3%
9,186,973	Clarios Global L.P. (Power Solutions), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.62%	04/30/26	8,824,455
	Broadcasting — 2.5%
1,141,963	E.W. Scripps Co., Tranche B-3 Term Loan, 1 Mo. LIBOR + 2.75%, 0.75% Floor	5.12%	01/07/28	1,112,466
40,174,706	iHeartCommunications, Inc., Second Amendment Incremental Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	5.62%	05/01/26	37,985,185
8,502,712	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.37%	05/01/26	8,024,435
17,735,579	Univision Communications, Inc., 2017 Replacement Repriced Term Loan C-5 (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.12%	03/15/24	17,526,476
19,853,129	Univision Communications, Inc., 2021 Replacement New Term Loan (First Lien), 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.62%	03/15/26	19,344,492
				83,993,054
	Building Products — 0.1%
2,132,769	Hunter Douglas, Inc. (Solis), Term Loan B, 3 Mo. SOFR + 3.50%, 0.50% Floor	4.84%	02/28/29	1,897,097
372,731	Quikrete Holdings, Inc., Term Loan B-1, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.37%	03/18/29	353,785
				2,250,882
	Cable & Satellite — 0.9%
11,281,436	Cablevision (aka CSC Holdings LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.25%	07/17/25	10,853,644
22,274,072	Radiate Holdco LLC (Astound), Inc., Amendment No. 6 Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.62%	09/25/26	21,033,629
				31,887,273
	Casinos & Gaming — 2.7%
33,249,925	Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.12%	12/22/24	32,460,239
59,785,869	Golden Nugget, Inc. (Fertitta Entertainment LLC), Initial Term Loan B, 1 Mo. SOFR + 4.00%, 0.50% Floor	6.33%	01/27/29	56,894,027

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Casinos & Gaming (Continued)
$500,000	Light & Wonder (FKA Scientific Games International, Inc.), Term Loan B, 1 Mo. SOFR + 3.00%, 0.50% Floor	5.04%	04/07/29	$488,125
1,699,679	Scientific Games Holdings L.P. (Scientific Games Lottery), Initial Dollar Term Loan, 3 Mo. SOFR + 3.50%, 0.50% Floor	5.62%	04/04/29	1,621,069
				91,463,460
	Communications Equipment — 0.1%
2,604,380	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.62%	04/06/26	2,448,117
	Data Processing & Outsourced Services — 0.2%
8,175,072	Paysafe Holdings (US) Corp., Facility B1 Loan, 1 Mo. LIBOR + 2.75%, 0.50% Floor	5.12%	06/24/28	7,465,884
	Diversified Chemicals — 0.1%
2,735,260	Ineos US Petrochem LLC (Ineos Quattro), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	5.12%	01/31/26	2,590,811
	Education Services — 0.3%
11,917,360	Ascensus Holdings, Inc. (Mercury), Term Loan (First Lien), 3 Mo. LIBOR + 3.50%, 0.50% Floor	5.81%	08/02/28	11,351,285
	Electric Utilities — 2.1%
74,747,108	PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	5.38%	06/23/25	72,060,697
	Electronic Equipment & Instruments — 1.3%
23,874,266	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.87%	11/03/28	22,183,251
24,432,408	Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	5.52%	08/20/25	22,274,294
				44,457,545
	Environmental & Facilities Services — 0.8%
10,903,436	Allied Universal Holdco LLC, Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.50% Floor	6.12%	05/14/28	10,171,379
17,259,372	Packers Holdings LLC (PSSI), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.12%	03/15/28	16,184,976
				26,356,355
	Health Care Equipment — 0.0%
1,169,138	Embecta Corp., Initial Term Loan, 3 Mo. SOFR + 3.00%, 0.50% Floor	5.05%	03/31/29	1,136,741
	Health Care Facilities — 0.5%
16,764,272	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.87%	08/24/28	15,795,130
2,482,740	WP CityMD Bidco. LLC (Summit Health), Second Amendment Refi Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor	5.50%	12/23/28	2,384,324
				18,179,454
	Health Care Services — 5.4%
33,243,774	ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2, 1 Mo. LIBOR + 3.38%, 0.50% Floor	5.75%	12/23/27	30,655,413

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services (Continued)
$12,573,535	ADMI Corp. (Aspen Dental), 2021 Incremental Term Loan B3, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.87%	12/23/27	$11,698,669
7,362,269	Aveanna Healthcare LLC, 2021 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	5.91%	07/15/28	6,088,597
1,725,639	Aveanna Healthcare LLC, Delayed Draw Term Loan, 1 Mo. LIBOR + 3.75%, 0.50% Floor	6.11%	07/15/28	1,427,103
19,272,777	Brightspring Health (Phoenix Guarantor, Inc.), Incremental Term Loan B-3, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.76%	03/05/26	18,520,561
27,459,926	CHG Healthcare Services, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	4.75%	09/30/28	26,591,918
23,112,199	Envision Healthcare Corp., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.12%	10/10/25	5,975,428
14,911,707	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	5.37%	10/29/28	14,411,121
10,522,339	Global Medical Response, Inc. (fka Air Medical), 2018 New Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	6.62%	03/14/25	10,033,471
1,360,234	Global Medical Response, Inc. (fka Air Medical), 2021 Refinancing Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.96%	10/02/25	1,296,901
649,029	Help at Home (HAH Group Holding Co. LLC), Delayed Draw Term Loan, 3 Mo. SOFR + 5.00%, 1.00% Floor	7.21%	10/29/27	610,088
5,129,324	Help at Home (HAH Group Holding Co. LLC), Initial Term Loan, 3 Mo. SOFR + 5.00%, 1.00% Floor	7.21%	10/29/27	4,821,565
8,645,365	Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.75% Floor	4.51%	11/30/27	8,304,219
2,930,452	Radnet Management, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.31%	04/22/28	2,838,875
746,484	SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.75% Floor	7.12%	02/28/28	679,301
6,451,617	Sevita (National Mentor Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.13%	03/01/28	5,453,939
8,008,029	Sevita (National Mentor Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	6.01%	03/01/28	6,769,667
476,007	Sevita (National Mentor Holdings, Inc.), Term Loan C, 3 Mo. LIBOR + 3.75%, 0.75% Floor	6.01%	03/01/28	402,397
3,067,079	Surgery Centers Holdings, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.11%	08/31/26	2,940,562
12,110,383	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.12%	02/06/24	10,783,691
15,606,225	U.S. Anesthesia Partners Intermediate Holdings, Inc., New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.50% Floor	5.96%	09/30/28	14,593,537
				184,897,023
	Health Care Supplies — 1.5%
54,857,495	Medline Borrower L.P. (Mozart), Initial Dollar Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	5.62%	10/21/28	52,303,330
	Health Care Technology — 10.3%
36,010,998	athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. SOFR + 3.50%, 0.50% Floor	5.65%	02/15/29	34,255,462
69,632,453	Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.87%	03/01/24	68,653,420

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Technology (Continued)
$31,155,906	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	6.62%	12/16/25	$29,029,516
33,386,932	Ensemble RCM LLC (Ensemble Health), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.00% Floor	4.99%	08/01/26	32,566,281
25,991,315	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.62%	03/10/28	24,789,216
13,267,837	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	6.37%	10/23/26	12,869,801
6,434,735	Press Ganey (Azalea TopCo, Inc.), 2021 Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.12%	07/25/26	6,032,564
10,043,220	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.87%	07/25/26	9,402,965
74,012,222	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	6.37%	08/27/25	71,930,999
62,348,666	Zelis Payments Buyer, Inc., New Term Loan B-1, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.21%	09/30/26	60,627,220
				350,157,444
	Hotels, Resorts & Cruise Lines — 0.2%
7,420,552	Alterra Mountain Company, Term Loan B-2, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.87%	08/17/28	7,148,440
	Household Appliances — 0.1%
6,096,837	Weber-Stephen Products LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.62%	10/31/27	4,907,953
	Human Resource & Employment Services — 0.0%
904,641	Alight, Inc. (fka Tempo Acq.), Extended Term Loan 2022, 1 Mo. SOFR + 3.00%, 0.50% Floor	5.33%	08/31/28	884,061
	Industrial Machinery — 0.4%
9,818,663	Filtration Group Corp., 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.87%	10/21/28	9,428,371
5,556,308	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New Term Loan B1 (USD), 6 Mo. LIBOR + 3.50%, 0.50% Floor	6.87%	07/31/27	5,357,670
				14,786,041
	Insurance Brokers — 8.2%
3,646,041	Alliant Holdings I LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.62%	05/10/25	3,519,086
57,918,797	Alliant Holdings I LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.62%	05/09/25	55,928,128
11,633,165	Alliant Holdings I LLC, TLB-4 New Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.66%	11/06/27	11,216,930
1,451,458	AmWINS Group, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.62%	02/28/28	1,404,126
12,888,124	AssuredPartners, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.87%	02/13/27	12,237,274
13,163,414	AssuredPartners, Inc., Incremental Term Loan 2022, 1 Mo. SOFR + 3.50%, 0.50% Floor	5.83%	02/13/27	12,505,243
43,842,515	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.87%	02/12/27	41,650,389

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$9,004,237	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.37%	01/27/27	$8,562,039
87,526	HUB International Ltd., Initial Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	5.55%	04/25/25	85,203
33,522,493	HUB International Ltd., Initial Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.77%	04/25/25	32,632,805
118,971	HUB International Ltd., New Term Loan B-3, 2 Mo. LIBOR + 3.25%, 0.75% Floor	5.78%	04/25/25	116,220
46,755,505	HUB International Ltd., New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor	5.98%	04/25/25	45,674,518
56,566,226	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.25%	05/15/24	55,523,145
				281,055,106
	Integrated Telecommunication Services — 1.4%
2,793,138	Frontier Communications Corp., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	6.06%	10/08/27	2,658,370
11,603,405	Numericable (Altice France S.A. or SFR), Term Loan B-11, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.56%	07/31/25	10,828,878
1,943,878	Numericable (Altice France S.A. or SFR), Term Loan B-12, 3 Mo. LIBOR + 3.69%, 0.00% Floor	6.20%	01/31/26	1,830,277
12,743,906	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	5.41%	08/14/26	12,087,595
9,587,705	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. SOFR + 4.25%, 0.50% Floor	6.58%	03/09/27	9,046,383
11,827,769	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.37%	03/09/27	10,903,074
				47,354,577
	Managed Health Care — 1.0%
37,608,174	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	5.82%	08/31/28	34,777,030
	Metal & Glass Containers — 0.3%
4,667,245	Altium Packaging LLC (FKA Consolidated Container), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	5.13%	02/03/28	4,419,695
6,722,385	PODS LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.37%	03/31/28	6,436,683
				10,856,378
	Movies & Entertainment — 0.6%
1,848,603	Cineworld Group PLC (Crown), New Priority Term Loan, 6 Mo. LIBOR + 8.25%, 1.00% Floor	10.08%	05/23/24	1,927,168
3,461,819	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (c)	15.25%	05/23/24	3,813,228
22,603,124	Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR + 2.50%, 1.00% Floor	4.00%	02/28/25	14,407,231
				20,147,627
	Office Services & Supplies — 0.6%
19,703,297	Dun & Bradstreet Corp., Refinancing Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.55%	02/08/26	19,145,103

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Other Diversified Financial Services — 0.0%
$958,852	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	5.12%	02/04/28	$936,377
	Paper Packaging — 2.2%
30,114,235	Graham Packaging Company L.P., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.37%	08/04/27	28,980,735
12,775,819	Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group Holdings), Term Loan B-2, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.62%	02/05/26	12,365,971
33,173,558	Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group Holdings), Tranche B-3 U.S. Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.87%	09/20/28	32,065,893
				73,412,599
	Pharmaceuticals — 5.0%
1,058,478	Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%, 1.00% Floor (d)	9.78%	09/30/25	1,012,615
13,889,604	Bausch Health Cos., Inc. (Valeant), Second Amendment Term Loan B, 1 Mo. SOFR + 5.25%, 0.50% Floor	6.55%	02/11/27	11,649,905
38,839,815	Endo LLC, 2021 Term Loan B, 1 Mo. LIBOR + 5.00%, 0.75% Floor	7.38%	03/27/28	31,222,939
31,492,866	Jazz Pharmaceuticals, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.87%	05/05/28	30,718,771
8,394,768	Mallinckrodt International Finance S.A., 2017 Replacement Term Loan, 3 Mo. LIBOR + 5.25%, 0.75% Floor (e)	7.25%	09/30/27	6,946,671
42,843,872	Nestle Skin Health (Sunshine Lux VII S.A.R.L./Galderma), 2021 Term Loan B-3, 3 Mo. LIBOR + 3.75%, 0.75% Floor	6.00%	10/02/26	40,835,779
1,306,112	Padagis LLC, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.50% Floor	7.04%	07/06/28	1,234,276
49,301,903	Parexel International Corp. (Phoenix Newco), Term Loan (First Lien), 1 Mo. LIBOR + 3.25%, 0.50% Floor	5.62%	11/15/28	47,930,817
				171,551,773
	Research & Consulting Services — 2.3%
50,072,359	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.37%	10/31/26	48,736,930
16,034,842	Corelogic, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.88%	06/02/28	13,449,224
9,318,133	J.D. Power (Project Boost Purchaser LLC), 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.87%	05/26/26	8,826,042
5,934,201	Veritext Corp. (VT TopCo, Inc.), Non-Fungible Term Loan (First Lien), 1 Mo. LIBOR + 3.75%, 0.75% Floor	5.42%	08/10/25	5,592,984
				76,605,180
	Restaurants — 3.1%
9,227,444	1011778 B.C. Unlimited Liability Co. (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.12%	11/14/26	8,936,226
20,578,480	IRB Holding Corp. (Arby’s/Inspire Brands), New Term Loan B 2022, 1 Mo. SOFR + 3.15%, 0.75% Floor	4.84%	12/15/27	19,703,894
66,397,789	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.12%	02/05/25	64,642,895
4,516,954	Portillo’s Holdings LLC, Term Loan B-3, 1 Mo. LIBOR + 5.50%, 1.00% Floor	7.87%	08/30/24	4,445,451

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Restaurants (Continued)
$9,137,416	Whatabrands LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	5.62%	07/31/28	$8,683,835
				106,412,301
	Security & Alarm Services — 0.1%
4,629,846	Garda World Security Corp., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	6.47%	10/30/26	4,369,417
	Soft Drinks — 0.3%
22,525	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub LLC), Term Loan (First Lien), 1 Mo. SOFR + 3.25%, 0.50% Floor	5.68%	01/24/29	21,472
8,987,375	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub LLC), Term Loan (First Lien), 3 Mo. SOFR + 3.25%, 0.50% Floor	5.40%	01/24/29	8,567,215
1,318,011	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub LLC), Term Loan (Second Lien), 3 Mo. SOFR + 6.00%, 0.50% Floor	8.15%	01/24/30	1,195,001
				9,783,688
	Specialized Consumer Services — 1.6%
6,075,360	Asurion LLC, New B-8 Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.62%	12/23/26	5,698,202
12,979,453	Asurion LLC, Term Loan B-3 (Second Lien), 1 Mo. LIBOR + 5.25%, 0.00% Floor	7.62%	01/31/28	11,097,432
37,402,370	Asurion LLC, Term Loan B6, 1 Mo. LIBOR + 3.13%, 0.00% Floor	5.50%	11/03/23	36,714,541
311,560	Driven Holdings LLC, 2021 Term Loan B, 1 Yr. LIBOR + 3.25%, 0.50% Floor	3.77%	11/30/28	300,655
				53,810,830
	Specialized Finance — 0.9%
31,340,460	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.01%	01/08/27	30,504,610
	Specialty Stores — 1.7%
1,606,769	Bass Pro Group LLC (Great Outdoors Group LLC) Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.12%	03/05/28	1,466,177
47,166,836	Petco Health and Wellness Co., Inc., Initial Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	5.50%	03/03/28	45,567,409
11,570,206	Petsmart, Inc., Initial Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.12%	02/12/28	11,131,464
				58,165,050
	Systems Software — 5.8%
66,868,726	Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR + 3.00%, 0.50% Floor	5.25%	09/19/24	65,564,786
938,712	Applied Systems, Inc., Term Loan (First Lien), Prime Rate + 2.00%, 0.50% Floor	6.75%	09/19/24	920,407
8,629,642	Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR + 5.50%, 0.75% Floor	7.75%	09/19/25	8,379,987
6,287,705	BeyondTrust (Brave Parent Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	6.37%	04/19/25	5,931,380
17,526,176	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.12%	10/02/25	16,841,954
2,747,579	Idera, Inc., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	5.47%	02/15/28	2,552,968

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software (Continued)
$24,451,961	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	6.87%	06/13/24	$22,787,760
10,395,000	Proofpoint, Inc., Term Loan (Second Lien), 3 Mo. LIBOR + 6.25%, 0.50% Floor	7.82%	08/31/29	9,992,194
38,823,159	Proofpoint, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	4.82%	08/31/28	37,227,139
22,703,020	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	5.17%	03/05/27	21,965,172
1,651,294	SS&C Technologies Holdings, Inc., Term Loan B-3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.12%	04/16/25	1,610,788
1,340,499	SS&C Technologies Holdings, Inc., Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.12%	04/16/25	1,307,617
982,278	SUSE (Marcel Lux IV S.A.R.L.), Facility Term Loan B1 USD, 1 Mo. SOFR + 3.25%, 0.00% Floor	4.78%	03/15/26	955,266
				196,037,418
	Trading Companies & Distributors — 1.1%
39,152,660	SRS Distribution, Inc., 2021 Refinancing Term Loan, 3 Mo. LIBOR + 3.50%, 0.50% Floor	6.31%	06/04/28	37,243,968
838,233	SRS Distribution, Inc., 2022 Refinancing Term Loan, 3 Mo. SOFR + 3.50%, 0.50% Floor	6.18%	06/04/28	797,193
				38,041,161
	Trucking — 0.2%
5,343,252	Hertz (The) Corp., Exit Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	5.63%	06/30/28	5,121,187
1,001,689	Hertz (The) Corp., Exit Term Loan C, 1 Mo. LIBOR + 3.25%, 0.50% Floor	5.63%	06/30/28	960,059
				6,081,246
	Total Senior Floating-Rate Loan Interests			2,849,940,305
	(Cost $2,995,346,709)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 9.8%
	Aerospace & Defense — 0.0%
1,082,000	TransDigm, Inc. (f)	6.25%	03/15/26	1,091,960
	Alternative Carriers — 0.1%
2,760,000	Cogent Communications Group, Inc. (f)	3.50%	05/01/26	2,594,466
	Application Software — 0.1%
763,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (f)	5.25%	12/01/27	743,074
3,598,000	GoTo Group, Inc. (f)	5.50%	09/01/27	2,635,931
				3,379,005
	Broadcasting — 1.2%
2,148,000	Gray Television, Inc. (f)	5.88%	07/15/26	2,137,324
18,561,000	Nexstar Media, Inc. (f)	5.63%	07/15/27	18,590,976
18,444,000	Sirius XM Radio, Inc. (f)	3.13%	09/01/26	17,432,531

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Broadcasting (Continued)
$1,905,000	Univision Communications, Inc. (f)	5.13%	02/15/25	$1,854,832
				40,015,663
	Cable & Satellite — 3.2%
57,771,000	CCO Holdings LLC / CCO Holdings Capital Corp. (f)	5.13%	05/01/27	56,749,609
53,853,000	CSC Holdings LLC (f)	7.50%	04/01/28	49,581,918
2,882,000	Radiate Holdco LLC / Radiate Finance, Inc. (f)	4.50%	09/15/26	2,658,069
				108,989,596
	Casinos & Gaming — 0.1%
2,020,000	VICI Properties L.P. / VICI Note Co., Inc. (f)	4.25%	12/01/26	1,899,903
	Electric Utilities — 0.1%
2,000,000	PG&E Corp.	5.00%	07/01/28	1,834,670
	Health Care Equipment — 0.2%
5,877,000	Baxter International, Inc.	1.32%	11/29/24	5,564,041
	Health Care Facilities — 1.1%
4,014,000	Select Medical Corp. (f)	6.25%	08/15/26	4,024,938
10,264,000	Tenet Healthcare Corp. (f)	4.88%	01/01/26	10,190,818
2,015,000	Tenet Healthcare Corp. (f)	6.25%	02/01/27	2,041,880
16,407,000	Tenet Healthcare Corp. (f)	5.13%	11/01/27	16,201,010
3,607,000	Tenet Healthcare Corp. (f)	4.63%	06/15/28	3,408,950
1,430,000	Tenet Healthcare Corp. (f)	6.13%	10/01/28	1,395,916
				37,263,512
	Health Care Services — 0.7%
1,459,000	DaVita, Inc. (f)	4.63%	06/01/30	1,199,167
475,000	DaVita, Inc. (f)	3.75%	02/15/31	362,123
24,652,000	Global Medical Response, Inc. (f)	6.50%	10/01/25	22,929,811
				24,491,101
	Health Care Technology — 0.4%
15,476,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (f)	5.75%	03/01/25	15,419,281
	Insurance Brokers — 0.9%
3,124,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (f)	4.25%	10/15/27	2,915,903
2,265,000	AmWINS Group, Inc. (f)	4.88%	06/30/29	2,064,593
9,728,000	AssuredPartners, Inc. (f)	7.00%	08/15/25	9,597,637
16,858,000	HUB International Ltd. (f)	7.00%	05/01/26	16,666,156
				31,244,289
	Integrated Telecommunication Services — 0.1%
4,564,000	Zayo Group Holdings, Inc. (f)	4.00%	03/01/27	3,986,073
	Managed Health Care — 0.1%
5,000,000	UnitedHealth Group, Inc.	1.15%	05/15/26	4,653,639
	Paper Packaging — 0.1%
4,535,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC (f)	4.00%	10/15/27	4,001,729
	Pharmaceuticals — 0.1%
843,000	Horizon Therapeutics USA, Inc. (f)	5.50%	08/01/27	833,862

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$1,604,000	Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (f)	4.13%	04/30/28	$1,523,632
				2,357,494
	Research & Consulting Services — 0.0%
1,000,000	Clarivate Science Holdings Corp. (f)	3.88%	07/01/28	912,270
	Restaurants — 0.1%
3,185,000	IRB Holding Corp. (f)	7.00%	06/15/25	3,261,424
	Systems Software — 0.8%
18,749,000	SS&C Technologies, Inc. (f)	5.50%	09/30/27	18,516,606
7,748,000	VMware, Inc.	1.00%	08/15/24	7,294,677
				25,811,283
	Trucking — 0.3%
12,706,000	Hertz (The) Corp. (f)	4.63%	12/01/26	11,329,877
	Wireless Telecommunication Services — 0.1%
4,796,000	T-Mobile USA, Inc.	2.25%	02/15/26	4,485,051
	Total Corporate Bonds and Notes			334,586,327
	(Cost $345,398,259)

FOREIGN CORPORATE BONDS AND NOTES — 0.3%
	Data Processing & Outsourced Services — 0.3%
10,755,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (f)	4.00%	06/15/29	8,253,763
	Environmental & Facilities Services — 0.0%
1,323,000	GFL Environmental, Inc. (f)	4.00%	08/01/28	1,195,450
	Pharmaceuticals — 0.0%
214,000	Jazz Securities DAC (f)	4.38%	01/15/29	206,527
	Restaurants — 0.0%
1,310,000	1011778 BC ULC / New Red Finance, Inc. (f)	4.38%	01/15/28	1,216,211
	Total Foreign Corporate Bonds and Notes			10,871,951
	(Cost $12,624,782)

Shares	Description	Value

COMMON STOCKS — 0.1%

	Pharmaceuticals — 0.1%
249,316	Akorn, Inc. (g) (h)	1,578,918
	(Cost $2,858,880)

WARRANTS — 0.0%

	Movies & Entertainment — 0.0%
972,355	Cineworld Group PLC, expiring 11/23/25 (g) (i)	189,462
	(Cost $0)

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Shares	Description	Value

RIGHTS — 0.0%

	Electric Utilities — 0.0%
4,887	Vista Energy Corp., no expiration date (g) (i)	$6,475

	Life Sciences Tools & Services — 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (g) (i) (j) (k)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (g) (i) (j) (k)	0
		0
	Total Rights	6,475
	(Cost $8,491)

MONEY MARKET FUNDS — 1.8%
61,378,207	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.75% (l)	61,378,207
	(Cost $61,378,207)
	Total Investments — 95.5%	3,258,551,645

	(Cost $3,417,615,328)
	Net Other Assets and Liabilities — 4.5%	153,148,521
	Net Assets — 100.0%	$3,411,700,166

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	The issuer will pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the fiscal year-to-date period (November 1, 2021 to July 31, 2022), the Fund received a portion of the interest in cash and PIK interest with a principal value of $207,851 for Cineworld Group PLC.
(d)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (November 1, 2021 to July 31, 2022), this security paid all of its interest in cash.
(e)	On June 16, 2022, Mallinckrodt plc completed a Bankruptcy Plan of Reorganization. In connection with the Plan of Reorganization, the Fund received a new replacement term loan.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2022, securities noted as such amounted to $321,626,200 or 9.4% of net assets.
(g)	Non-income producing security.
(h)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(k)

This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s

Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2022, securities noted as such are valued at $0 or 0.0% of net assets.

(l)	Rate shown reflects yield as of July 31, 2022.

LIBOR	- London Interbank Offered Rate
SOFR	- Secured Overnight Financing Rate

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:

	Total Value at 7/31/2022		Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$2,849,940,305		$—	$2,849,940,305	$—
Corporate Bonds and Notes*	334,586,327		—	334,586,327	—
Foreign Corporate Bonds and Notes*	10,871,951		—	10,871,951	—
Common Stocks*	1,578,918		—	1,578,918	—
Warrants*	189,462		—	189,462	—
Rights:
Electric Utilities	6,475		—	6,475	—
Life Sciences Tools & Services	—	**	—	—	—	**
Money Market Funds	61,378,207		61,378,207	—	—
Total Investments	$3,258,551,645		$61,378,207	$3,197,173,438	$—	**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.

Level 3 Rights are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Unfunded Loan Commitments As of July 31, 2022, the Fund had the following unfunded loan commitment:

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)

athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan	$6,103,559	$6,063,559	$5,806,011	$(257,548)
Veritext Corp. (VT TopCo, Inc.), Term Loan	395,319	394,547	374,565	(19,982)
		$6,458,106	$6,180,576	$(277,530)

Restricted Securities As of July 31, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets

Akorn, Inc.	10/15/2020	249,316	$6.33	$2,858,880	$1,578,918	0.05%

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 81.8%
	Aerospace & Defense — 0.7%
$342,000	Booz Allen Hamilton, Inc. (a)	3.88%	09/01/28	$324,842
3,802,000	Science Applications International Corp. (a)	4.88%	04/01/28	3,621,356
1,333,000	Spirit AeroSystems, Inc. (a)	5.50%	01/15/25	1,333,707
2,333,000	Spirit AeroSystems, Inc. (a)	7.50%	04/15/25	2,334,143
3,412,000	TransDigm, Inc. (a)	6.25%	03/15/26	3,443,407
				11,057,455
	Agricultural Products — 0.0%
500,000	Lamb Weston Holdings, Inc. (a)	4.88%	05/15/28	487,555
	Alternative Carriers — 0.2%
2,000,000	Level 3 Financing, Inc. (a)	4.25%	07/01/28	1,750,193
2,000,000	Level 3 Financing, Inc. (a)	3.63%	01/15/29	1,675,760
				3,425,953
	Apparel Retail — 0.6%
8,080,000	Nordstrom, Inc. (b)	4.00%	03/15/27	7,408,557
2,854,000	Nordstrom, Inc.	4.38%	04/01/30	2,398,767
				9,807,324
	Application Software — 1.8%
12,000,000	Condor Merger Sub, Inc. (a)	7.38%	02/15/30	10,566,000
5,289,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a) (b)	5.25%	12/01/27	5,150,880
13,254,000	GoTo Group, Inc. (a) (b)	5.50%	09/01/27	9,710,013
5,685,000	Open Text Holdings, Inc. (a)	4.13%	02/15/30	5,266,698
				30,693,591
	Automobile Manufacturers — 0.5%
6,631,000	Ford Motor Co. (b)	9.63%	04/22/30	7,933,461
500,000	Ford Motor Credit Co. LLC	5.13%	06/16/25	500,000
667,000	Penske Automotive Group, Inc.	3.50%	09/01/25	644,002
				9,077,463
	Automotive Retail — 0.3%
167,000	Group 1 Automotive, Inc. (a)	4.00%	08/15/28	149,629
5,339,000	IAA, Inc. (a)	5.50%	06/15/27	5,320,661
250,000	Lithia Motors, Inc. (a)	3.88%	06/01/29	223,486
100,000	Sonic Automotive, Inc. (a)	4.63%	11/15/29	84,853
100,000	Sonic Automotive, Inc. (a)	4.88%	11/15/31	81,655
				5,860,284
	Broadcasting — 11.1%
21,673,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (a) (b)	6.63%	08/15/27	2,058,935
28,294,000	Gray Television, Inc. (a) (b)	5.88%	07/15/26	28,153,379
12,429,000	Gray Television, Inc. (a) (b)	7.00%	05/15/27	12,469,339
3,591,000	Gray Television, Inc. (a)	4.75%	10/15/30	3,094,471
30,936,000	iHeartCommunications, Inc. (b)	8.38%	05/01/27	28,026,469
11,927,000	iHeartCommunications, Inc. (a) (b)	5.25%	08/15/27	10,882,433
40,562,000	Nexstar Media, Inc. (a) (b)	5.63%	07/15/27	40,627,508
13,255,000	Nexstar Media, Inc. (a) (b)	4.75%	11/01/28	12,379,507
1,389,000	Scripps Escrow II, Inc. (a)	3.88%	01/15/29	1,248,107
8,355,000	Scripps Escrow, Inc. (a) (b)	5.88%	07/15/27	8,017,625
15,319,000	Sinclair Television Group, Inc. (a) (b)	5.13%	02/15/27	13,701,326
5,000,000	Sinclair Television Group, Inc. (a)	5.50%	03/01/30	4,023,821
1,000,000	Sinclair Television Group, Inc. (a)	4.13%	12/01/30	842,048

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Broadcasting (Continued)
$5,509,000	Sirius XM Radio, Inc. (a)	3.13%	09/01/26	$5,206,886
857,000	Sirius XM Radio, Inc. (a)	5.50%	07/01/29	840,828
2,000,000	Sirius XM Radio, Inc. (a)	4.13%	07/01/30	1,802,300
9,676,000	Univision Communications, Inc. (a) (b)	5.13%	02/15/25	9,421,183
6,117,000	Univision Communications, Inc. (a) (b)	6.63%	06/01/27	6,140,703
				188,936,868
	Building Products — 0.5%
1,000,000	American Builders & Contractors Supply Co., Inc. (a)	4.00%	01/15/28	937,310
500,000	American Builders & Contractors Supply Co., Inc. (a)	3.88%	11/15/29	428,105
100,000	Beacon Roofing Supply, Inc. (a)	4.13%	05/15/29	88,619
100,000	Builders FirstSource, Inc. (a)	4.25%	02/01/32	85,824
1,392,000	Standard Industries, Inc. (a)	5.00%	02/15/27	1,341,102
1,426,000	Standard Industries, Inc. (a)	4.75%	01/15/28	1,358,351
2,492,000	Standard Industries, Inc. (a)	4.38%	07/15/30	2,180,350
1,000,000	Standard Industries, Inc. (a)	3.38%	01/15/31	815,325
1,000,000	TopBuild Corp. (a)	3.63%	03/15/29	905,025
				8,140,011
	Cable & Satellite — 7.6%
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.50%	05/01/26	1,008,520
2,828,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.13%	05/01/27	2,778,001
9,738,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.00%	02/01/28	9,414,991
23,466,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.38%	06/01/29	22,404,163
20,653,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.75%	03/01/30	18,823,041
9,707,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	08/15/30	8,645,442
5,445,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.25%	02/01/31	4,731,569
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.50%	05/01/32	877,170
819,000	CSC Holdings LLC (a)	5.50%	04/15/27	794,242
13,619,000	CSC Holdings LLC (a)	7.50%	04/01/28	12,538,877
42,608,000	CSC Holdings LLC (a) (b)	5.75%	01/15/30	34,594,500
4,167,000	CSC Holdings LLC (a)	4.63%	12/01/30	3,176,483
1,000,000	CSC Holdings LLC (a)	5.00%	11/15/31	745,573
357,000	DIRECTV Financing LLC / DIRECTV Financing Co., Inc. (a)	5.88%	08/15/27	334,147
2,851,000	Radiate Holdco LLC / Radiate Finance, Inc. (a)	4.50%	09/15/26	2,629,477
6,216,000	Radiate Holdco LLC / Radiate Finance, Inc. (a)	6.50%	09/15/28	4,959,529
				128,455,725
	Casinos & Gaming — 3.8%
500,000	Boyd Gaming Corp.	4.75%	12/01/27	481,705
6,062,000	Boyd Gaming Corp. (a)	4.75%	06/15/31	5,592,892
12,801,000	Caesars Entertainment, Inc. (a) (b)	8.13%	07/01/27	12,836,267
8,662,000	Caesars Entertainment, Inc. (a)	4.63%	10/15/29	7,363,956
179,000	CDI Escrow Issuer, Inc. (a)	5.75%	04/01/30	175,638
29,783,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	24,421,167
430,000	MGM Resorts International	6.75%	05/01/25	432,582
2,440,000	MGM Resorts International	5.75%	06/15/25	2,421,700
716,000	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. (a)	6.63%	03/01/30	644,167
3,903,000	Station Casinos LLC (a)	4.50%	02/15/28	3,508,387
4,924,000	Station Casinos LLC (a)	4.63%	12/01/31	4,303,404
2,338,000	VICI Properties L.P. / VICI Note Co., Inc. (a)	4.25%	12/01/26	2,198,996

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Casinos & Gaming (Continued)
$100,000	VICI Properties L.P. / VICI Note Co., Inc. (a)	3.88%	02/15/29	$91,398
				64,472,259
	Communications Equipment — 1.4%
26,334,000	CommScope Technologies LLC (a) (b)	6.00%	06/15/25	24,388,971
	Construction & Engineering — 0.7%
500,000	Atkore, Inc. (a)	4.25%	06/01/31	434,425
13,490,000	Pike Corp. (a) (b)	5.50%	09/01/28	11,619,544
				12,053,969
	Construction Materials — 0.4%
176,000	GYP Holdings III Corp. (a)	4.63%	05/01/29	142,948
4,282,000	New Enterprise Stone & Lime Co., Inc. (a)	5.25%	07/15/28	3,741,933
3,623,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	5.25%	01/15/29	3,416,290
				7,301,171
	Consumer Finance — 0.2%
486,000	Black Knight InfoServ LLC (a)	3.63%	09/01/28	450,765
3,000,000	FirstCash, Inc. (a)	4.63%	09/01/28	2,688,903
				3,139,668
	Data Processing & Outsourced Services — 0.0%
500,000	Block, Inc.	2.75%	06/01/26	467,380
250,000	Block, Inc.	3.50%	06/01/31	216,827
				684,207
	Electric Utilities — 1.7%
19,077,000	PG&E Corp. (b)	5.00%	07/01/28	17,500,000
13,327,000	PG&E Corp. (b)	5.25%	07/01/30	11,993,567
				29,493,567
	Electrical Components & Equipment — 0.0%
667,000	Sensata Technologies, Inc. (a)	3.75%	02/15/31	580,463
	Environmental & Facilities Services — 0.7%
6,495,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (a)	9.75%	07/15/27	5,975,108
8,342,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (a) (b)	6.00%	06/01/29	6,449,607
				12,424,715
	Fertilizers & Agricultural Chemicals — 0.1%
250,000	Scotts Miracle-Gro (The) Co.	4.50%	10/15/29	214,116
1,000,000	Scotts Miracle-Gro (The) Co.	4.00%	04/01/31	826,355
				1,040,471
	Financial Exchanges & Data — 0.0%
750,000	MSCI, Inc. (a)	4.00%	11/15/29	708,375
	Food Distributors — 0.1%
1,397,000	US Foods, Inc. (a)	4.75%	02/15/29	1,306,988
	Food Retail — 0.5%
3,700,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC (a)	4.63%	01/15/27	3,501,168
3,000,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC (a)	5.88%	02/15/28	2,914,890

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Food Retail (Continued)
$2,210,000	Safeway, Inc.	7.25%	02/01/31	$2,175,602
				8,591,660
	Health Care Distributors — 0.3%
1,421,000	AdaptHealth LLC (a)	6.13%	08/01/28	1,346,748
3,000,000	AdaptHealth LLC (a)	4.63%	08/01/29	2,688,780
1,161,000	AdaptHealth LLC (a) (b)	5.13%	03/01/30	1,066,686
691,000	RP Escrow Issuer LLC (a)	5.25%	12/15/25	622,015
				5,724,229
	Health Care Equipment — 0.3%
3,471,000	Baxter International, Inc.	1.32%	11/29/24	3,286,164
1,435,000	Embecta Corp. (a)	5.00%	02/15/30	1,263,544
300,000	Teleflex, Inc. (a)	4.25%	06/01/28	283,241
				4,832,949
	Health Care Facilities — 5.9%
1,000,000	Acadia Healthcare Co., Inc. (a)	5.50%	07/01/28	986,150
1,290,000	Acadia Healthcare Co., Inc. (a)	5.00%	04/15/29	1,251,622
3,652,000	CHS/Community Health Systems, Inc. (a)	5.25%	05/15/30	3,077,467
2,284,000	Encompass Health Corp.	5.75%	09/15/25	2,291,832
1,300,000	Encompass Health Corp.	4.50%	02/01/28	1,205,763
6,080,000	Encompass Health Corp.	4.75%	02/01/30	5,620,382
500,000	Encompass Health Corp.	4.63%	04/01/31	449,478
28,017,000	Select Medical Corp. (a) (b)	6.25%	08/15/26	28,093,346
7,492,000	Tenet Healthcare Corp. (a)	4.88%	01/01/26	7,438,582
9,689,000	Tenet Healthcare Corp. (a) (b)	5.13%	11/01/27	9,567,355
4,850,000	Tenet Healthcare Corp. (a)	4.63%	06/15/28	4,583,701
35,865,000	Tenet Healthcare Corp. (a) (b)	6.13%	10/01/28	35,010,158
				99,575,836
	Health Care Services — 3.1%
24,415,000	DaVita, Inc. (a) (b)	4.63%	06/01/30	20,066,933
908,000	DaVita, Inc. (a)	3.75%	02/15/31	692,227
26,355,000	Global Medical Response, Inc. (a) (b)	6.50%	10/01/25	24,513,840
718,000	ModivCare Escrow Issuer, Inc. (a)	5.00%	10/01/29	657,842
1,951,000	ModivCare, Inc. (a)	5.88%	11/15/25	1,905,366
5,022,000	Pediatrix Medical Group, Inc. (a)	5.38%	02/15/30	4,640,479
100,000	Service Corp. International	3.38%	08/15/30	89,081
				52,565,768
	Health Care Supplies — 2.0%
200,000	180 Medical, Inc. (a)	3.88%	10/15/29	182,068
36,780,000	Medline Borrower L.P. (a) (b)	5.25%	10/01/29	33,145,032
770,000	Owens & Minor, Inc. (a)	4.50%	03/31/29	693,057
				34,020,157
	Health Care Technology — 4.4%
31,979,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (a) (b)	5.75%	03/01/25	31,861,797
4,503,000	HealthEquity, Inc. (a)	4.50%	10/01/29	4,199,453
18,855,000	Minerva Merger Sub, Inc. (a)	6.50%	02/15/30	17,087,344
22,267,000	Verscend Escrow Corp. (a) (b)	9.75%	08/15/26	22,428,881
				75,577,475

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Hotels, Resorts & Cruise Lines — 0.4%
$706,000	Boyne USA, Inc. (a)	4.75%	05/15/29	$661,896
4,898,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (a)	4.88%	05/01/29	4,475,743
711,000	Wyndham Hotels & Resorts, Inc. (a)	4.38%	08/15/28	654,314
125,000	XHR L.P. (a)	4.88%	06/01/29	112,909
				5,904,862
	Household Products — 0.2%
200,000	Central Garden & Pet Co.	4.13%	10/15/30	173,535
2,154,000	Energizer Holdings, Inc. (a)	6.50%	12/31/27	1,998,099
1,350,000	Energizer Holdings, Inc. (a)	4.38%	03/31/29	1,120,824
				3,292,458
	Independent Power Producers & Energy Traders — 1.5%
13,427,000	Calpine Corp. (a) (b)	5.13%	03/15/28	12,688,448
667,000	Calpine Corp. (a)	4.63%	02/01/29	602,741
167,000	Calpine Corp. (a)	5.00%	02/01/31	148,819
5,000,000	Vistra Operations Co. LLC (a)	5.63%	02/15/27	5,025,775
3,189,000	Vistra Operations Co. LLC (a)	5.00%	07/31/27	3,145,151
5,000,000	Vistra Operations Co. LLC (a)	4.38%	05/01/29	4,659,175
				26,270,109
	Industrial Machinery — 0.3%
5,573,000	Gates Global LLC / Gates Corp. (a)	6.25%	01/15/26	5,435,821
250,000	Roller Bearing Co. of America, Inc. (a)	4.38%	10/15/29	226,949
				5,662,770
	Insurance Brokers — 12.7%
38,556,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a) (b)	6.75%	10/15/27	36,764,688
1,790,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	5.88%	11/01/29	1,567,573
54,652,000	AmWINS Group, Inc. (a) (b)	4.88%	06/30/29	49,816,391
25,001,000	AssuredPartners, Inc. (a) (b)	7.00%	08/15/25	24,665,966
36,774,000	AssuredPartners, Inc. (a) (b)	5.63%	01/15/29	32,777,218
8,120,000	BroadStreet Partners, Inc. (a) (b)	5.88%	04/15/29	6,953,317
3,761,000	GTCR AP Finance, Inc. (a)	8.00%	05/15/27	3,702,921
46,507,000	HUB International Ltd. (a) (b)	7.00%	05/01/26	45,977,750
14,730,000	HUB International Ltd. (a)	5.63%	12/01/29	13,069,020
				215,294,844
	Integrated Telecommunication Services — 1.7%
500,000	Ciena Corp. (a)	4.00%	01/31/30	458,145
4,413,000	Frontier Communications Holdings LLC (a) (b)	6.75%	05/01/29	3,937,786
1,429,000	Frontier Communications Holdings LLC (a)	6.00%	01/15/30	1,203,982
3,804,000	Zayo Group Holdings, Inc. (a)	4.00%	03/01/27	3,322,310
25,891,000	Zayo Group Holdings, Inc. (a) (b)	6.13%	03/01/28	20,133,489
				29,055,712
	Interactive Home Entertainment — 0.2%
4,601,000	Playtika Holding Corp. (a)	4.25%	03/15/29	4,132,825
	Interactive Media & Services — 0.0%
500,000	Match Group Holdings II LLC (a)	4.63%	06/01/28	474,978

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Internet & Direct Marketing Retail — 1.1%
$20,909,000	Cars.com, Inc. (a) (b)	6.38%	11/01/28	$18,169,607
	IT Consulting & Other Services — 0.0%
250,000	Gartner, Inc. (a)	4.50%	07/01/28	240,730
250,000	Gartner, Inc. (a)	3.75%	10/01/30	230,181
				470,911
	Leisure Facilities — 0.1%
250,000	Cedar Fair L.P.	5.25%	07/15/29	239,435
850,000	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.38%	04/15/27	832,100
717,000	SeaWorld Parks & Entertainment, Inc. (a)	5.25%	08/15/29	643,766
				1,715,301
	Managed Health Care — 1.7%
100,000	Centene Corp.	4.25%	12/15/27	98,555
1,000,000	Molina Healthcare, Inc. (a)	4.38%	06/15/28	964,740
100,000	Molina Healthcare, Inc. (a)	3.88%	11/15/30	92,507
7,168,000	MPH Acquisition Holdings LLC (a) (b)	5.50%	09/01/28	6,683,300
24,388,000	MPH Acquisition Holdings LLC (a) (b)	5.75%	11/01/28	20,723,149
				28,562,251
	Metal & Glass Containers — 1.0%
3,641,000	Ball Corp.	2.88%	08/15/30	3,139,838
3,864,000	Berry Global, Inc. (a)	4.50%	02/15/26	3,723,312
6,050,000	Owens-Brockway Glass Container, Inc. (a) (b)	6.38%	08/15/25	5,790,167
512,000	Owens-Brockway Glass Container, Inc. (a)	6.63%	05/13/27	493,266
2,200,000	Silgan Holdings, Inc.	4.13%	02/01/28	2,065,635
1,000,000	TriMas Corp. (a)	4.13%	04/15/29	887,850
				16,100,068
	Movies & Entertainment — 0.7%
5,494,000	Live Nation Entertainment, Inc. (a)	5.63%	03/15/26	5,431,368
523,000	Live Nation Entertainment, Inc. (a)	6.50%	05/15/27	537,346
5,895,000	Live Nation Entertainment, Inc. (a)	4.75%	10/15/27	5,630,108
1,000,000	WMG Acquisition Corp. (a)	3.00%	02/15/31	870,660
				12,469,482
	Packaged Foods & Meats — 0.6%
2,190,000	B&G Foods, Inc.	5.25%	04/01/25	2,120,380
750,000	Performance Food Group, Inc. (a)	5.50%	10/15/27	740,783
2,116,000	Post Holdings, Inc. (a)	5.75%	03/01/27	2,113,217
4,434,000	Post Holdings, Inc. (a)	5.63%	01/15/28	4,373,276
				9,347,656
	Paper Packaging — 2.4%
30,696,000	Graham Packaging Co., Inc. (a) (b)	7.13%	08/15/28	25,891,266
2,000,000	Graphic Packaging International LLC (a)	3.50%	03/15/28	1,850,490
1,000,000	Graphic Packaging International LLC (a)	3.50%	03/01/29	902,671
11,095,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC (a)	4.00%	10/15/27	9,790,339
376,000	Sealed Air Corp. (a)	5.50%	09/15/25	384,052
1,434,000	Sealed Air Corp. (a)	5.00%	04/15/29	1,410,913
				40,229,731

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Personal Products — 0.1%
$250,000	Prestige Brands, Inc. (a)	5.13%	01/15/28	$241,624
750,000	Prestige Brands, Inc. (a)	3.75%	04/01/31	646,012
				887,636
	Pharmaceuticals — 1.3%
500,000	Catalent Pharma Solutions, Inc. (a)	5.00%	07/15/27	501,160
250,000	Catalent Pharma Solutions, Inc. (a)	3.13%	02/15/29	221,915
950,000	Charles River Laboratories International, Inc. (a)	4.25%	05/01/28	930,074
1,000,000	Charles River Laboratories International, Inc. (a)	3.75%	03/15/29	924,093
1,000,000	Charles River Laboratories International, Inc. (a)	4.00%	03/15/31	916,216
1,333,000	Emergent BioSolutions, Inc. (a)	3.88%	08/15/28	1,013,307
4,343,000	Horizon Therapeutics USA, Inc. (a) (b)	5.50%	08/01/27	4,295,922
800,000	IQVIA, Inc. (a)	5.00%	10/15/26	798,297
1,278,000	IQVIA, Inc. (a)	5.00%	05/15/27	1,281,566
2,804,000	Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (a)	5.13%	04/30/31	2,661,921
10,000,000	Par Pharmaceutical, Inc. (a) (b)	7.50%	04/01/27	8,043,000
				21,587,471
	Real Estate Services — 0.0%
290,000	Tri Pointe Homes, Inc.	5.25%	06/01/27	278,931
500,000	Tri Pointe Homes, Inc.	5.70%	06/15/28	479,027
				757,958
	Research & Consulting Services — 0.8%
325,000	Clarivate Science Holdings Corp. (a)	4.88%	07/01/29	288,281
12,324,000	CoreLogic, Inc. (a) (b)	4.50%	05/01/28	9,488,186
3,906,000	Nielsen Finance LLC / Nielsen Finance Co. (a)	5.63%	10/01/28	3,836,122
				13,612,589
	Restaurants — 0.6%
661,000	Brinker International, Inc. (a)	5.00%	10/01/24	632,025
9,310,000	IRB Holding Corp. (a) (b)	7.00%	06/15/25	9,533,394
				10,165,419
	Security & Alarm Services — 0.2%
1,200,000	Brink’s (The) Co. (a)	5.50%	07/15/25	1,207,638
2,061,000	Brink’s (The) Co. (a)	4.63%	10/15/27	1,888,740
				3,096,378
	Semiconductors — 0.1%
1,000,000	Qorvo, Inc. (a)	3.38%	04/01/31	823,160
	Specialized Consumer Services — 0.3%
4,000,000	Aramark Services, Inc. (a)	6.38%	05/01/25	4,024,960
1,055,000	Aramark Services, Inc. (a)	5.00%	02/01/28	1,033,172
775,000	Carriage Services, Inc. (a)	4.25%	05/15/29	675,273
				5,733,405
	Specialized Finance — 0.2%
3,552,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer (a)	4.88%	05/15/29	3,274,980

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Specialty Chemicals — 0.3%
$4,820,000	Avantor Funding, Inc. (a)	4.63%	07/15/28	$4,633,440
500,000	Axalta Coating Systems LLC (a)	3.38%	02/15/29	436,561
250,000	HB Fuller Co.	4.25%	10/15/28	223,779
				5,293,780
	Specialty Stores — 0.0%
350,000	PetSmart, Inc. / PetSmart Finance Corp. (a)	4.75%	02/15/28	332,614
	Systems Software — 3.0%
8,407,000	Boxer Parent Co., Inc. (a) (b)	9.13%	03/01/26	8,051,901
2,500,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	2,287,300
250,000	PTC, Inc. (a)	3.63%	02/15/25	242,169
39,546,000	SS&C Technologies, Inc. (a) (b)	5.50%	09/30/27	39,055,827
1,600,000	VMware, Inc.	1.00%	08/15/24	1,506,387
				51,143,584
	Technology Distributors — 0.0%
750,000	CDW LLC / CDW Finance Corp.	3.25%	02/15/29	645,979
	Trading Companies & Distributors — 0.7%
2,715,000	SRS Distribution, Inc. (a)	6.13%	07/01/29	2,445,984
9,816,000	SRS Distribution, Inc. (a) (b)	6.00%	12/01/29	8,513,682
127,000	United Rentals North America, Inc.	5.50%	05/15/27	129,261
				11,088,927
	Trucking — 0.7%
6,481,000	Hertz (The) Corp. (a)	4.63%	12/01/26	5,779,075
7,994,000	Hertz (The) Corp. (a)	5.00%	12/01/29	6,852,777
				12,631,852
	Wireless Telecommunication Services — 0.0%
500,000	SBA Communications Corp.	3.88%	02/15/27	477,650
	Total Corporate Bonds and Notes			1,393,132,074
	(Cost $1,517,051,623)

FOREIGN CORPORATE BONDS AND NOTES — 7.5%
	Application Software — 0.3%
4,318,000	ION Trading Technologies S.A.R.L. (a)	5.75%	05/15/28	3,551,663
2,336,000	Open Text Corp. (a)	3.88%	02/15/28	2,157,894
				5,709,557
	Auto Parts & Equipment — 0.3%
4,432,000	Clarios Global L.P. / Clarios US Finance Co. (a)	8.50%	05/15/27	4,492,630
	Building Products — 1.1%
15,022,000	Cemex SAB de C.V. (a) (b)	7.38%	06/05/27	15,268,361
1,304,000	Cemex SAB de C.V. (a)	5.45%	11/19/29	1,196,420
2,000,000	Cemex SAB de C.V. (a)	5.20%	09/17/30	1,804,380
1,000,000	Masonite International Corp. (a)	5.38%	02/01/28	978,980
				19,248,141

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Cable & Satellite — 0.0%
$250,000	Virgin Media Finance PLC (a)	5.00%	07/15/30	$212,345
	Casinos & Gaming — 0.2%
3,000,000	International Game Technology PLC (a)	4.13%	04/15/26	2,866,860
500,000	International Game Technology PLC (a)	5.25%	01/15/29	483,545
				3,350,405
	Data Processing & Outsourced Services — 0.7%
15,159,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a) (b)	4.00%	06/15/29	11,633,547
	Electrical Components & Equipment — 0.0%
500,000	Sensata Technologies B.V. (a)	4.00%	04/15/29	455,800
	Environmental & Facilities Services — 0.7%
500,000	GFL Environmental, Inc. (a)	5.13%	12/15/26	504,128
9,173,000	GFL Environmental, Inc. (a) (b)	4.00%	08/01/28	8,288,631
1,784,000	GFL Environmental, Inc. (a)	4.75%	06/15/29	1,630,192
1,000,000	GFL Environmental, Inc. (a)	4.38%	08/15/29	886,140
				11,309,091
	Integrated Telecommunication Services — 1.1%
2,989,000	Altice France S.A. (a)	5.50%	01/15/28	2,634,908
500,000	Altice France S.A. (a)	5.13%	07/15/29	428,635
17,387,000	Altice France S.A. (a) (b)	5.50%	10/15/29	15,030,540
				18,094,083
	Life Sciences Tools & Services — 0.1%
2,604,000	Grifols Escrow Issuer S.A. (a)	4.75%	10/15/28	2,311,571
	Metal & Glass Containers — 0.0%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (a)	4.13%	08/15/26	176,541
	Pharmaceuticals — 0.5%
169,000	Cheplapharm Arzneimittel GmbH (a)	5.50%	01/15/28	153,639
10,000,000	Endo Luxembourg Finance Co. I S.A.R.L / Endo U.S., Inc. (a) (b)	6.13%	04/01/29	8,052,250
286,000	Jazz Securities DAC (a)	4.38%	01/15/29	276,013
				8,481,902
	Research & Consulting Services — 0.2%
3,774,000	Camelot Finance S.A. (a)	4.50%	11/01/26	3,599,264
	Restaurants — 1.3%
4,418,000	1011778 BC ULC / New Red Finance, Inc. (a)	4.38%	01/15/28	4,101,693
20,195,000	1011778 BC ULC / New Red Finance, Inc. (a)	4.00%	10/15/30	17,647,401
				21,749,094
	Specialized Finance — 0.0%
710,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC (a)	6.00%	06/15/27	731,335
	Specialty Chemicals — 0.1%
1,000,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (a)	4.75%	06/15/27	956,551
	Trading Companies & Distributors — 0.9%
6,779,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. (a)	7.88%	05/01/27	6,251,763

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Trading Companies & Distributors (Continued)
$9,742,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. (a)	6.38%	02/01/30	$8,521,717
				14,773,480
	Total Foreign Corporate Bonds and Notes			127,285,337
	(Cost $138,907,372)

Principal Value	Description	Rate (c)	Stated Maturity (d)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 25.3%
	Application Software — 11.9%
3,000,000	Epicor Software Corp., Term Loan (Second Lien), 1 Mo. LIBOR + 7.75%, 1.00% Floor	10.12%	07/30/28	2,949,000
21,394,715	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	6.25%	10/01/27	20,717,144
24,133,968	Greeneden U.S. Holdings II LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	6.37%	12/01/27	23,517,586
15,752,668	Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. LIBOR + 6.25%, 0.75% Floor	8.62%	07/10/25	15,230,940
14,786,770	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	5.87%	07/01/24	14,486,451
21,139,154	Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	6.12%	09/15/24	20,496,100
24,232,252	Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.12%	09/13/24	23,505,284
19,021,355	Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan (Second Lien), 1 Mo. LIBOR + 6.25%, 0.00% Floor	8.62%	02/23/29	17,990,968
1,051,300	ION Trading Technologies, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor	7.00%	04/01/28	1,006,620
14,985,513	LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	6.91%	08/31/27	11,394,685
8,944,728	RealPage, Inc., Term Loan (Second Lien), 1 Mo. LIBOR + 6.50%, 0.75% Floor	8.87%	04/22/29	8,581,393
40,446,866	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.12%	02/05/24	39,622,963
2,853,483	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.50% Floor	6.37%	06/04/28	2,705,644
				202,204,778
	Asset Management & Custody Banks — 0.4%
7,000,000	Edelman Financial Engines Center, LLC, Term Loan (Second Lien), 1 Mo. LIBOR + 6.75%, 0.00% Floor	9.12%	07/20/26	6,398,770
	Cable & Satellite — 0.2%
3,647,679	Cablevision (aka CSC Holdings, LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.25%	07/17/25	3,509,359
	Casinos & Gaming — 1.2%
21,263,280	Golden Nugget, Inc. (Fertitta Entertainment LLC), Initial Term Loan B, 1 Mo. SOFR + 4.00%, 0.50% Floor	6.33%	01/27/29	20,234,775
	Education Services — 0.0%
357,709	Ascensus Holdings, Inc. (Mercury), Term Loan (Second Lien), 3 Mo. LIBOR + 6.50%, 0.50% Floor	8.81%	08/02/29	322,385

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Rate (c)	Stated Maturity (d)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Electronic Equipment & Instruments — 0.4%
$7,496,753	Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	5.52%	08/20/25	$6,834,565
	Environmental & Facilities Services — 0.5%
9,130,692	Packers Holdings LLC (PSSI), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.12%	03/15/28	8,562,307
	Health Care Services — 2.0%
1,336,539	AccentCare (Pluto Acquisition I, Inc.), New Term Loan B, 6 Mo. LIBOR + 4.00%, 0.00% Floor	6.08%	06/20/26	1,095,962
12,486,160	Envision Healthcare Corp., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.12%	10/10/25	3,228,172
358,925	Help at Home (HAH Group Holding Co. LLC), Delayed Draw Term Loan, 3 Mo. SOFR + 5.00%, 1.00% Floor	7.21%	10/29/27	337,389
2,836,610	Help at Home (HAH Group Holding Co. LLC), Initial Term Loan, 3 Mo. SOFR + 5.00%, 1.00% Floor	7.21%	10/29/27	2,666,414
3,130,737	Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	6.00%	11/30/27	3,007,198
1,036,128	SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.75% Floor	7.12%	02/28/28	942,876
6,407,748	Sevita (National Mentor Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.13%	03/01/28	5,416,854
7,953,577	Sevita (National Mentor Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	6.01%	03/01/28	6,723,636
456,766	Sevita (National Mentor Holdings, Inc.), Term Loan C, 3 Mo. LIBOR + 3.75%, 0.75% Floor	6.01%	03/01/28	386,132
7,755,108	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.12%	02/06/24	6,905,535
3,564,149	U.S. Anesthesia Partners Intermediate Holdings, Inc., New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.50% Floor	5.96%	09/30/28	3,332,871
				34,043,039
	Health Care Technology — 2.2%
8,082,194	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	6.62%	12/16/25	7,530,584
2,255,441	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	6.37%	10/23/26	2,187,778
1,336,584	Press Ganey (Azalea TopCo, Inc.), 2021 Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.12%	07/25/26	1,253,047
28,108,427	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	6.37%	08/27/25	27,318,018
				38,289,427
	Insurance Brokers — 0.2%
8,853	HUB International Ltd., New Term Loan B-3, 2 Mo. LIBOR + 3.25%, 0.75% Floor	5.78%	04/25/25	8,648
3,479,147	HUB International Ltd., New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor	5.98%	04/25/25	3,398,709
				3,407,357
	Integrated Telecommunication Services — 0.2%
3,266,801	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	5.41%	08/14/26	3,098,561

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Rate (c)	Stated Maturity (d)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Managed Health Care — 0.3%
$4,962,500	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	5.82%	08/31/28	$4,588,923
	Movies & Entertainment — 1.0%
1,572,827	Cineworld Group PLC (Crown), New Priority Term Loan, 6 Mo. LIBOR + 8.25%, 1.00% Floor	10.08%	05/23/24	1,639,672
2,950,205	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (e)	15.25%	05/23/24	3,249,680
19,263,445	Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR + 2.50%, 1.00% Floor	4.00%	02/28/25	12,278,520
				17,167,872
	Pharmaceuticals — 1.9%
1,103,651	Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%, 1.00% Floor (f)	9.78%	09/30/25	1,055,830
5,530,000	Endo LLC, 2021 Term Loan B, 1 Mo. LIBOR + 5.00%, 0.75% Floor	7.38%	03/27/28	4,445,512
6,044,790	Mallinckrodt International Finance S.A., 2017 Replacement Term Loan, 3 Mo. LIBOR + 5.25%, 0.75% Floor (g)	7.25%	09/30/27	5,002,064
21,988,355	Nestle Skin Health (Sunshine Lux VII S.A.R.L./Galderma), 2021 Term Loan B-3, 3 Mo. LIBOR + 3.75%, 0.75% Floor	6.00%	10/02/26	20,957,761
1,503,879	Padagis LLC, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.50% Floor	7.04%	07/06/28	1,421,165
				32,882,332
	Restaurants — 0.1%
1,887,511	Portillo’s Holdings LLC, Term Loan B-3, 1 Mo. LIBOR + 5.50%, 1.00% Floor	7.87%	08/30/24	1,857,632
	Soft Drinks — 0.1%
1,033,595	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub LLC), Term Loan (Second Lien), 3 Mo. SOFR + 6.00%, 0.50% Floor	8.15%	01/24/30	937,130
	Specialized Consumer Services — 1.4%
28,517,063	Asurion LLC, Term Loan B-3 (Second Lien), 1 Mo. LIBOR + 5.25%, 0.00% Floor	7.62%	01/31/28	24,382,089
	Specialized Finance — 0.4%
2,600,432	WCG Purchaser Corp. (WIRB- Copernicus Group), Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	6.37%	01/08/27	2,531,078
4,311,186	WCG Purchaser Corp. (WIRB- Copernicus Group), Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	6.25%	01/08/27	4,196,207
				6,727,285
	Systems Software — 0.9%
1,221,902	Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR + 5.50%, 0.75% Floor	7.75%	09/19/25	1,186,553
5,966,147	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.12%	10/02/25	5,733,229
9,195,326	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	6.87%	06/13/24	8,569,492
				15,489,274
	Total Senior Floating-Rate Loan Interests			430,937,860
	(Cost $467,708,810)

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Shares	Description	Value

COMMON STOCKS — 0.1%
	Pharmaceuticals — 0.1%
259,956	Akorn, Inc. (h) (i)	$1,646,301
	(Cost $2,979,179)

WARRANTS — 0.0%
	Movies & Entertainment — 0.0%
828,940	Cineworld Group PLC, expiring 11/23/25 (h) (j)	161,518
	(Cost $0)

RIGHTS — 0.0%
	Electric Utilities — 0.0%
1,629	Vista Energy Corp., no expiration date (h) (j)	2,158
	(Cost $2,830)

MONEY MARKET FUNDS — 0.3%
4,539,239	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.75% (k)	4,539,239
	(Cost $4,539,239)
	Total Investments — 115.0%	1,957,704,487
	(Cost $2,131,189,053)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. TREASURY BILLS SOLD SHORT— (19.9)%

$(82,000,000)	U.S. Treasury Bill	(l)	08/04/22	(81,987,632)
(85,000,000)	U.S. Treasury Bill	(l)	08/09/22	(84,962,005)
(134,000,000)	U.S. Treasury Bill	(l)	08/18/22	(133,872,020)
(39,000,000)	U.S. Treasury Bill	(l)	08/25/22	(38,947,311)
	Total U.S. Treasury Bills Sold Short			(339,768,968)
	(Proceeds $339,793,995)

	Borrowings — (0.5)%			(8,508,878)
	Net Other Assets and Liabilities — 5.4%			92,449,179
	Net Assets — 100.0%			$1,701,875,820

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (“First Trust” or the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2022, securities noted as such amounted to $1,408,258,659 or 82.7% of net assets.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

(c)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(d)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(e)	The issuer may pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the fiscal year-to-date period (November 1, 2021 to July 31, 2022), the Fund received a portion of the interest in cash and PIK interest with a principal value of $177,133 for Cineworld Group PLC.
(f)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (November 1, 2021 to July 31, 2022), this security paid all of its interest in cash.
(g)	On June 16, 2022, Mallinckrodt plc completed a Bankruptcy Plan of Reorganization. In connection with the Plan of Reorganization, the Fund received a new replacement term loan.
(h)	Non-income producing security.
(i)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).
(j)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)	Rate shown reflects yield as of July 31, 2022.
(l)	Zero coupon security.

LIBOR	-	London Interbank Offered Rate
SOFR	-	Secured Overnight Financing Rate

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:

ASSETS TABLE

	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,393,132,074	$—	$1,393,132,074	$—
Foreign Corporate Bonds and Notes *	127,285,337	—	127,285,337	—
Senior Floating-Rate Loan Interests*	430,937,860	—	430,937,860	—
Common Stocks*	1,646,301	—	1,646,301	—
Warrants*	161,518	—	161,518	—
Rights*	2,158	—	2,158	—
Money Market Funds	4,539,239	4,539,239	—	—
Total Investments	$1,957,704,487	$4,539,239	$1,953,165,248	$—

LIABILITIES TABLE

	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills Sold Short	$(339,768,968)	$—	$(339,768,968)	$—

* See Portfolio of Investments for industry breakout.

Restricted Securities
As of July 31, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.
	10/15/2020	259,956	$ 6.33	$ 2,979,179	$ 1,646,301	0.08%

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments
July 31, 2022 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER — 37.1%
	Aerospace/Defense — 0.7%
$13,000,000	L3Harris Technologies, Inc.	2.33% - 2.43%	08/01/22	$13,000,000
7,300,000	L3Harris Technologies, Inc.	2.33%	08/05/22	7,298,133
10,000,000	L3Harris Technologies, Inc.	2.08%	08/09/22	9,995,438
10,000,000	L3Harris Technologies, Inc.	2.08%	08/11/22	9,994,298
				40,287,869
	Agriculture — 0.3%
15,000,000	BAT International Finance PLC	2.54%	08/19/22	14,981,234
	Auto Manufacturers — 1.9%
15,000,000	American Honda Finance Corp.	2.66%	09/09/22	14,957,588
15,000,000	American Honda Finance Corp.	2.80%	09/22/22	14,940,389
10,000,000	General Motors Financial Co., Inc.	2.77%	08/01/22	10,000,000
10,000,000	General Motors Financial Co., Inc.	2.39%	08/10/22	9,994,117
10,000,000	General Motors Financial Co., Inc.	2.44%	08/12/22	9,992,651
10,000,000	General Motors Financial Co., Inc.	2.64%	08/22/22	9,984,818
10,000,000	General Motors Financial Co., Inc.	2.64%	08/24/22	9,983,375
15,000,000	Harley-Davidson Financial Services, Inc.	2.44%	08/09/22	14,991,989
15,000,000	Harley-Davidson Financial Services, Inc.	2.65%	08/11/22	14,988,958
				109,833,885
	Banks — 2.9%
25,000,000	Australia & New Zealand Banking Group Ltd., SOFR + 0.41% (a)	1.94%	12/19/22	25,000,000
15,000,000	Canadian Imperial Bank of Commerce	1.75%	11/03/22	14,932,869
10,000,000	Commonwealth Bank of Australia, SOFR + 0.42% (a)	1.20%	01/23/23	9,999,519
10,000,000	Macquarie Bank Ltd., SOFR + 0.60% (a)	2.13%	03/02/23	10,000,000
15,000,000	Royal Bank of Canada, Fed Funds + 0.45% (a)	2.78%	03/24/23	15,000,000
10,000,000	Royal Bank of Canada	3.91%	07/19/23	10,000,000
15,000,000	Skandinaviska Enskilda Banken AB, SOFR + 0.41% (a)	1.94%	11/21/22	15,000,000
10,000,000	Svenska Handelsbanken AB, SOFR + 0.40% (a)	1.92%	03/01/23	10,000,000
25,000,000	Toronto-Dominion Bank (The), SOFR + 0.40%	2.68%	11/21/22	25,000,000
10,000,000	Toronto-Dominion Bank (The), SOFR + 0.50%	2.78%	03/06/23	10,000,000
10,000,000	Toronto-Dominion Bank (The)	3.95%	07/19/23	10,000,000
10,000,000	UBS AG, SOFR + 0.52% (a)	2.28%	03/08/23	10,000,000
				164,932,388
	Beverages — 2.0%
6,000,000	Constellation Brands, Inc.	2.35%	08/02/22	5,999,614
20,880,000	Constellation Brands, Inc.	2.36% - 2.64%	08/05/22	20,874,430
15,000,000	Constellation Brands, Inc.	2.69%	08/11/22	14,988,948
10,000,000	Constellation Brands, Inc.	2.69%	08/12/22	9,991,896
10,000,000	Constellation Brands, Inc.	2.90%	08/19/22	9,985,742
10,000,000	Constellation Brands, Inc.	2.95%	08/23/22	9,982,271
24,000,000	Molson Coors Beverage Co.	2.49%	08/02/22	23,998,363
20,000,000	Molson Coors Beverage Co.	2.69%	08/05/22	19,994,107
				115,815,371
	Chemicals — 3.3%
20,000,000	FMC Corp.	2.79%	08/01/22	20,000,000
10,000,000	FMC Corp.	2.44%	08/02/22	9,999,332
10,000,000	FMC Corp.	2.44%	08/03/22	9,998,664
20,070,000	FMC Corp.	2.84% - 2.85%	08/17/22	20,044,998
10,000,000	International Flavors & Fragrances, Inc.	2.59%	08/05/22	9,997,163

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)
	Chemicals (Continued)
$14,000,000	International Flavors & Fragrances, Inc.	2.74%	08/16/22	$13,984,242
10,000,000	International Flavors & Fragrances, Inc.	3.15%	08/31/22	9,974,160
10,000,000	Nutrien Ltd.	2.17%	08/03/22	9,998,814
10,000,000	Nutrien Ltd.	2.13%	08/11/22	9,994,157
15,000,000	Nutrien Ltd.	2.13%	08/12/22	14,990,360
10,000,000	Nutrien Ltd.	2.14%	08/17/22	9,990,644
10,000,000	Nutrien Ltd.	2.49%	09/19/22	9,966,701
10,000,000	PPG Industries, Inc.	2.08%	08/08/22	9,996,008
10,000,000	PPG Industries, Inc.	2.13%	08/10/22	9,994,743
10,000,000	Sherwin-Williams (The) Co.	2.08%	08/05/22	9,997,719
10,000,000	Sherwin-Williams (The) Co.	2.39%	08/23/22	9,985,628
				188,913,333
	Diversified Financial Services — 0.7%
10,000,000	ABN AMRO Funding USA LLC	1.86%	10/25/22	9,956,879
10,000,000	Nasdaq, Inc.	2.14%	08/03/22	9,998,830
4,825,000	Nasdaq, Inc.	2.69%	09/01/22	4,813,986
15,000,000	Nasdaq, Inc.	2.82%	09/14/22	14,949,170
				39,718,865
	Electric — 4.1%
15,000,000	American Electric Power Co., Inc.	2.05%	08/01/22	15,000,000
10,000,000	American Electric Power Co., Inc.	2.08%	08/08/22	9,996,008
15,000,000	American Electric Power Co., Inc.	2.52%	08/17/22	14,983,453
10,000,000	Consolidated Edison Co. of New York, Inc.	2.13%	08/01/22	10,000,000
10,000,000	Consolidated Edison Co. of New York, Inc.	2.06%	08/04/22	9,998,292
10,000,000	Dominion Energy, Inc.	2.11%	08/02/22	9,999,421
10,000,000	Dominion Energy, Inc.	2.09%	08/04/22	9,998,281
10,000,000	Dominion Energy, Inc.	2.14%	08/08/22	9,995,892
11,000,000	Dominion Energy, Inc.	2.66%	08/25/22	10,980,780
15,600,000	Duke Energy Corp.	1.93%	08/03/22	15,598,352
15,000,000	Entergy Corp.	1.90%	09/01/22	14,975,778
10,000,000	Entergy Corp.	2.63%	09/08/22	9,972,743
18,000,000	Public Service Enterprise Group, Inc.	2.66%	08/25/22	17,968,548
22,750,000	Southern (The) Co.	2.13%	08/04/22	22,745,835
5,000,000	Southern California Edison Co.	2.64%	08/01/22	5,000,000
15,000,000	Southern California Edison Co.	2.69%	08/03/22	14,997,791
20,000,000	WEC Energy Group, Inc.	2.21%	08/01/22	20,000,000
10,000,000	WEC Energy Group, Inc.	2.49%	08/17/22	9,989,107
				232,200,281
	Electronics — 2.7%
10,000,000	Arrow Electronics, Inc.	2.74%	08/03/22	9,998,500
44,400,000	Arrow Electronics, Inc.	2.49% - 2.54%	08/04/22	44,390,805
5,700,000	Jabil, Inc.	3.05%	08/01/22	5,700,000
15,000,000	Jabil, Inc.	2.59%	08/02/22	14,998,935
10,000,000	Jabil, Inc.	3.14%	08/03/22	9,998,277
20,000,000	Jabil, Inc.	2.59%	08/12/22	19,984,395
20,000,000	Jabil, Inc.	2.79%	08/18/22	19,974,000
10,000,000	Jabil, Inc.	2.79%	08/19/22	9,986,237
20,000,000	Jabil, Inc.	2.80%	08/25/22	19,963,305
				154,994,454

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)
	Food — 1.2%
$15,000,000	Campbell Soup Co.	2.39%	08/17/22	$14,984,286
5,000,000	Campbell Soup Co.	2.55%	09/07/22	4,987,122
10,000,000	Conagra Brands, Inc.	2.40%	08/02/22	9,999,333
15,000,000	Conagra Brands, Inc.	2.95%	08/18/22	14,979,452
15,000,000	McCormick & Co., Inc.	2.16%	08/22/22	14,981,407
5,985,000	McCormick & Co., Inc.	2.69%	08/25/22	5,974,424
				65,906,024
	Gas — 1.5%
15,000,000	CenterPoint Energy Resources Corp.	2.52%	08/18/22	14,982,418
20,000,000	CenterPoint Energy Resources Corp.	2.59%	08/23/22	19,968,809
10,000,000	CenterPoint Energy Resources Corp.	2.62%	08/24/22	9,983,508
19,400,000	NiSource, Inc.	2.29%	08/10/22	19,389,075
20,000,000	NiSource, Inc.	2.54%	08/19/22	19,974,983
				84,298,793
	Health Care Products — 0.5%
15,762,000	Baxter International, Inc.	2.29%	08/15/22	15,748,174
15,000,000	Baxter International, Inc.	2.67%	08/29/22	14,969,310
				30,717,484
	Health Care Services — 1.3%
20,000,000	Humana, Inc.	2.23% - 2.35%	08/08/22	19,991,220
10,000,000	Humana, Inc.	2.24%	08/10/22	9,994,492
10,000,000	Humana, Inc.	2.24%	08/11/22	9,993,879
10,000,000	Humana, Inc.	2.54%	08/18/22	9,988,184
11,350,000	Humana, Inc.	2.64%	08/23/22	11,331,957
10,000,000	Humana, Inc.	2.64%	08/24/22	9,983,382
				71,283,114
	Household Products/Wares — 0.2%
10,000,000	Reckitt Benckiser Treasury Services PLC	2.66%	08/31/22	9,978,162
	Insurance — 0.3%
15,000,000	Aon Corp.	2.80%	09/15/22	14,948,394
	Miscellaneous Manufacturing — 0.7%
6,900,000	Parker-Hannifin Corp.	2.42%	08/24/22	6,889,482
10,000,000	Parker-Hannifin Corp.	2.43%	09/08/22	9,974,813
10,000,000	Parker-Hannifin Corp.	2.51%	09/16/22	9,968,521
6,500,000	Parker-Hannifin Corp.	2.75%	09/21/22	6,475,126
5,000,000	Parker-Hannifin Corp.	2.91%	10/03/22	4,975,041
				38,282,983
	Oil & Gas — 1.2%
5,000,000	Suncor Energy, Inc.	2.13%	08/03/22	4,999,416
20,250,000	Suncor Energy, Inc.	2.18% - 2.23%	08/11/22	20,237,751
4,944,000	Suncor Energy, Inc.	2.24%	08/19/22	4,938,546
10,000,000	Suncor Energy, Inc.	2.41%	08/29/22	9,981,528
10,000,000	Suncor Energy, Inc.	2.37%	08/30/22	9,981,189
10,000,000	Suncor Energy, Inc.	2.44%	09/06/22	9,975,957
5,000,000	Suncor Energy, Inc.	2.55%	09/20/22	4,981,781
				65,096,168

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)
	Pharmaceuticals — 1.5%
$5,000,000	AstraZeneca PLC	1.35%	09/07/22	$4,993,180
15,000,000	Becton Dickinson and Co.	2.54%	08/22/22	14,978,116
15,000,000	Becton Dickinson and Co.	2.54%	08/26/22	14,973,946
10,000,000	Cigna Corp.	2.14%	08/16/22	9,991,227
10,000,000	Viatris, Inc.	3.25%	08/12/22	9,990,216
10,000,000	Viatris, Inc.	3.25%	08/16/22	9,986,651
10,000,000	Viatris, Inc.	3.25%	08/17/22	9,985,764
10,000,000	Viatris, Inc.	3.25%	08/19/22	9,983,993
				84,883,093
	Pipelines — 5.0%
5,000,000	Enbridge US, Inc.	2.15%	08/09/22	4,997,641
10,000,000	Enbridge US, Inc.	2.15%	08/10/22	9,994,692
10,000,000	Enbridge US, Inc.	2.36%	08/17/22	9,989,664
16,000,000	Enbridge US, Inc.	2.69%	08/26/22	15,970,543
10,000,000	Enbridge US, Inc.	2.73%	09/07/22	9,972,433
10,000,000	Enbridge US, Inc.	2.73%	09/19/22	9,963,490
20,000,000	Kinder Morgan, Inc.	2.64%	08/01/22	20,000,000
10,000,000	ONEOK, Inc.	2.74%	08/01/22	10,000,000
15,127,000	ONEOK, Inc.	2.28%	08/02/22	15,126,053
20,000,000	ONEOK, Inc.	2.39%	08/05/22	19,994,772
25,000,000	ONEOK, Inc.	2.45%	08/08/22	24,988,090
15,000,000	ONEOK, Inc.	2.79%	08/17/22	14,981,647
10,000,000	TransCanada PipeLines Ltd.	1.50%	08/02/22	9,999,583
10,000,000	TransCanada PipeLines Ltd.	2.19%	08/16/22	9,991,017
12,000,000	TransCanada PipeLines Ltd.	2.24%	08/22/22	11,984,576
8,350,000	TransCanada PipeLines Ltd.	2.37%	08/25/22	8,336,997
10,000,000	TransCanada PipeLines Ltd.	2.82%	09/20/22	9,961,510
10,000,000	TransCanada PipeLines Ltd.	2.87%	09/23/22	9,958,461
10,000,000	Williams Cos., (The), Inc.	2.79%	08/18/22	9,987,009
15,000,000	Williams Cos., (The), Inc.	2.59%	08/24/22	14,975,545
15,000,000	Williams Cos., (The), Inc.	2.74%	08/29/22	14,968,486
15,000,000	Williams Cos., (The), Inc.	2.74%	08/31/22	14,966,235
				281,108,444
	Real Estate Investment Trusts — 1.1%
17,000,000	Crown Castle, Inc.	2.82% - 2.84%	08/09/22	16,989,475
14,000,000	Crown Castle, Inc.	3.00%	08/16/22	13,982,773
15,000,000	Crown Castle, Inc.	3.00%	08/18/22	14,979,082
15,000,000	Crown Castle, Inc.	3.15%	08/25/22	14,968,989
				60,920,319
	Retail — 0.2%
10,000,000	Dollar General Corp.	2.13%	08/23/22	9,987,199
	Software — 1.3%
15,000,000	Fiserv, Inc.	2.05%	08/03/22	14,998,315
10,000,000	Fiserv, Inc.	2.28%	08/04/22	9,998,123
15,000,000	Fiserv, Inc.	2.39%	08/09/22	14,992,160
10,000,000	Fiserv, Inc.	2.41%	08/10/22	9,994,071
14,125,000	Fiserv, Inc.	2.34%	08/16/22	14,111,448
10,000,000	Fiserv, Inc.	2.69%	08/22/22	9,984,534
				74,078,651

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)
	Telecommunications — 2.3%
$15,000,000	AT&T, Inc.	2.75%	09/13/22	$14,951,589
10,000,000	AT&T, Inc.	2.75%	09/14/22	9,966,982
15,000,000	AT&T, Inc.	2.70%	09/27/22	14,936,974
10,000,000	Bell Telephone Co. of Canada or Bell Canada (The)	2.18%	08/15/22	9,991,629
15,000,000	Bell Telephone Co. of Canada or Bell Canada (The)	2.44%	08/18/22	14,982,981
10,000,000	Verizon Communications, Inc.	2.10%	08/15/22	9,991,833
20,000,000	Verizon Communications, Inc.	2.01% - 2.10%	08/16/22	19,982,917
10,000,000	Verizon Communications, Inc.	2.19%	08/23/22	9,986,841
15,000,000	Verizon Communications, Inc.	2.71%	09/12/22	14,952,750
10,000,000	Verizon Communications, Inc.	2.60%	09/13/22	9,969,511
				129,714,007
	Transportation — 0.2%
10,000,000	Canadian Pacific Railway Co.	2.59%	08/09/22	9,994,331
	Total Commercial Paper			2,092,874,846
	(Cost $2,092,874,846)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 34.0%
	Aerospace/Defense — 1.3%
11,215,000	Boeing (The) Co.	2.20%	10/30/22	11,187,560
6,176,000	Boeing (The) Co.	1.17%	02/04/23	6,099,831
2,361,000	Boeing (The) Co.	4.51%	05/01/23	2,368,577
6,765,000	General Dynamics Corp.	3.38%	05/15/23	6,782,932
24,773,000	L3Harris Technologies, Inc.	3.85%	06/15/23	24,794,794
11,000,000	Northrop Grumman Corp.	3.25%	08/01/23	10,994,850
9,100,000	Teledyne Technologies, Inc.	0.65%	04/01/23	8,910,774
				71,139,318
	Agriculture — 0.8%
19,061,000	Altria Group, Inc.	2.85%	08/09/22	19,062,069
12,452,000	BAT Capital Corp., 3 Mo. LIBOR + 0.88% (a)	2.29%	08/15/22	12,448,267
11,271,000	BAT Capital Corp.	2.76%	08/15/22	11,268,705
				42,779,041
	Airlines — 0.3%
11,244,000	Southwest Airlines Co.	2.75%	11/16/22	11,204,420
7,300,000	Southwest Airlines Co.	4.75%	05/04/23	7,354,804
				18,559,224
	Auto Manufacturers — 3.0%
20,000,000	American Honda Finance Corp., Medium-Term Note, 3 Mo. LIBOR + 0.37% (a)	1.77%	05/10/23	19,940,297
4,000,000	BMW US Capital LLC (b)	3.80%	04/06/23	4,010,757
6,159,000	BMW US Capital LLC, SOFR Compounded Index + 0.53% (a) (b)	2.57%	04/01/24	6,104,401
21,203,000	Daimler Finance North America LLC (b)	2.55%	08/15/22	21,200,967
7,773,000	Daimler Finance North America LLC (b)	3.35%	02/22/23	7,765,931
4,000,000	Daimler Trucks Finance North America LLC (b)	1.13%	12/14/23	3,858,693
5,000,000	Daimler Trucks Finance North America LLC, SOFR + 0.60% (a) (b)	2.49%	12/14/23	4,970,287
7,000,000	General Motors Financial Co., Inc.	3.25%	01/05/23	6,975,654

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Auto Manufacturers (Continued)
$3,900,000	General Motors Financial Co., Inc.	4.15%	06/19/23	$3,910,271
15,000,000	General Motors Financial Co., Inc., SOFR + 0.76% (a)	2.52%	03/08/24	14,642,929
9,690,000	Hyundai Capital America (b)	1.15%	11/10/22	9,625,641
12,600,000	Hyundai Capital America (b)	2.38%	02/10/23	12,490,434
7,000,000	Hyundai Capital America (b)	1.00%	09/17/24	6,537,689
1,000,000	Nissan Motor Acceptance Co. LLC (b)	2.60%	09/28/22	998,001
3,000,000	Nissan Motor Acceptance Co. LLC, 3 Mo. LIBOR + 0.64% (a) (b)	2.31%	03/08/24	2,951,643
1,000,000	Toyota Motor Credit Corp.	2.50%	03/22/24	990,094
10,000,000	Toyota Motor Credit Corp., Series B, SOFR + 0.29% (a)	2.10%	09/13/24	9,873,737
21,643,000	Volkswagen Group of America Finance LLC (b)	2.70%	09/26/22	21,627,292
1,868,000	Volkswagen Group of America Finance LLC (b)	0.75%	11/23/22	1,850,033
10,407,000	Volkswagen Group of America Finance LLC (b)	3.13%	05/12/23	10,343,352
				170,668,103
	Banks — 3.7%
9,720,000	Bank of America Corp. (c)	3.00%	12/20/23	9,695,501
13,036,000	Bank of America Corp. (c)	3.55%	03/05/24	13,015,737
10,000,000	Bank of America Corp., SOFR + 0.69% (a)	2.92%	04/22/25	9,791,561
1,000,000	Bank of America Corp., Medium-Term Note, 3 Mo. LIBOR + 0.79% (a)	2.40%	03/05/24	992,974
15,000,000	Bank of America Corp., Medium-Term Note, 3 Mo. Bloomberg Short Term Bank Yield + 0.43% (a)	1.94%	05/28/24	14,735,850
6,000,000	Bank of America Corp., Medium-Term Note (c)	3.86%	07/23/24	5,986,978
4,136,000	Citigroup, Inc. (c)	1.68%	05/15/24	4,071,418
4,300,000	Discover Bank	3.35%	02/06/23	4,294,226
10,588,000	Fifth Third Bancorp	1.63%	05/05/23	10,447,778
3,000,000	Fifth Third Bancorp	3.65%	01/25/24	2,999,298
3,000,000	Goldman Sachs Group, (The), Inc.	0.52%	03/08/23	2,949,713
3,000,000	Goldman Sachs Group, (The), Inc. (c)	0.63%	11/17/23	2,971,978
12,500,000	Goldman Sachs Group, (The), Inc., SOFR + 0.50% (a)	2.29%	09/10/24	12,256,206
4,000,000	Goldman Sachs Group, (The), Inc., SOFR + 0.49% (a)	2.69%	10/21/24	3,911,679
11,000,000	JPMorgan Chase & Co.	3.38%	05/01/23	11,023,743
12,000,000	JPMorgan Chase & Co., SOFR + 0.58% (a)	2.47%	03/16/24	11,888,882
17,762,000	JPMorgan Chase & Co. (c)	3.56%	04/23/24	17,735,089
8,867,000	JPMorgan Chase & Co. (c)	3.80%	07/23/24	8,851,731
10,000,000	JPMorgan Chase & Co., SOFR + 0.54% (a)	2.15%	06/01/25	9,758,621
2,000,000	Morgan Stanley (c)	0.73%	04/05/24	1,956,480
191,000	Morgan Stanley (c)	3.74%	04/24/24	190,698
5,540,000	Morgan Stanley, Global Medium-Term Note	3.13%	01/23/23	5,543,809
15,000,000	Morgan Stanley, Global Medium-Term Note (c)	0.79%	01/22/25	14,268,339
5,000,000	Morgan Stanley, Medium-Term Note	4.10%	05/22/23	5,021,140
9,507,000	Morgan Stanley, Medium-Term Note (c)	0.53%	01/25/24	9,354,843
3,000,000	Truist Bank, SOFR + 0.73% (a)	2.51%	03/09/23	2,996,814
12,000,000	Truist Financial Corp., Medium-Term Note, SOFR + 0.40% (a)	2.18%	06/09/25	11,638,782
2,401,000	Wells Fargo & Co., Medium-Term Note (c)	1.65%	06/02/24	2,356,829
				210,706,697
	Beverages — 0.0%
850,000	Constellation Brands, Inc.	3.60%	05/09/24	850,678
	Biotechnology — 0.5%
10,000,000	Amgen, Inc.	2.25%	08/19/23	9,907,614
11,250,000	Gilead Sciences, Inc.	0.75%	09/29/23	10,933,275

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Biotechnology (Continued)
$9,407,000	Illumina, Inc.	0.55%	03/23/23	$9,199,270
				30,040,159
	Building Materials — 0.1%
5,000,000	Martin Marietta Materials, Inc.	0.65%	07/15/23	4,861,174
	Chemicals — 0.1%
3,140,000	Westlake Chemical Corp.	0.88%	08/15/24	3,006,205
	Commercial Services — 0.8%
8,817,000	ERAC USA Finance LLC (b)	3.30%	10/15/22	8,815,174
2,554,000	Global Payments, Inc.	3.75%	06/01/23	2,554,339
3,000,000	Global Payments, Inc.	4.00%	06/01/23	3,000,838
7,164,000	Moody’s Corp.	2.63%	01/15/23	7,131,043
3,200,000	PayPal Holdings, Inc.	1.35%	06/01/23	3,148,206
21,482,000	Verisk Analytics, Inc.	4.13%	09/12/22	21,506,580
				46,156,180
	Computers — 0.0%
1,660,000	HP, Inc.	4.05%	09/15/22	1,662,522
1,221,000	NetApp, Inc.	3.25%	12/15/22	1,221,018
				2,883,540
	Cosmetics/Personal Care — 0.2%
7,000,000	GSK Consumer Healthcare Capital US LLC, SOFR + 0.89% (a) (b)	2.87%	03/24/24	6,977,207
3,000,000	GSK Consumer Healthcare Capital US LLC (b)	3.02%	03/24/24	2,965,139
4,000,000	Unilever Capital Corp.	3.13%	03/22/23	4,000,986
				13,943,332
	Diversified Financial Services — 0.8%
7,280,000	American Express Co.	3.70%	08/03/23	7,313,501
3,766,000	American Express Co.	3.38%	05/03/24	3,762,143
4,000,000	Capital One Financial Corp.	3.20%	01/30/23	3,998,262
8,000,000	Capital One Financial Corp., SOFR + 0.69% (a)	2.45%	12/06/24	7,722,641
25,204,000	Nasdaq, Inc.	0.45%	12/21/22	24,908,593
				47,705,140
	Electric — 3.5%
7,224,000	American Electric Power Co., Inc., Series A, 3 Mo. LIBOR + 0.48% (a)	3.26%	11/01/23	7,181,939
8,385,000	American Electric Power Co., Inc., Series F	2.95%	12/15/22	8,375,834
1,360,000	CenterPoint Energy Houston Electric LLC	2.25%	08/01/22	1,360,000
7,070,000	CenterPoint Energy, Inc., SOFR Compounded Index + 0.65% (a)	1.99%	05/13/24	6,915,270
10,000,000	Dominion Energy, Inc., Series B	2.75%	09/15/22	9,987,377
7,000,000	Dominion Energy, Inc., Series D, 3 Mo. LIBOR + 0.53% (a)	2.36%	09/15/23	6,964,105
8,000,000	DTE Energy Co.	2.25%	11/01/22	7,978,014
4,118,000	Duke Energy Corp.	2.40%	08/15/22	4,115,999
3,000,000	Duke Energy Corp., SOFR + 0.25% (a)	2.04%	06/10/23	2,978,881
13,220,000	Georgia Power Co., Series A	2.10%	07/30/23	13,043,639
21,651,000	NextEra Energy Capital Holdings, Inc.	0.65%	03/01/23	21,321,116
5,260,000	NextEra Energy Capital Holdings, Inc., SOFR Compounded Index + 0.54% (a)	2.16%	03/01/23	5,237,159
10,000,000	NextEra Energy Capital Holdings, Inc., SOFR Compounded Index + 0.40% (a)	2.68%	11/03/23	9,877,258
6,245,000	Northern States Power Co.	2.60%	05/15/23	6,209,538

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
$15,000,000	Oklahoma Gas and Electric Co.	0.55%	05/26/23	$14,664,073
6,018,000	Pacific Gas and Electric Co., SOFR Compounded Index + 1.15% (a)	2.49%	11/14/22	6,004,583
4,200,000	PPL Electric Utilities Corp., SOFR + 0.33% (a)	2.31%	06/24/24	4,122,399
5,637,000	Public Service Electric and Gas Co., Medium-Term Note	2.38%	05/15/23	5,592,686
6,481,000	Public Service Enterprise Group, Inc.	2.65%	11/15/22	6,471,248
11,285,000	Public Service Enterprise Group, Inc.	0.84%	11/08/23	10,908,882
15,000,000	Southern California Edison Co., SOFR Compounded Index + 0.64% (a)	2.68%	04/03/23	14,946,133
4,000,000	Southern California Edison Co., Series J	0.70%	08/01/23	3,892,949
7,550,000	Southern (The) Co., Series 2021, SOFR + 0.37% (a)	1.65%	05/10/23	7,492,970
2,599,000	Virginia Electric and Power Co.	3.45%	02/15/24	2,602,225
8,764,000	Virginia Electric and Power Co., Series C	2.75%	03/15/23	8,724,413
				196,968,690
	Environmental Control — 0.8%
23,621,000	Republic Services, Inc.	4.75%	05/15/23	23,795,720
22,751,000	Waste Management, Inc.	2.40%	05/15/23	22,614,549
				46,410,269
	Food — 0.3%
7,086,000	ConAgra Brands, Inc.	3.20%	01/25/23	7,076,050
10,000,000	ConAgra Brands, Inc.	0.50%	08/11/23	9,703,611
				16,779,661
	Gas — 0.5%
15,033,000	CenterPoint Energy Resources Corp.	0.70%	03/02/23	14,858,666
5,864,000	CenterPoint Energy Resources Corp., 3 Mo. LIBOR + 0.50% (a)	2.11%	03/02/23	5,848,795
5,000,000	Southern California Gas Co., 3 Mo. LIBOR + 0.35% (a)	2.09%	09/14/23	4,972,134
				25,679,595
	Health Care Products — 1.4%
8,000,000	Baxter International, Inc.	0.87%	12/01/23	7,724,292
10,000,000	Baxter International, Inc., SOFR Compounded Index + 0.26% (a)	1.88%	12/01/23	9,834,388
10,000,000	Baxter International, Inc., SOFR Compounded Index + 0.44% (a)	2.01%	11/29/24	9,796,255
16,000,000	PerkinElmer, Inc.	0.55%	09/15/23	15,430,247
3,042,000	Stryker Corp.	0.60%	12/01/23	2,931,778
7,681,000	Thermo Fisher Scientific, Inc., SOFR Compounded Index + 0.35% (a)	2.51%	04/18/23	7,658,727
14,855,000	Thermo Fisher Scientific, Inc.	0.80%	10/18/23	14,449,625
10,000,000	Thermo Fisher Scientific, Inc., SOFR Compounded Index + 0.39% (a)	2.55%	10/18/23	9,925,745
1,000,000	Thermo Fisher Scientific, Inc., SOFR Compounded Index + 0.53% (a)	2.69%	10/18/24	982,768
				78,733,825
	Health Care Services — 1.7%
28,269,000	Aetna, Inc.	2.80%	06/15/23	28,119,317
16,500,000	Anthem, Inc.	2.95%	12/01/22	16,477,163
13,546,000	Anthem, Inc.	3.30%	01/15/23	13,548,075
13,446,000	Anthem, Inc.	0.45%	03/15/23	13,262,392
19,500,000	Humana, Inc.	0.65%	08/03/23	18,963,306
4,799,000	UnitedHealth Group, Inc.	3.50%	06/15/23	4,827,563
				95,197,816

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Insurance — 1.9%
$15,035,000	Allstate (The) Corp.	3.15%	06/15/23	$15,048,423
5,000,000	Athene Global Funding, SOFR Compounded Index + 0.70% (a) (b)	2.20%	05/24/24	4,885,684
3,000,000	Brighthouse Financial Global Funding, SOFR + 0.76% (a) (b)	2.87%	04/12/24	2,978,622
25,000,000	MET Tower Global Funding, SOFR + 0.55% (a) (b)	2.71%	01/17/23	24,984,812
2,000,000	Metropolitan Life Global Funding I, SOFR + 0.57% (a) (b)	2.71%	01/13/23	1,999,178
7,000,000	Metropolitan Life Global Funding I, SOFR + 0.30% (a) (b)	2.29%	09/27/24	6,884,614
25,000,000	New York Life Global Funding, 3 Mo. LIBOR + 0.28% (a) (b)	2.71%	01/10/23	24,933,337
5,000,000	New York Life Global Funding, SOFR Compounded Index + 0.43% (a) (b)	2.12%	06/06/24	4,977,232
13,054,000	Principal Life Global Funding II, SOFR + 0.45% (a) (b)	2.56%	04/12/24	12,867,617
5,000,000	Principal Life Global Funding II, SOFR + 0.38% (a) (b)	1.91%	08/23/24	4,899,648
				104,459,167
	Lodging — 0.2%
3,000,000	Hyatt Hotels Corp.	1.30%	10/01/23	2,908,537
7,000,000	Hyatt Hotels Corp., SOFR Compounded Index + 1.05% (a)	3.09%	10/01/23	6,920,855
				9,829,392
	Machinery-Diversified — 0.2%
10,000,000	Rockwell Automation, Inc.	0.35%	08/15/23	9,702,460
	Media — 0.3%
11,612,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3 Mo. LIBOR + 1.65% (a)	4.43%	02/01/24	11,652,031
5,000,000	Walt Disney (The) Co., 3 Mo. LIBOR + 0.39% (a)	1.97%	09/01/22	4,997,652
				16,649,683
	Miscellaneous Manufacturing — 0.1%
5,300,000	Parker-Hannifin Corp.	3.65%	06/15/24	5,299,951
	Oil & Gas — 0.3%
9,169,000	BP Capital Markets America, Inc., 3 Mo. LIBOR + 0.65% (a)	2.75%	09/19/22	9,163,294
5,250,000	BP Capital Markets America, Inc.	2.75%	05/10/23	5,252,050
3,165,000	Phillips 66	3.70%	04/06/23	3,173,182
				17,588,526
	Oil & Gas Services — 0.2%
8,764,000	Schlumberger Holdings Corp. (b)	3.63%	12/21/22	8,776,469
	Pharmaceuticals — 3.7%
25,629,000	AbbVie, Inc.	2.90%	11/06/22	25,609,902
12,000,000	AbbVie, Inc., 3 Mo. LIBOR + 0.65% (a)	2.15%	11/21/22	11,989,797
18,017,000	AbbVie, Inc.	2.85%	05/14/23	17,963,233
13,641,000	AmerisourceBergen Corp.	0.74%	03/15/23	13,398,728
19,780,000	Astrazeneca Finance LLC	0.70%	05/28/24	18,876,389
17,825,000	Bayer US Finance II LLC (b)	3.88%	12/15/23	17,839,851
8,918,000	Bristol-Myers Squibb Co.	3.25%	11/01/23	8,959,026
5,500,000	Cigna Corp.	3.00%	07/15/23	5,477,565
25,811,000	Cigna Corp.	3.75%	07/15/23	25,867,485
7,900,000	CVS Health Corp.	2.75%	12/01/22	7,895,145
3,000,000	CVS Health Corp.	4.00%	12/05/23	3,019,948
16,514,000	McKesson Corp.	2.70%	12/15/22	16,480,125
10,263,000	Mylan, Inc. (b)	3.13%	01/15/23	10,200,551
26,713,000	Zoetis, Inc.	3.25%	02/01/23	26,695,864
				210,273,609

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Pipelines — 2.3%
$12,141,000	Energy Transfer, L.P.	3.45%	01/15/23	$12,113,934
20,135,000	Energy Transfer, L.P.	3.60%	02/01/23	20,087,029
13,656,000	Energy Transfer, L.P. / Regency Energy Finance Corp.	5.00%	10/01/22	13,667,864
25,546,000	Enterprise Products Operating LLC	3.35%	03/15/23	25,558,603
5,218,000	Enterprise Products Operating LLC	3.90%	02/15/24	5,232,553
19,549,000	Plains All American Pipeline, L.P. / PAA Finance Corp.	2.85%	01/31/23	19,422,502
12,685,000	Southern Natural Gas Co. LLC (b)	0.63%	04/28/23	12,343,625
20,314,000	Williams Cos., (The), Inc.	3.70%	01/15/23	20,295,195
				128,721,305
	Real Estate Investment Trusts — 0.3%
15,190,000	Public Storage, SOFR + 0.47% (a)	2.69%	04/23/24	15,118,504
	Retail — 0.5%
4,399,000	AutoZone, Inc.	2.88%	01/15/23	4,391,555
3,000,000	AutoZone, Inc.	3.13%	07/15/23	2,984,871
1,000,000	Dollar General Corp.	3.25%	04/15/23	998,205
5,920,000	O’Reilly Automotive, Inc.	3.80%	09/01/22	5,925,408
11,553,000	O’Reilly Automotive, Inc.	3.85%	06/15/23	11,569,227
				25,869,266
	Semiconductors — 1.0%
9,955,000	Marvell Technology, Inc.	4.20%	06/22/23	9,980,396
16,156,000	Microchip Technology, Inc.	4.33%	06/01/23	16,224,260
5,820,000	Microchip Technology, Inc.	0.98%	09/01/24	5,461,719
1,727,000	Qorvo, Inc. (b)	1.75%	12/15/24	1,621,437
25,108,000	Skyworks Solutions, Inc.	0.90%	06/01/23	24,417,409
				57,705,221
	Software — 1.5%
22,233,000	Autodesk, Inc.	3.60%	12/15/22	22,238,713
4,192,000	Cadence Design Systems, Inc.	4.38%	10/15/24	4,261,411
19,467,000	Infor, Inc. (b)	1.45%	07/15/23	18,940,192
4,207,000	Oracle Corp.	2.50%	10/15/22	4,201,783
1,575,000	Oracle Corp.	2.63%	02/15/23	1,567,940
9,290,000	Roper Technologies, Inc.	0.45%	08/15/22	9,279,759
7,986,000	Roper Technologies, Inc.	3.13%	11/15/22	7,985,601
12,900,000	VMware, Inc.	0.60%	08/15/23	12,495,451
3,000,000	VMware, Inc.	1.00%	08/15/24	2,824,475
				83,795,325
	Telecommunications — 0.5%
9,936,000	AT&T, Inc., SOFR Compounded Index + 0.64% (a)	2.63%	03/25/24	9,819,401
10,000,000	AT&T, Inc., 3 Mo. LIBOR + 1.18% (a)	2.90%	06/12/24	9,973,888
11,421,000	Verizon Communications, Inc., SOFR Compounded Index + 0.50% (a)	2.45%	03/22/24	11,302,767
				31,096,056
	Transportation — 1.1%
15,626,000	Norfolk Southern Corp.	2.90%	02/15/23	15,583,885
20,227,000	Ryder System, Inc., Medium-Term Note	2.50%	09/01/22	20,220,655
3,254,000	Union Pacific Corp.	2.75%	04/15/23	3,238,714
22,265,000	Union Pacific Corp.	3.50%	06/08/23	22,352,607

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Transportation (Continued)
$3,000,000	United Parcel Service, Inc.	2.50%	04/01/23	$2,990,476
				64,386,337
	Trucking & Leasing — 0.1%
5,108,000	Penske Truck Leasing Co., L.P. / PTL Finance Corp. (b)	4.25%	01/17/23	5,120,871
	Total Corporate Bonds and Notes			1,917,460,789
	(Cost $1,936,655,569)

FOREIGN CORPORATE BONDS AND NOTES — 10.0%
	Auto Manufacturers — 0.2%
5,500,000	BMW Finance N.V., 3 Mo. LIBOR + 0.79% (a) (b)	2.19%	08/12/22	5,498,877
4,225,000	BMW Finance N.V. (b)	2.25%	08/12/22	4,224,949
				9,723,826
	Banks — 7.4%
4,000,000	Australia & New Zealand Banking Group Ltd., 3 Mo. LIBOR + 0.49% (a) (b)	1.99%	11/21/22	3,999,187
10,000,000	Bank of Montreal, Medium-Term Note, SOFR Compounded Index + 0.32% (a)	2.43%	07/09/24	9,833,209
25,000,000	Bank of Nova Scotia (The), SOFR Compounded Index + 0.45% (a)	2.60%	04/15/24	24,724,061
8,000,000	Bank of Nova Scotia (The), SOFR + 0.38% (a)	2.65%	07/31/24	7,871,166
5,000,000	Banque Federative du Credit Mutuel S.A., SOFR Compounded Index + 0.41% (a) (b)	1.59%	02/04/25	4,896,349
15,623,000	Barclays PLC (c)	4.34%	05/16/24	15,613,781
17,625,000	Canadian Imperial Bank of Commerce, SOFR + 0.80% (a)	2.74%	03/17/23	17,622,031
8,500,000	Canadian Imperial Bank of Commerce, SOFR + 0.34% (a)	2.29%	06/22/23	8,436,476
18,275,000	Cooperatieve Rabobank UA (b)	3.88%	09/26/23	18,366,735
5,000,000	Credit Suisse AG/New York NY	0.52%	08/09/23	4,838,875
15,000,000	Credit Suisse AG/New York NY, SOFR Compounded Index + 0.38% (a)	1.62%	08/09/23	14,897,657
5,000,000	Credit Suisse Group AG (b) (c)	3.00%	12/14/23	4,972,092
17,901,000	Credit Suisse Group Funding Guernsey Ltd.	3.80%	09/15/22	17,889,125
1,044,000	Danske Bank A/S (b) (c)	1.17%	12/08/23	1,031,923
5,000,000	Danske Bank A/S (b) (c)	0.98%	09/10/25	4,635,477
4,014,000	Deutsche Bank AG/New York NY	3.30%	11/16/22	4,008,303
4,992,000	Deutsche Bank AG/New York NY	3.95%	02/27/23	4,990,142
10,000,000	Deutsche Bank AG/New York NY, Series E, SOFR + 0.50% (a)	1.73%	11/08/23	9,888,271
6,000,000	DNB Bank ASA, 3 Mo. LIBOR + 0.62% (a) (b)	2.23%	12/02/22	5,996,550
6,200,000	Federation des Caisses Desjardins du Quebec, SOFR + 0.43% (a) (b)	1.91%	05/21/24	6,085,089
6,000,000	ING Groep N.V., 3 Mo. LIBOR + 1.00% (a)	3.29%	10/02/23	5,984,213
5,259,000	Lloyds Bank PLC (USD)	2.25%	08/14/22	5,258,037
22,570,000	Lloyds Banking Group PLC (c)	2.91%	11/07/23	22,483,989
10,000,000	Macquarie Group Ltd. (b) (c)	3.19%	11/28/23	9,977,209
5,000,000	Macquarie Group Ltd., SOFR + 0.71% (a) (b)	2.87%	10/14/25	4,891,418
10,991,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.74% (a)	2.35%	03/02/23	11,003,541
3,306,000	Mizuho Financial Group, Inc. (c)	0.85%	09/08/24	3,189,032
3,945,000	National Australia Bank Ltd., 3 Mo. LIBOR + 0.41% (a) (b)	2.13%	12/13/22	3,942,743
21,542,000	National Bank of Canada (c)	0.90%	08/15/23	21,517,015
5,000,000	National Bank of Canada, SOFR + 0.49% (a)	1.71%	08/06/24	4,937,660
7,615,000	NatWest Group PLC (c)	2.36%	05/22/24	7,493,782
6,015,000	NatWest Markets PLC (b)	3.63%	09/29/22	6,017,200

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$2,175,000	NatWest Markets PLC, SOFR + 1.66% (a) (b)	3.69%	09/29/22	$2,177,071
14,885,000	NatWest Markets PLC, SOFR + 0.53% (a) (b)	1.85%	08/12/24	14,632,931
13,890,000	Nordea Bank Abp (b)	4.25%	09/21/22	13,889,399
8,000,000	Royal Bank of Canada, SOFR Compounded Index + 0.36% (a)	2.63%	07/29/24	7,859,791
18,454,000	Royal Bank of Canada, Global Medium-Term Note, SOFR Compounded Index + 0.30% (a)	2.47%	01/19/24	18,232,227
4,000,000	Skandinaviska Enskilda Banken AB, 3 Mo. LIBOR + 0.65% (a) (b)	2.37%	12/12/22	3,999,295
4,607,000	Sumitomo Mitsui Financial Group, Inc.	3.10%	01/17/23	4,605,192
10,000,000	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.44% (a) (b)	2.28%	09/16/24	9,838,171
3,000,000	Toronto-Dominion Bank (The), Medium-Term Note	2.35%	03/08/24	2,951,725
10,000,000	Toronto-Dominion Bank (The), Medium-Term Note, SOFR + 0.91% (a)	2.67%	03/08/24	9,985,567
5,000,000	UBS AG/London, SOFR + 0.45% (a) (b)	1.69%	08/09/24	4,963,795
15,715,000	UBS Group AG (b) (c)	2.86%	08/15/23	15,710,896
2,315,000	UBS Group AG (b) (c)	1.01%	07/30/24	2,249,497
8,000,000	Westpac Banking Corp., 3 Mo. LIBOR + 0.39% (a)	2.85%	01/13/23	7,996,179
				416,384,074
	Beverages — 0.2%
4,263,000	Heineken N.V. (b)	2.75%	04/01/23	4,233,471
11,000,000	JDE Peet’s N.V. (b)	0.80%	09/24/24	10,222,293
				14,455,764
	Chemicals — 0.3%
17,605,000	Nutrien Ltd.	1.90%	05/13/23	17,392,660
	Health Care Products — 0.5%
28,626,000	DH Europe Finance II Sarl	2.05%	11/15/22	28,531,130
	Media — 0.0%
2,102,000	Sky Ltd. (b)	3.13%	11/26/22	2,101,274
	Mining — 0.2%
11,264,000	Glencore Finance Canada Ltd. (b)	4.25%	10/25/22	11,278,136
	Oil & Gas — 0.3%
15,082,000	Canadian Natural Resources Ltd.	2.95%	01/15/23	15,049,392
	Pharmaceuticals — 0.3%
7,000,000	AstraZeneca PLC	3.50%	08/17/23	7,028,355
5,000,000	Shire Acquisitions Investments Ireland DAC	2.88%	09/23/23	4,953,934
4,000,000	Takeda Pharmaceutical Co. Ltd.	4.40%	11/26/23	4,035,762
				16,018,051
	Pipelines — 0.4%
2,000,000	Enbridge, Inc., SOFR + 0.40% (a)	1.79%	02/17/23	1,992,811
5,442,000	Enbridge, Inc.	0.55%	10/04/23	5,252,863
3,000,000	Enbridge, Inc., SOFR Compounded Index + 0.63% (a)	1.99%	02/16/24	2,960,789
13,845,000	Transcanada Pipelines Ltd.	2.50%	08/01/22	13,845,000
				24,051,463
	Semiconductors — 0.1%
3,636,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.65%	01/15/23	3,615,917
	Transportation — 0.1%
3,706,000	Canadian Pacific Railway Co.	4.45%	03/15/23	3,716,819

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Transportation — (Continued)
$5,000,000	Canadian Pacific Railway Co.	1.35%	12/02/24	$4,750,079
				8,466,898
	Total Foreign Corporate Bonds and Notes			567,068,585
	(Cost $573,594,343)

U.S. GOVERNMENT NOTES — 8.4%

54,600,000	U.S. Treasury Note	1.88%	10/31/22	54,531,106
70,000,000	U.S. Treasury Note	1.63%	11/15/22	69,798,658
93,000,000	U.S. Treasury Note	0.13%	11/30/22	92,209,558
45,000,000	U.S. Treasury Note	2.00%	02/15/23	44,786,736
60,000,000	U.S. Treasury Note	2.50%	03/31/23	59,821,486
10,000,000	U.S. Treasury Note	2.75%	04/30/23	9,981,616
60,000,000	U.S. Treasury Note	1.75%	05/15/23	59,435,116
55,000,000	U.S. Treasury Note	2.50%	08/15/23	54,738,526
25,000,000	U.S. Treasury Note	2.88%	10/31/23	24,988,281
	Total U.S. Government Bonds and Notes			470,291,083
	(Cost $471,977,044)

ASSET-BACKED SECURITIES — 4.3%
	American Credit Acceptance Receivables Trust
1,492,633	Series 2021-3, Class A (b)	0.33%	06/13/25	1,487,596
4,397,461	Series 2021-4, Class A (b)	0.45%	09/15/25	4,344,724
7,571,285	Series 2022-1, Class A (b)	0.99%	12/15/25	7,444,393
	Avis Budget Rental Car Funding AESOP LLC
16,805,000	Series 2017-2A, Class A (b)	2.97%	03/20/24	16,741,467
	BMW Vehicle Owner Trust
15,647,000	Series 2022-A, Class A2A	2.52%	12/26/24	15,547,031
	Carvana Auto Receivables Trust
1,966,986	Series 2021-P2, Class A2	0.30%	07/10/24	1,960,266
	Countrywide Asset-Backed Certificates
34,018	Series 2004-SD4, Class M1, 1 Mo. LIBOR + 1.13% (a) (b)	3.38%	12/25/34	34,024
	Drive Auto Receivables Trust
5,984,225	Series 2021-3, Class A2	0.52%	01/15/25	5,951,753
	DT Auto Owner Trust
5,448,336	Series 2021-4A, Class A (b)	0.56%	09/15/25	5,345,162
8,388,038	Series 2022-1A, Class A (b)	1.58%	04/15/26	8,270,650
	Exeter Automobile Receivables Trust
6,852,297	Series 2020-3A, Class C	1.32%	07/15/25	6,781,416
284,933	Series 2021-4A, Class A2	0.40%	04/15/24	284,578
7,818,490	Series 2022-1A, Class A2	1.15%	06/17/24	7,784,257
	First Investors Auto Owner Trust
3,256,399	Series 2021-1A, Class A (b)	0.45%	03/16/26	3,204,494
	Flagship Credit Auto Trust
4,058,053	Series 2020-4, Class A (b)	0.53%	04/15/25	4,037,865
7,269,449	Series 2021-3, Class A (b)	0.36%	07/15/27	7,048,355
	Ford Credit Auto Owner Trust
5,750,000	Series 2022-B, Class A2A	3.44%	02/15/25	5,744,947
	Foursight Capital Automobile Receivables Trust
3,304,615	Series 2021-2, Class A2 (b)	0.40%	04/15/25	3,280,954

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Foursight Capital Automobile Receivables Trust (Continued)
$3,643,289	Series 2022-1, Class A2 (b)	1.15%	09/15/25	$3,575,902
	GLS Auto Receivables Issuer Trust
6,318,634	Series 2021-3A, Class A (b)	0.42%	01/15/25	6,242,241
5,838,790	Series 2021-4A, Class A (b)	0.84%	07/15/25	5,739,413
	GLS Auto Receivables Trust
2,094,955	Series 2021-2A, Class A (b)	0.31%	11/15/24	2,085,986
4,591,843	Series 2022-1A, Class A (b)	1.98%	08/15/25	4,534,827
	GM Financial Consumer Automobile Receivables Trust
7,000,000	Series 2022-2, Class A2	2.52%	05/16/25	6,943,571
	GSAA Home Equity Trust
24,635	Series 2005-MTR1, Class A4, 1 Mo. LIBOR + 0.74% (a)	3.00%	10/25/35	24,637
	Hyundai Auto Receivables Trust
6,300,000	Series 2022-A, Class A2A	1.81%	02/18/25	6,238,247
	MVW Owner Trust
1,846,828	Series 2018-1A, Class A (b)	3.45%	01/21/36	1,818,712
	OSCAR US Funding Trust IX LLC
2,305,861	Series 2018-2A, Class A4 (b)	3.63%	09/10/25	2,316,919
	OSCAR US Funding Trust VII LLC
150,146	Series 2017-2A, Class A4 (b)	2.76%	12/10/24	150,335
	OSCAR US Funding Trust VIII LLC
715,683	Series 2018-1A, Class A4 (b)	3.50%	05/12/25	715,368
	OSCAR US Funding XI LLC
334,400	Series 2019-2A, Class A3 (b)	2.59%	09/11/23	334,807
	OSCAR US Funding XIII LLC
11,311,080	Series 2021-2A, Class A2 (b)	0.39%	08/12/24	11,135,419
	OSCAR US Funding XIV LLC
10,750,000	Series 2022-1A, Class A2 (b)	1.60%	03/10/25	10,571,715
	Santander Consumer Auto Receivables Trust
150,991	Series 2020-AA, Class A (b)	1.37%	10/15/24	150,700
1,889,603	Series 2020-BA, Class A3 (b)	0.46%	08/15/24	1,884,594
	Santander Drive Auto Receivables Trust
2,460,903	Series 2021-4, Class A2	0.37%	08/15/24	2,456,200
	Santander Retail Auto Lease Trust
3,578,606	Series 2021-B, Class A2 (b)	0.31%	01/22/24	3,549,988
	Sierra Timeshare Receivables Funding LLC
4,787,497	Series 2018-2A, Class A (b)	3.50%	06/20/35	4,738,124
	Tricolor Auto Securitization Trust
2,571,386	Series 2021-1A, Class A (b)	0.74%	04/15/24	2,558,758
	Verizon Master Trust
3,000,000	Series 2022-1, Class A (d)	1.04%	01/20/27	2,929,006
20,000,000	Series 2022-3, Class A, steps up to 3.76% on 11/20/23 (d)	3.01%	05/20/27	19,863,544
	Westlake Automobile Receivables Trust
6,984,486	Series 2021-2A, Class A2A (b)	0.32%	04/15/25	6,900,108
10,790,866	Series 2021-3A, Class A2 (b)	0.57%	09/16/24	10,676,159
6,000,000	Series 2022-1A, Class A3 (b)	2.42%	07/15/25	5,868,398
	World Omni Auto Receivables Trust
15,000,000	Series 2022-B, Class A2A	2.77%	10/15/25	14,888,013
	Total Asset-Backed Securities			244,185,623
	(Cost $247,345,199)

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CERTIFICATES OF DEPOSIT — 2.0%
	Banks — 2.0%
$7,000,000	Bank of Montreal, SOFR + 0.25% (a)	2.52%	12/02/22	$6,994,264
10,000,000	Bank of Montreal, SOFR + 0.52% (a)	2.79%	03/03/23	10,018,000
15,000,000	Bank of Montreal, SOFR + 0.65% (a)	2.92%	07/03/23	14,991,115
15,000,000	Barclays Bank PLC, SOFR + 0.45% (a)	2.72%	12/01/22	14,997,212
10,000,000	Nordea Bank Abp, SOFR + 0.42% (a)	2.69%	12/07/22	9,998,979
15,000,000	Royal Bank of Canada, SOFR + 0.50% (a)	2.77%	03/16/23	14,990,396
10,000,000	Svenska Handelsbanken, SOFR + 0.48% (a)	2.75%	01/27/23	9,995,830
15,000,000	Toronto-Dominion Bank (The), SOFR + 0.49%	2.02%	02/27/23	14,990,379
15,000,000	Westpac Banking Corp.	0.30%	10/26/22	14,911,912
	Total Certificates of Deposit			111,888,087
	(Cost $111,941,429)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.8%
	Collateralized Mortgage Obligations — 0.3%
	Federal Home Loan Mortgage Corporation
251,221	Series 2003-2723, Class KN	5.00%	12/15/23	252,046
436,689	Series 2004-2783, Class YB	5.00%	04/15/24	438,263
248,124	Series 2014-4387, Class DE	2.00%	01/15/32	246,533
6,387,881	Series 2017-4671, Class CA	3.50%	08/15/43	6,410,978
	Federal National Mortgage Association
997	Series 2009-14, Class EB	4.50%	03/25/24	996
599	Series 2009-52, Class AJ	4.00%	07/25/24	599
3	Series 2011-15, Class HT	5.50%	03/25/26	3
351,424	Series 2013-74, Class EL	3.00%	04/25/41	350,901
2,500,742	Series 2014-20, Class NA	3.00%	06/25/33	2,484,449
2,339,573	Series 2015-28, Class GC	2.50%	06/25/34	2,301,108
4,238,910	Series 2017-18, Class VB	3.00%	05/25/40	4,221,297
				16,707,173
	Commercial Mortgage-Backed Securities — 1.5%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
9,274,797	Series 2013-K027, Class A2	2.64%	01/25/23	9,253,251
25,000,000	Series 2013-K031, Class A2	3.30%	04/25/23	24,946,530
1,090,375	Series 2013-K032, Class A1	3.02%	02/25/23	1,089,189
749,813	Series 2013-K034, Class A1	2.67%	02/25/23	748,541
25,000,000	Series 2013-K034, Class A2	3.53%	07/25/23	24,994,670
14,221,387	Series 2013-K035, Class A2	3.46%	08/25/23	14,222,931
1,490,794	Series 2013-KSMC, Class A1	1.95%	01/25/23	1,485,945
2,052,481	Series 2014-K036, Class A1	2.78%	04/25/23	2,050,437
4,789,109	Series 2017-KJ12, Class A2	3.04%	08/25/24	4,754,893
				83,546,387
	Pass-through Securities — 0.0%
	Federal Home Loan Mortgage Corporation
7	Pool G13204	6.00%	11/01/22	7
3,725	Pool G15435	5.00%	11/01/24	3,845
3,168	Pool G15821	5.00%	07/01/25	3,269
7,273	Pool G15874	5.00%	06/01/26	7,507

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association
$1,114	Pool 890403	6.00%	05/01/23	$1,115
12,119	Pool 962078	4.50%	03/01/23	12,482
44	Pool AE0237	5.50%	11/01/23	44
4,581	Pool AE0812	5.00%	07/01/25	4,725
14,754	Pool AL5764	5.00%	09/01/25	15,217
3,035	Pool AL5812	5.50%	05/01/25	3,037
4,736	Pool AL6212	4.50%	01/01/27	4,878
13,870	Pool AL6798	5.00%	09/01/25	14,305
34	Pool AL8539	4.50%	01/01/27	35
115,250	Pool BM1299	5.00%	03/01/27	118,863
	Government National Mortgage Association
4,902	Pool 783524	5.00%	09/15/24	5,046
				194,375
	Total U.S. Government Agency Mortgage-Backed Securities			100,447,935
	(Cost $100,690,346)

MORTGAGE-BACKED SECURITIES — 1.4%
	Collateralized Mortgage Obligations — 0.9%
	BRAVO Residential Funding Trust
7,364,890	Series 2021-NQM1, Class A1 (b)	0.94%	02/25/49	6,907,586
	CIM Trust
1,521,696	Series 2019-INV1, Class A2, 1 Mo. LIBOR + 1.00% (a) (b)	3.26%	02/25/49	1,514,854
747,818	Series 2019-INV2, Class A11, 1 Mo. LIBOR + 0.95% (a) (b)	2.57%	05/25/49	732,839
5,189,783	Series 2019-INV3, Class A11, 1 Mo. LIBOR + 1.00% (a) (b)	2.57%	08/25/49	5,060,880
	COLT Mortgage Loan Trust
3,620,596	Series 2020-2R, Class A1 (b)	1.33%	10/26/65	3,420,732
	Credit Suisse Mortgage Trust
5,264,617	Series 2019-AFC1, Class A1, steps up to 3.57% on 08/26/23 (b) (d)	2.57%	07/25/49	5,057,842
5,736,705	Series 2020-NQM1, Class A1, steps up to 2.21% on 09/26/24 (b) (d)	1.21%	05/25/65	5,456,980
	GCAT Trust
3,078,325	Series 2020-NQM1, Class A1, steps up to 3.25% on 02/26/24 (b) (d)	2.25%	01/25/60	2,996,398
	JP Morgan Mortgage Trust
3,553,942	Series 2019-7, Class A11, 1 Mo. LIBOR + 0.90% (a) (b)	3.16%	02/25/50	3,413,503
216,127	Series 2019-8, Class A11, 1 Mo. LIBOR + 0.85% (a) (b)	2.47%	03/25/50	207,920
3,422,476	Series 2019-INV1, Class A11, 1 Mo. LIBOR + 0.95% (a) (b)	3.21%	10/25/49	3,381,032
366,191	Series 2019-LTV2, Class A11, 1 Mo. LIBOR + 0.90% (a) (b)	3.16%	12/25/49	365,434
392,504	Series 2019-LTV3, Class A11, 1 Mo. LIBOR + 0.85% (a) (b)	2.47%	03/25/50	390,174
3,979,738	Series 2020-2, Class A11, 1 Mo. LIBOR + 0.80% (a) (b)	2.42%	07/25/50	3,764,052
625,835	Series 2020-LTV1, Class A11, 1 Mo. LIBOR + 1.00% (a) (b)	2.62%	06/25/50	620,570
	OBX Trust
3,298	Series 2020-EXP1, Class 2A1A, 1 Mo. LIBOR + 0.75% (a) (b)	3.01%	02/25/60	3,302
1,972,871	Series 2020-INV1, Class A11, 1 Mo. LIBOR + 0.90% (a) (b)	2.52%	12/25/49	1,913,527
	Residential Mortgage Loan Trust
492,217	Series 2019-3, Class A2 (b)	2.94%	09/25/59	482,720
	Starwood Mortgage Residential Trust
1,363,748	Series 2020-1, Class A1 (b)	2.28%	02/25/50	1,358,549

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Verus Securitization Trust
$1,601,876	Series 2019-4, Class A2, steps up to 3.85% on 10/26/23 (b) (d)	2.85%	11/25/59	$1,593,552
1,101,660	Series 2019-INV2, Class A2, steps up to 3.95% on 08/25/23 (b) (d)	3.12%	07/25/59	1,099,132
1,065,144	Series 2020-4, Class A2 , steps up to 2.91% on 07/26/24 (b) (d)	1.91%	05/25/65	1,019,308
				50,760,886
	Commercial Mortgage-Backed Securities — 0.5%
	COMM Mortgage Trust
2,315,604	Series 2013-CR9, Class ASB	3.83%	07/10/45	2,315,455
	GS Mortgage Securities Corp II
2,400,000	Series 2012-TMSQ, Class A (b)	3.01%	12/10/30	2,396,904
3,803,000	Series 2013-GC10, Class A5	2.94%	02/10/46	3,780,358
	KNDL Mortgage Trust
4,100,000	Series 2019-KNSQ, Class A, 1 Mo. LIBOR + 0.80% (a) (b)	2.80%	05/15/36	4,044,221
	Morgan Stanley Capital Trust
10,743,000	Series 2017-CLS, Class A, 1 Mo. LIBOR + 0.70% (a) (b)	2.70%	11/15/34	10,659,524
	VNDO Mortgage Trust
4,028,082	Series 2012-6AVE, Class A (b)	3.00%	11/15/30	4,021,211
				27,217,673
	Total Mortgage-Backed Securities			77,978,559
	(Cost $80,698,289)

MUNICIPAL BONDS — 0.4%
	Arizona — 0.3%
18,000,000	Mizuho Floater/Residual Trust (b)	2.74%	09/01/26	18,000,000
	Other — 0.1%
8,000,000	Mizuho Floater/Residual Trust (b)	2.74%	09/01/27	8,000,000
	Total Municipal Bonds			26,000,000
	(Cost $26,000,000)

	Total Investments — 99.4%			5,608,195,507
	(Cost $5,641,777,065)
	Net Other Assets and Liabilities — 0.6%			32,620,948
	Net Assets — 100.0%			$5,640,816,455

1

(a)	Floating or variable rate security.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2022, securities noted as such amounted to $721,849,311 or 12.8% of net assets.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.

LIBOR	-	London Interbank Offered Rate
SOFR	-	Secured Overnight Financing Rate

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:

	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Commercial Paper*	$2,092,874,846	$—	$2,092,874,846	$—
Corporate Bonds and Notes*	1,917,460,789	—	1,917,460,789	—
Foreign Corporate Bonds and Notes*	567,068,585	—	567,068,585	—
U.S. Government Notes	470,291,083	—	470,291,083	—
Asset-Backed Securities	244,185,623	—	244,185,623	—
Certificates of Deposit*	111,888,087	—	111,888,087	—
U.S. Government Agency Mortgage-Backed Securities	100,447,935	—	100,447,935	—
Mortgage-Backed Securities	77,978,559	—	77,978,559	—
Municipal Bonds**	26,000,000	—	26,000,000	—
Total Investments	$5,608,195,507	$—	$5,608,195,507	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for state breakout.

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 89.3%
	Collateralized Mortgage Obligations — 30.5%
	Federal Home Loan Mortgage Corporation
$1,769	Series 1993-1498, Class I, 1 Mo. LIBOR + 1.15% (a)	3.15%	04/15/23	$1,773
1,835	Series 1993-1552, Class I, 10 Yr. Constant Maturity Treasury Rate - 0.65% (a)	2.71%	08/15/23	1,826
18,011	Series 1993-1579, Class PM	6.70%	09/15/23	18,188
19,413	Series 1993-1630, Class PK	6.00%	11/15/23	19,660
825	Series 1993-1643, Class PK	6.50%	12/15/23	831
52,330	Series 1994-1710, Class G, 1 Mo. LIBOR + 1.50% (a)	3.50%	04/15/24	52,736
1,049	Series 1998-2089, Class PJ, IO	7.00%	10/15/28	91
4,262	Series 1998-2102, Class Z	6.00%	12/15/28	4,495
12,875	Series 2002-2405, Class BF	7.00%	03/25/24	13,021
150,747	Series 2002-2410, Class OG	6.38%	02/15/32	168,190
88,397	Series 2002-2427, Class GE	6.00%	03/15/32	96,001
135,955	Series 2002-2437, Class SA, IO, 1 Mo. LIBOR × -1 + 7.90% (b)	5.90%	01/15/29	10,352
182,357	Series 2003-2557, Class HL	5.30%	01/15/33	193,396
100,583	Series 2003-2564, Class AC	5.50%	02/15/33	106,433
261,605	Series 2003-2574, Class PE	5.50%	02/15/33	280,581
110,041	Series 2003-2577, Class LI, IO	5.50%	02/15/33	14,789
931,000	Series 2003-2581, Class LL	5.25%	03/15/33	983,429
30,569	Series 2003-2586, Class TG	5.50%	03/15/23	30,621
30,088	Series 2003-2597, Class AE	5.50%	04/15/33	30,954
1,172,000	Series 2003-2613, Class LL	5.00%	05/15/33	1,231,273
259,136	Series 2003-2626, Class ZW	5.00%	06/15/33	245,958
564,917	Series 2003-2626, Class ZX	5.00%	06/15/33	567,464
402,572	Series 2004-2771, Class NL	6.00%	03/15/34	431,301
334,336	Series 2004-2793, Class PE	5.00%	05/15/34	354,571
798,857	Series 2004-2801, Class SE, IO, 1 Mo. LIBOR × -1 + 7.05% (b)	5.05%	07/15/32	75,151
128,578	Series 2004-2835, Class QY, IO, 1 Mo. LIBOR × -1 + 7.90% (b)	5.90%	12/15/32	14,858
100,546	Series 2004-2890, Class ZA	5.00%	11/15/34	105,961
628,636	Series 2004-2891, Class ZA	6.50%	11/15/34	778,139
365,452	Series 2004-2907, Class DZ	4.00%	12/15/34	369,031
1,069,272	Series 2005-233, Class 12, IO, STRIPS	5.00%	09/15/35	150,069
768,100	Series 2005-234, Class IO, IO, STRIPS	4.50%	10/01/35	109,426
785,000	Series 2005-2973, Class GE	5.50%	05/15/35	876,626
113,198	Series 2005-3031, Class BI, IO, 1 Mo. LIBOR × -1 + 6.69% (b)	4.69%	08/15/35	15,325
2,217,260	Series 2005-3054, Class ZW	6.00%	10/15/35	2,331,191
22,461	Series 2005-3074, Class ZH	5.50%	11/15/35	26,199
234,746	Series 2006-238, Class 8, IO, STRIPS	5.00%	04/15/36	39,770
213,727	Series 2006-243, Class 11, IO, STRIPS (c)	7.00%	08/15/36	37,484
68,933	Series 2006-3117, Class ZU	6.00%	02/15/36	84,119
23,613	Series 2006-3150, Class DZ	5.50%	05/15/36	25,530
1,130,420	Series 2006-3174, Class LF, 1 Mo. LIBOR + 0.35% (a)	2.35%	05/15/36	1,127,957
2,806,088	Series 2006-3196, Class ZK	6.50%	04/15/32	3,308,340
1,246,896	Series 2006-3210, Class SA, IO, 1 Mo. LIBOR × -1 + 6.60% (b)	4.60%	09/15/36	150,547
371,737	Series 2006-3223, Class FC, 1 Mo. LIBOR + 0.55% (a)	1.87%	04/15/32	373,633
770,200	Series 2007-3262, Class KS, IO, 1 Mo. LIBOR × -1 + 6.41% (b)	4.41%	01/15/37	48,951
35,918	Series 2007-3274, Class B	6.00%	02/15/37	38,168
192,892	Series 2007-3322, Class NF, 1 Mo. LIBOR × 2,566.67 - 16,683.33%, 0.00% Floor (a)	0.00%	05/15/37	185,728
34,349	Series 2007-3340, Class PF, 1 Mo. LIBOR + 0.30% (a)	2.30%	07/15/37	34,062
41,909	Series 2007-3349, Class MY	5.50%	07/15/37	45,420
70,844	Series 2007-3360, Class CB	5.50%	08/15/37	75,560

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$1,018,953	Series 2007-3370, Class FM, 1 Mo. LIBOR + 0.62% (a)	2.62%	10/15/47	$1,028,666
71,073	Series 2007-3380, Class FS, 1 Mo. LIBOR + 0.35% (a)	2.35%	11/15/36	69,648
159,204	Series 2008-3406, Class B	6.00%	01/15/38	168,901
101,793	Series 2008-3413, Class B	5.50%	04/15/37	107,349
233,857	Series 2008-3420, Class AZ	5.50%	02/15/38	250,506
165,875	Series 2008-3448, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (b)	4.05%	05/15/38	3,074
2,268,619	Series 2009-3522, Class SE, IO, 1 Mo. LIBOR × -1 + 6.10% (b)	4.10%	04/15/39	224,375
28,224	Series 2009-3523, Class SD, 1 Mo. LIBOR × -2.75 + 19.66% (b)	14.16%	06/15/36	29,956
1,251,343	Series 2009-3542, Class ZP	5.00%	06/15/39	1,338,366
177,000	Series 2009-3550, Class LL	4.50%	07/15/39	182,657
762,007	Series 2009-3563, Class ZP	5.00%	08/15/39	839,929
1,451,398	Series 2009-3572, Class JS, IO, 1 Mo. LIBOR × -1 + 6.80% (b)	4.80%	09/15/39	114,222
34,002	Series 2009-3585, Class QZ	5.00%	08/15/39	34,053
118,765	Series 2009-3587, Class FX, 1 Mo. LIBOR + 0.00% (a)	2.00%	12/15/37	109,262
450,259	Series 2009-3593, Class F, 1 Mo. LIBOR + 0.50% (a)	1.56%	03/15/36	448,573
1,231,505	Series 2009-3605, Class NC	5.50%	06/15/37	1,316,193
500,000	Series 2010-3622, Class PB	5.00%	01/15/40	522,175
393,352	Series 2010-3632, Class BS, 1 Mo. LIBOR × -3.33 + 17.50% (b)	10.84%	02/15/40	448,626
107,000	Series 2010-3645, Class WD	4.50%	02/15/40	104,017
524,618	Series 2010-3667, Class PL	5.00%	05/15/40	540,603
60,595	Series 2010-3699, Class FD, 1 Mo. LIBOR + 0.60% (a)	2.60%	07/15/40	60,883
597,950	Series 2010-3704, Class ED	4.00%	12/15/36	599,638
400,000	Series 2010-3714, Class PB	4.75%	08/15/40	430,465
370,468	Series 2010-3735, Class IK, IO	3.50%	10/15/25	12,406
72,315	Series 2010-3735, Class JI, IO	4.50%	10/15/30	7,299
214,502	Series 2010-3740, Class SC, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	4.00%	10/15/40	32,890
151,424	Series 2010-3770, Class GZ	4.50%	10/15/40	156,905
22,224	Series 2011-3795, Class ED	3.00%	10/15/39	22,145
600,000	Series 2011-3796, Class PB	5.00%	01/15/41	637,752
196,347	Series 2011-3819, Class ZQ	6.00%	04/15/36	216,744
300,000	Series 2011-3820, Class NC	4.50%	03/15/41	318,227
153,801	Series 2011-3828, Class SY, 1 Mo. LIBOR × -3 + 13.20% (b)	7.20%	02/15/41	152,314
103,547	Series 2011-3842, Class BS, 1 Mo. LIBOR × -5 + 22.75% (b)	14.18%	04/15/41	133,378
300,000	Series 2011-3844, Class PC	5.00%	04/15/41	328,867
473,302	Series 2011-3852, Class SW, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	4.00%	05/15/41	60,008
525,000	Series 2011-3890, Class ME	5.00%	07/15/41	568,672
1,387,000	Series 2011-3895, Class PW	4.50%	07/15/41	1,445,537
1,857,417	Series 2011-3925, Class ZD	4.50%	09/15/41	2,010,036
9,234,715	Series 2011-3954, Class GS, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	4.00%	11/15/41	1,351,845
336,621	Series 2012-267, Class S5, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (b)	4.00%	08/15/42	38,821
6,982,753	Series 2012-276, Class S5, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (b)	4.00%	09/15/42	911,204
396,532	Series 2012-3999, Class WA (c)	5.55%	08/15/40	424,095
1,878,000	Series 2012-4000, Class PY	4.50%	02/15/42	1,866,246
40,247	Series 2012-4012, Class GC	3.50%	06/15/40	40,439
24,947	Series 2012-4015, Class KB	1.75%	05/15/41	23,921
330,737	Series 2012-4021, Class IP, IO	3.00%	03/15/27	14,737
1,137,999	Series 2012-4026, Class GZ	4.50%	04/15/42	1,247,205

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$560,122	Series 2012-4030, Class IL, IO	3.50%	04/15/27	$27,486
593,672	Series 2012-4048, Class FJ, 1 Mo. LIBOR + 0.40% (a)	2.11%	07/15/37	589,314
1,065,520	Series 2012-4054, Class AI, IO	3.00%	04/15/27	43,285
1,034,088	Series 2012-4077, Class TS, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	4.00%	05/15/41	140,282
664,127	Series 2012-4090, Class YZ	4.50%	08/15/42	690,585
26,218	Series 2012-4097, Class ES, IO, 1 Mo. LIBOR × -1 + 6.10% (b)	4.10%	08/15/42	3,934
2,622,295	Series 2012-4097, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (b)	4.05%	08/15/42	404,788
2,447,000	Series 2012-4098, Class PE	4.00%	08/15/42	2,382,074
268,652	Series 2012-4103, Class HI, IO	3.00%	09/15/27	13,490
31,419	Series 2012-4116, Class AS, IO, 1 Mo. LIBOR × -1 + 6.15% (b)	4.15%	10/15/42	4,973
1,055,872	Series 2012-4121, Class HI, IO	3.50%	10/15/27	55,704
1,275,102	Series 2012-4132, Class AI, IO	4.00%	10/15/42	211,752
304,142	Series 2012-4136, Class TU, IO, 1 Mo. LIBOR × -22.50 + 139.50%, 4.50% Cap (b)	4.50%	08/15/42	53,219
344,708	Series 2012-4145, Class YI, IO	3.00%	12/15/27	18,160
231,098	Series 2013-299, Class S1, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (b)	4.00%	01/15/43	36,643
315,686	Series 2013-303, Class C2, IO, STRIPS	3.50%	01/15/28	17,734
5,730,137	Series 2013-303, Class C12, IO, STRIPS	4.00%	12/15/32	597,125
12,681,315	Series 2013-303, Class C33, IO, STRIPS	4.50%	01/15/43	2,351,251
3,266,637	Series 2013-304, Class C19, IO, STRIPS	5.00%	06/15/42	774,642
236,516	Series 2013-304, Class C37, IO, STRIPS	3.50%	12/15/27	10,480
1,043,080	Series 2013-304, Class C40, IO, STRIPS	3.50%	09/15/26	42,752
972,830	Series 2013-4151, Class DI, IO	3.50%	11/15/31	35,945
2,823,705	Series 2013-4154, Class IB, IO	3.50%	01/15/28	153,382
7,940,686	Series 2013-4170, Class CO, PO	(d)	11/15/32	6,922,260
905,000	Series 2013-4176, Class HE	4.00%	03/15/43	928,679
732,650	Series 2013-4177, Class GL	3.00%	03/15/33	720,326
3,549,683	Series 2013-4193, Class AI, IO	3.00%	04/15/28	200,815
826,035	Series 2013-4193, Class PB	4.00%	04/15/43	837,688
1,205,693	Series 2013-4203, Class US, 1 Mo. LIBOR × -1.50 + 6.00% (b)	3.00%	05/15/33	1,000,381
500,000	Series 2013-4211, Class PB	3.00%	05/15/43	481,777
11,838	Series 2013-4226, Class NS, 1 Mo. LIBOR × -3 + 10.50% (b)	5.36%	01/15/43	10,908
1,450,000	Series 2013-4247, Class AY	4.50%	09/15/43	1,556,860
670,272	Series 2013-4261, Class GS, 1 Mo. LIBOR × -2.75 + 10.98% (b)	5.49%	01/15/41	659,508
324,533	Series 2013-4265, Class IB, IO	4.50%	12/15/24	10,009
26,649	Series 2014-4300, Class IM, IO (e)	3.00%	03/15/37	226
772,111	Series 2014-4314, Class CI, IO	6.00%	03/15/44	175,924
2,428,132	Series 2014-4316, Class XZ	4.50%	03/15/44	2,539,661
3,789,616	Series 2014-4347, Class YT	3.50%	06/15/44	3,636,860
24,206,867	Series 2014-4358, Class Z	3.00%	06/15/44	23,205,693
16,242,754	Series 2014-4375, Class MZ	3.50%	08/15/44	16,271,734
3,001,916	Series 2014-4387, Class IE, IO	2.50%	11/15/28	136,121
650,172	Series 2015-4503, Class MI, IO	5.00%	08/15/45	118,163
542,756	Series 2015-4512, Class W (c) (f)	5.34%	05/15/38	575,633
82,805	Series 2015-4520, Class AI, IO	3.50%	10/15/35	8,827
215,248	Series 2015-4522, Class JZ	2.00%	01/15/45	213,115
276,657	Series 2016-4546, Class PZ	4.00%	12/15/45	259,448
468,311	Series 2016-4546, Class ZT	4.00%	01/15/46	438,332
6,496,588	Series 2016-4559, Class LI, IO	2.50%	03/15/31	434,622
143,751	Series 2016-4568, Class MZ	4.00%	04/15/46	131,896

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$11,415,988	Series 2016-4570, Class ST, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	4.00%	04/15/46	$1,701,431
4,326,353	Series 2016-4572, Class LI, IO	4.00%	08/15/45	669,274
14,646,566	Series 2016-4582, Class GZ	3.75%	03/15/52	14,416,971
21,273,840	Series 2016-4585, Class DS, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	4.00%	05/15/46	3,194,499
7,045,524	Series 2016-4587, Class ZH	4.00%	03/15/44	7,178,353
1,348,092	Series 2016-4591, Class GI, IO	4.00%	12/15/44	193,107
867,076	Series 2016-4596, Class FL, 1 Mo. LIBOR + 0.50% (a)	1.56%	11/15/41	861,155
771,702	Series 2016-4600, Class WT	3.50%	07/15/36	776,771
136,619	Series 2016-4605, Class KS, 1 Mo. LIBOR × -1.57 + 4.71% (b)	3.04%	08/15/43	105,892
228,184	Series 2016-4609, Class YI, IO	4.00%	04/15/54	13,613
306,882	Series 2016-4613, Class AF, 1 Mo. LIBOR + 1.10% (a)	3.10%	11/15/37	308,953
841,519	Series 2016-4615, Class GT, 1 Mo. LIBOR × -4 + 16.00%, 4.00% Cap (b)	4.00%	10/15/42	685,326
2,030,676	Series 2016-4641, Class DI, IO	5.00%	05/15/41	274,490
1,173,000	Series 2017-4650, Class JH	3.00%	01/15/47	1,022,213
10,302,441	Series 2017-4660, Class PO, PO	(d)	01/15/33	7,629,943
17,968,502	Series 2017-4680, Class GZ	3.50%	03/15/47	17,747,617
600,000	Series 2017-4681, Class JY	2.50%	05/15/47	543,657
3,049,555	Series 2018-4774, Class SL, IO, 1 Mo. LIBOR × -1 + 6.20% (b)	4.20%	04/15/48	470,940
28,545	Series 2018-4780, Class VA	4.00%	05/15/29	28,501
2,579,065	Series 2018-4790, Class IO, IO	4.50%	05/15/48	447,330
5,609,410	Series 2018-4826, Class ME	3.50%	09/15/48	5,591,151
2,904,686	Series 2018-4833, Class PY	4.00%	10/15/48	2,946,596
3,231,198	Series 2019-4872, Class BZ	4.00%	04/15/49	3,209,934
6,588,807	Series 2019-4910, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (b)	4.05%	06/15/49	1,373,605
9,039,237	Series 2019-4938, Class BS, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	3.74%	12/25/49	1,395,668
18,024,293	Series 2019-4941, Class YZ	3.00%	12/25/49	17,608,362
9,757,414	Series 2019-4943, Class NS, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	3.74%	01/25/50	2,230,599
2,515,155	Series 2020-4974, Class IA, IO	3.50%	12/25/49	700,751
6,101,031	Series 2020-4988, Class IJ, IO	4.50%	12/15/47	990,749
8,383,531	Series 2020-5013, Class HI, IO	5.00%	03/25/40	1,379,165
5,848,726	Series 2020-5013, Class IQ, IO	3.50%	09/25/50	972,846
16,389,627	Series 2020-5034, Class IO, IO (c)	1.45%	10/15/45	712,180
18,011,301	Series 2020-5050, Class MI, IO	3.50%	10/25/50	2,865,913
30,065,864	Series 2020-5051, Class CI, IO	4.00%	12/25/35	3,462,710
25,191,634	Series 2021-5086, Class MI, IO	2.50%	03/25/51	3,583,601
8,815,818	Series 2021-5178, Class HL	2.00%	01/25/52	7,019,912
17,699,484	Series 2022-5200, Class TZ	2.50%	11/25/49	14,245,791
11,485,035	Series 2022-5208, Class HZ	3.50%	03/25/52	11,013,989
13,495,963	Series 2022-5208, Class Z	3.00%	04/25/52	11,886,757
11,931,047	Series 2022-5220, Class KZ	4.00%	02/25/51	11,994,280
4,913,693	Series 2022-5222, Class BZ	3.50%	05/25/37	4,931,382
18,521,389	Series 2022-5223, Class GZ	3.00%	08/25/51	15,327,794
29,705,095	Series 2022-5224, Class DZ	4.00%	04/25/52	29,974,377
10,463,314	Series 2022-5225, Class HZ	4.00%	08/25/51	10,615,446
13,931,581	Series 2022-5225, Class NZ	4.00%	05/25/52	14,217,112
8,108,703	Series 2022-5228, Class DZ	4.50%	06/25/52	8,710,685
9,012,259	Series 2022-5232, Class GO, PO	(d)	08/25/51	5,795,824
	Federal National Mortgage Association
79	Series 1992-185, Class ZB	7.00%	10/25/22	79
28	Series 1993-3, Class K	7.00%	02/25/23	28
1,184	Series 1993-39, Class Z	7.50%	04/25/23	1,193

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$115	Series 1993-46, Class FH, 7 Yr. Constant Maturity Treasury Rate - 0.20% (a)	3.05%	04/25/23	$115
27,203	Series 1993-169, Class L	6.50%	09/25/23	27,548
8,402	Series 1993-171, Class SB, 10 Yr. Constant Maturity Treasury Rate × -2.17 + 21.99% (b)	15.12%	09/25/23	8,618
3,479	Series 1993-214, Class 2, IO, STRIPS (e)	7.50%	03/25/23	60
55,325	Series 1993-222, Class 2, IO, STRIPS	7.00%	06/25/23	1,234
4,711	Series 1993-230, Class FA, 1 Mo. LIBOR + 0.60% (a)	2.22%	12/25/23	4,721
38,379	Series 1994-61, Class FG, 1 Mo. LIBOR + 1.50% (a)	3.12%	04/25/24	38,638
21,712	Series 1996-51, Class AY, IO	7.00%	12/18/26	1,823
23,128	Series 1998-37, Class VZ	6.00%	06/17/28	23,428
272,377	Series 2000-45, Class SD, IO, 1 Mo. LIBOR × -1 + 7.95% (b)	5.79%	12/18/30	13,830
31,918	Series 2001-34, Class SR, IO, 1 Mo. LIBOR × -1 + 8.10% (b)	5.94%	08/18/31	1,982
1,747	Series 2001-42, Class SB, 1 Mo. LIBOR × -16 + 128.00%, 8.50% Cap (b)	8.50%	09/25/31	1,778
84,163	Series 2001-46, Class F, 1 Mo. LIBOR + 0.40% (a)	2.56%	09/18/31	84,263
6,270	Series 2002-22, Class G	6.50%	04/25/32	6,895
64,150	Series 2002-30, Class Z	6.00%	05/25/32	69,565
72,841	Series 2002-80, Class CZ	4.50%	09/25/32	76,356
73,522	Series 2002-320, Class 2, IO, STRIPS	7.00%	04/25/32	14,932
65,408	Series 2002-323, Class 6, IO, STRIPS	6.00%	01/25/32	9,829
186,425	Series 2002-324, Class 2, IO, STRIPS	6.50%	07/25/32	27,704
15,776	Series 2003-14, Class AT	4.00%	03/25/33	15,787
47,297	Series 2003-21, Class OA	4.00%	03/25/33	47,866
74,109	Series 2003-32, Class UI, IO	6.00%	05/25/33	13,286
326,680	Series 2003-45, Class JB	5.50%	06/25/33	350,428
13,166	Series 2003-63, Class F1, 1 Mo. LIBOR + 0.30% (a)	2.56%	11/25/27	13,161
1,089,730	Series 2003-63, Class IP, IO	6.00%	07/25/33	175,639
355,000	Series 2003-71, Class NH	4.29%	08/25/33	374,086
157,865	Series 2003-109, Class YB	6.00%	11/25/33	169,762
208,941	Series 2003-343, Class 2, IO, STRIPS	4.50%	10/25/33	29,776
200,120	Series 2003-345, Class 14, IO, STRIPS	6.00%	03/25/34	33,160
42,038	Series 2003-348, Class 17, IO, STRIPS	7.50%	12/25/33	6,838
60,187	Series 2003-348, Class 18, IO, STRIPS (c)	7.50%	12/25/33	10,526
187,466	Series 2004-10, Class ZB	6.00%	02/25/34	202,414
582,658	Series 2004-18, Class EZ	6.00%	04/25/34	640,007
223,816	Series 2004-25, Class LC	5.50%	04/25/34	242,109
244,127	Series 2004-25, Class UC	5.50%	04/25/34	264,081
43,556	Series 2004-28, Class ZH	5.50%	05/25/34	48,782
610,039	Series 2004-60, Class AC	5.50%	04/25/34	632,751
1,623,656	Series 2005-2, Class S, IO, 1 Mo. LIBOR × -1 + 6.60% (b)	4.34%	02/25/35	174,325
286,020	Series 2005-2, Class TB, IO, 1 Mo. LIBOR × -1 + 5.90%, 0.40% Cap (b)	0.40%	07/25/33	2,570
59,367	Series 2005-29, Class ZT	5.00%	04/25/35	63,665
71,889	Series 2005-40, Class SA, IO, 1 Mo. LIBOR × -1 + 6.70% (b)	4.44%	05/25/35	8,314
304,293	Series 2005-52, Class TZ	6.50%	06/25/35	380,847
1,100,318	Series 2005-57, Class KZ	6.00%	07/25/35	1,250,579
8,536	Series 2005-67, Class SC, 1 Mo. LIBOR × -2.15 + 14.41% (b)	9.55%	08/25/35	9,061
38,304	Series 2005-79, Class NS, IO, 1 Mo. LIBOR × -1 + 6.09% (b)	3.83%	09/25/35	3,960
3,889,030	Series 2005-86, Class WZ	5.50%	10/25/35	4,095,957
13,201	Series 2005-87, Class SC, 1 Mo. LIBOR × -1.67 + 13.83% (b)	10.07%	10/25/35	15,098
18,400	Series 2005-90, Class ES, 1 Mo. LIBOR × -2.50 + 16.88% (b)	11.23%	10/25/35	21,039

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$57,226	Series 2005-95, Class WZ	6.00%	11/25/35	$71,228
19,633	Series 2005-102, Class DS, 1 Mo. LIBOR × -2.75 + 19.80% (b)	13.59%	11/25/35	19,531
497,822	Series 2005-104, Class UE	5.50%	12/25/35	533,687
318,174	Series 2005-359, Class 12, IO, STRIPS	5.50%	10/25/35	59,485
105,818	Series 2005-359, Class 6, IO, STRIPS	5.00%	11/25/35	15,620
92,446	Series 2005-362, Class 13, IO, STRIPS	6.00%	08/25/35	16,838
44,578	Series 2006-5, Class 2A2 (a)	2.46%	02/25/35	44,993
20,126,460	Series 2006-5, Class N2, IO (f)	0.00%	02/25/35	12,579
46,233	Series 2006-15, Class IS, IO, 1 Mo. LIBOR × -1 + 6.58% (b)	4.32%	03/25/36	6,507
876,812	Series 2006-20, Class PI, IO, 1 Mo. LIBOR × -1 + 6.68% (b)	4.42%	11/25/30	38,369
26,447	Series 2006-31, Class PZ	6.00%	05/25/36	32,827
40,031	Series 2006-42, Class CF, 1 Mo. LIBOR + 0.45% (a)	2.71%	06/25/36	39,935
1,245,073	Series 2006-42, Class EI, IO, 1 Mo. LIBOR × -1 + 6.55% (b)	4.29%	06/25/36	169,901
329,939	Series 2006-59, Class SL, IO, 1 Mo. LIBOR × -1 + 6.57% (b)	4.31%	07/25/36	44,170
432,110	Series 2006-80, Class PH	6.00%	08/25/36	478,416
44,874	Series 2006-85, Class MZ	6.50%	09/25/36	49,870
1,543,494	Series 2006-110, Class PI, IO	5.50%	11/25/36	298,344
1,782,665	Series 2006-116, Class ES, IO, 1 Mo. LIBOR × -1 + 6.65% (b)	4.39%	12/25/36	238,624
176,363	Series 2006-117, Class GF, 1 Mo. LIBOR + 0.35% (a)	2.61%	12/25/36	175,248
1,643,604	Series 2006-118, Class A1, 1 Mo. LIBOR + 0.06% (a)	1.68%	12/25/36	1,632,487
313,274	Series 2007-7, Class KA	5.75%	08/25/36	347,977
20,729	Series 2007-25, Class FB, 1 Mo. LIBOR + 0.33% (a)	2.59%	04/25/37	20,581
511,593	Series 2007-28, Class ZA	6.00%	04/25/37	550,321
855,154	Series 2007-57, Class ZG	4.75%	06/25/37	915,465
556,002	Series 2007-60, Class ZS	4.75%	07/25/37	620,055
505,051	Series 2007-68, Class AE	6.50%	07/25/37	568,218
308,725	Series 2007-116, Class PB	5.50%	08/25/35	333,401
89,734	Series 2007-117, Class MD	5.50%	07/25/37	91,834
3,046,992	Series 2007-W10, Class 3A (f)	2.42%	06/25/47	3,129,745
121,676	Series 2008-3, Class FZ, 1 Mo. LIBOR + 0.55% (a)	2.81%	02/25/38	121,848
20,616	Series 2008-8, Class ZA	5.00%	02/25/38	21,840
8,943	Series 2008-17, Class IP, IO	6.50%	02/25/38	777
649,779	Series 2008-389, Class 4, IO, STRIPS	6.00%	03/25/38	115,785
2,460	Series 2009-10, Class AB	5.00%	03/25/24	2,464
671,162	Series 2009-11, Class PI, IO	5.50%	03/25/36	113,090
662	Series 2009-14, Class BS, IO, 1 Mo. LIBOR × -1 + 6.25% (b) (e)	3.99%	03/25/24	8
1,379,478	Series 2009-37, Class NZ	5.71%	02/25/37	1,536,530
4,400,000	Series 2009-50, Class GX	5.00%	07/25/39	4,774,372
2,825,091	Series 2009-85, Class J	4.50%	10/25/39	2,976,924
191,015	Series 2009-91, Class HL	5.00%	11/25/39	205,270
97,000	Series 2009-92, Class DB	5.00%	11/25/39	105,000
813,142	Series 2009-103, Class PZ	6.00%	12/25/39	1,012,970
193,068	Series 2009-106, Class SN, IO, 1 Mo. LIBOR × -1 + 6.25% (b)	3.99%	01/25/40	21,051
275,294	Series 2009-109, Class PZ	4.50%	01/25/40	287,330
55,219	Series 2009-115, Class HZ	5.00%	01/25/40	59,371
925,087	Series 2009-397, Class 2, IO, STRIPS	5.00%	09/25/39	161,707
113,724	Series 2009-398, Class C13, IO, STRIPS	4.00%	06/25/24	2,615
1,254,009	Series 2010-2, Class LC	5.00%	02/25/40	1,340,657
198,112	Series 2010-3, Class DZ	4.50%	02/25/40	208,227
150,138	Series 2010-21, Class KO, PO	(d)	03/25/40	132,845
500,000	Series 2010-35, Class EP	5.50%	04/25/40	559,244

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$327,014	Series 2010-35, Class SJ, 1 Mo. LIBOR × -3.33 + 17.67% (b)	10.14%	04/25/40	$350,840
308,883	Series 2010-38, Class KC	4.50%	04/25/40	321,856
324,420	Series 2010-45, Class WB	5.00%	05/25/40	343,835
25,016	Series 2010-49, Class SC, 1 Mo. LIBOR × -2 + 12.66% (b)	8.14%	03/25/40	27,515
371,955	Series 2010-68, Class BI, IO	5.50%	07/25/50	72,139
34,580	Series 2010-75, Class MT (f)	1.60%	12/25/39	33,837
91,346	Series 2010-110, Class KI, IO	5.50%	10/25/25	1,410
88,683	Series 2010-115, Class PO, PO	(d)	04/25/40	78,845
236,893	Series 2010-129, Class SM, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	3.74%	11/25/40	11,424
2,821,000	Series 2010-142, Class DL	4.00%	12/25/40	2,935,678
1,555,146	Series 2010-147, Class KS, IO, 1 Mo. LIBOR × -1 + 5.95% (b)	3.69%	01/25/41	72,628
161,017	Series 2011-9, Class AZ	5.00%	05/25/40	166,342
1,507,000	Series 2011-10, Class AY	6.00%	02/25/41	1,806,782
115,340	Series 2011-30, Class LS, IO (c)	1.02%	04/25/41	6,154
132,023	Series 2011-30, Class ZB	5.00%	04/25/41	144,231
334,162	Series 2011-52, Class GB	5.00%	06/25/41	354,407
1,214,208	Series 2011-73, Class PI, IO	4.50%	05/25/41	67,232
207,577	Series 2011-74, Class TQ, IO, 1 Mo. LIBOR × -6.43 + 55.93%, 4.50% Cap (b)	4.50%	12/25/33	24,849
1,223,671	Series 2011-87, Class YI, IO	5.00%	09/25/41	221,763
1,947,483	Series 2011-101, Class EI, IO	3.50%	10/25/26	66,174
750,000	Series 2011-105, Class MB	4.00%	10/25/41	749,697
1,776,264	Series 2011-111, Class PZ	4.50%	11/25/41	1,913,158
4,705,618	Series 2011-123, Class JS, IO, 1 Mo. LIBOR × -1 + 6.65% (b)	4.39%	03/25/41	361,311
13,230,230	Series 2011-123, Class ZP	4.50%	12/25/41	14,064,349
1,401,167	Series 2012-28, Class PT	4.00%	03/25/42	1,409,908
776,952	Series 2012-39, Class PB	4.25%	04/25/42	814,158
347,837	Series 2012-52, Class BZ	4.00%	05/25/42	327,310
548,639	Series 2012-65, Class IO, IO	5.50%	07/25/40	93,764
129,584	Series 2012-66, Class DI, IO	3.50%	06/25/27	6,589
3,155,017	Series 2012-101, Class AI, IO	3.00%	06/25/27	94,154
3,226,477	Series 2012-103, Class HI, IO	3.00%	09/25/27	141,472
231,256	Series 2012-111, Class B	7.00%	10/25/42	259,644
148,822	Series 2012-118, Class IB, IO	3.50%	11/25/42	23,855
7,698,824	Series 2012-122, Class SD, IO, 1 Mo. LIBOR × -1 + 6.10% (b)	3.84%	11/25/42	1,084,733
435,138	Series 2012-133, Class KO, PO	(d)	12/25/42	241,217
535,551	Series 2012-138, Class MA	1.00%	12/25/42	483,434
1,334,127	Series 2012-146, Class QA	1.00%	01/25/43	1,202,634
291,429	Series 2012-409, Class 49, IO, STRIPS (c)	3.50%	11/25/41	44,508
326,150	Series 2012-409, Class 53, IO, STRIPS (c)	3.50%	04/25/42	49,567
690,000	Series 2013-10, Class HQ	2.50%	02/25/43	547,247
379,635	Series 2013-13, Class IK, IO	2.50%	03/25/28	18,232
54,877	Series 2013-22, Class TS, 1 Mo. LIBOR × -1.50 + 6.08% (b)	3.51%	03/25/43	41,472
50,387	Series 2013-23, Class ZB	3.00%	03/25/43	42,631
750,000	Series 2013-41, Class DB	3.00%	05/25/43	678,661
1,170,985	Series 2013-43, Class IX, IO	4.00%	05/25/43	241,102
382,384	Series 2013-51, Class PI, IO	3.00%	11/25/32	36,879
366,239	Series 2013-52, Class MD	1.25%	06/25/43	335,203
6,035,865	Series 2013-54, Class LI, IO	7.00%	11/25/34	1,115,666
580,932	Series 2013-55, Class AI, IO	3.00%	06/25/33	62,729
3,586,493	Series 2013-67, Class IL, IO	6.50%	07/25/43	656,858
131,279	Series 2013-70, Class JZ	3.00%	07/25/43	125,513

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$100,338	Series 2013-75, Class FC, 1 Mo. LIBOR + 0.25% (a)	2.51%	07/25/42	$100,205
379,979	Series 2013-105, Class BN	4.00%	05/25/43	379,558
192,199	Series 2013-105, Class KO, PO	(d)	10/25/43	174,796
195,852	Series 2013-106, Class KN	3.00%	10/25/43	175,421
1,003,000	Series 2013-130, Class QY	4.50%	06/25/41	1,069,278
1,779,731	Series 2013-417, Class C21, IO, STRIPS	4.00%	12/25/42	271,303
4,039,825	Series 2013-418, Class C1, IO, STRIPS	3.50%	08/25/43	584,723
60,099	Series 2014-29, Class GI, IO	3.00%	05/25/29	3,065
2,406,824	Series 2014-44, Class NI, IO	4.50%	08/25/29	85,611
88,329	Series 2014-46, Class KA (c)	27.48%	08/25/44	178,077
96,890	Series 2014-68, Class GI, IO	4.50%	10/25/43	9,024
596,029	Series 2014-82, Class GZ	4.00%	12/25/44	576,465
641,732	Series 2014-84, Class LI, IO	3.50%	12/25/26	22,633
875,000	Series 2015-16, Class MY	3.50%	04/25/45	852,491
8,000,000	Series 2015-19, Class JB	3.50%	04/25/45	7,984,066
21,825	Series 2015-38, Class GI, IO	3.00%	09/25/43	197
10,097,724	Series 2015-40, Class AI, IO	6.00%	05/25/37	1,900,059
359,815	Series 2015-76, Class BI, IO	4.00%	10/25/39	22,787
61,376	Series 2015-93, Class KI, IO	3.00%	09/25/44	3,592
724,432	Series 2015-97, Class AI, IO	4.00%	09/25/41	6,999
4,863,763	Series 2016-2, Class EZ	2.50%	02/25/46	4,600,165
8,774,460	Series 2016-37, Class PY	3.00%	06/25/46	8,102,891
18,014,665	Series 2016-40, Class MS, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	3.74%	07/25/46	3,195,872
12,369,285	Series 2016-44, Class Z	3.50%	07/25/46	12,388,685
11,510,000	Series 2016-50, Class GY	3.00%	08/25/46	10,564,086
7,752,768	Series 2016-62, Class SB, IO, 1 Mo. LIBOR × -1 + 6.10% (b)	3.84%	09/25/46	792,306
876,722	Series 2016-71, Class NI, IO	3.50%	04/25/46	103,227
3,060,736	Series 2016-73, Class PI, IO	3.00%	08/25/46	510,820
391,218	Series 2016-74, Class HI, IO	3.50%	10/25/46	65,630
319,608	Series 2016-84, Class DF, 1 Mo. LIBOR + 0.42% (a)	1.48%	11/25/46	317,380
821,306	Series 2016-87, Class AF, 1 Mo. LIBOR + 0.40% (a)	1.46%	11/25/46	813,378
8,472,132	Series 2017-18, Class AS, IO, 1 Mo. LIBOR × -1 + 6.05% (b)	3.79%	03/25/47	1,526,371
597,364	Series 2017-46, Class BY	3.00%	06/25/47	517,781
9,187,999	Series 2017-49, Class ZJ	4.00%	07/25/57	9,410,439
12,170,902	Series 2017-50, Class BZ	3.00%	07/25/47	11,674,304
5,955,131	Series 2017-65, Class SA, IO, 1 Mo. LIBOR × -1 + 5.90%, 5.00% Cap (b)	3.64%	09/25/47	807,732
4,025,688	Series 2017-84, Class ZK	3.50%	10/25/57	4,017,956
3,509,680	Series 2017-87, Class GI, IO	4.00%	06/25/44	555,275
2,142,593	Series 2017-87, Class ZA	4.00%	11/25/57	2,072,304
2,575,537	Series 2018-17, Class Z	3.50%	03/25/48	2,485,385
30,811,390	Series 2018-76, Class ZL	4.00%	10/25/58	31,230,286
5,417,875	Series 2018-86, Class DL	3.50%	12/25/48	5,429,182
3,087,420	Series 2018-92, Class DB	3.50%	01/25/49	3,086,157
6,101,339	Series 2018-94, Class AZ	4.00%	01/25/49	6,152,837
8,513,436	Series 2019-8, Class DY	3.50%	03/25/49	8,497,218
8,216,841	Series 2019-17, Class GZ	4.00%	11/25/56	8,518,618
10,585,937	Series 2019-26, Class GA	3.50%	06/25/49	10,625,293
4,520,278	Series 2019-27, Class HA	3.00%	06/25/49	4,428,295
7,312,572	Series 2019-29, Class HT	3.00%	06/25/49	7,234,102
6,129,218	Series 2019-34, Class JA	3.00%	07/25/49	6,066,389
15,333,841	Series 2019-34, Class LA	3.00%	07/25/49	15,138,246

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$4,169,494	Series 2019-37, Class A	3.00%	07/25/49	$4,120,232
13,930,130	Series 2019-41, Class SN, IO, 1 Mo. LIBOR × -1 + 6.05% (b)	3.79%	08/25/49	2,092,877
10,618,806	Series 2019-57, Class JA	2.50%	10/25/49	10,193,183
4,522,569	Series 2019-59, Class PT	2.50%	10/25/49	4,371,389
11,419,945	Series 2019-66, Class C	3.00%	11/25/49	11,174,900
39,314,948	Series 2019-68, Class KP	2.50%	11/25/49	37,755,120
24,165,305	Series 2019-70, Class WA, PO	(d)	11/25/42	20,789,192
32,268,831	Series 2020-5, Class BZ	3.00%	02/25/50	31,348,927
14,997,566	Series 2020-9, Class SJ, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	3.74%	02/25/50	2,742,966
11,969,763	Series 2020-20, Class KI, IO	4.00%	03/25/50	4,154,562
33,092,946	Series 2020-34, Class AI, IO	3.50%	06/25/35	2,883,130
12,528,572	Series 2020-37, Class QI, IO	4.50%	06/25/50	2,430,829
4,901,026	Series 2020-66, Class IC, IO	6.00%	10/25/47	1,050,105
43,028,409	Series 2020-74, Class IQ, IO	6.00%	10/25/50	8,809,344
33,453,120	Series 2020-77, Class DI, IO	4.00%	11/25/35	3,777,449
14,929,929	Series 2020-93, Class NI, IO	3.00%	01/25/51	1,568,611
15,704,192	Series 2021-1, Class IB, IO	3.50%	02/25/61	3,344,707
47,806,781	Series 2021-66, Class CI, IO	4.00%	10/25/36	6,268,263
10,100,376	Series 2022-15, Class ZH	3.00%	04/25/52	8,122,434
53,839,988	Series 2022-18, Class DZ	3.50%	04/25/52	49,108,578
8,220,607	Series 2022-18, Class Z	3.50%	04/25/52	7,651,935
16,571,626	Series 2022-23, Class EZ	3.00%	03/25/52	13,352,568
26,345,358	Series 2022-29, Class JZ	1.50%	06/25/42	20,269,128
	Federal National Mortgage Association Grantor Trust
1,994,154	Series 2005-T1, Class A1, 1 Mo. LIBOR + 0.40% (a)	2.66%	05/25/35	1,991,875
	Government National Mortgage Association
20,613	Series 2001-60, Class PZ	6.00%	12/20/31	20,590
193,706	Series 2002-72, Class ZB	6.00%	10/20/32	193,603
166,111	Series 2003-4, Class MZ	5.50%	01/20/33	168,337
300,016	Series 2003-18, Class PG	5.50%	03/20/33	303,293
1,508,450	Series 2003-35, Class TZ	5.75%	04/16/33	1,506,501
127,647	Series 2003-62, Class MZ	5.50%	07/20/33	136,105
182,193	Series 2003-84, Class Z	5.50%	10/20/33	189,941
100,755	Series 2004-37, Class B	6.00%	04/17/34	106,412
543,559	Series 2004-49, Class MZ	6.00%	06/20/34	578,714
40,920	Series 2004-68, Class ZC	6.00%	08/20/34	43,481
49,083	Series 2004-71, Class ST, 1 Mo. LIBOR × -6.25 + 44.50%, 7.00% Cap (b)	7.00%	09/20/34	50,308
88,537	Series 2004-83, Class AK, 1 Mo. LIBOR × -3 + 16.49% (b)	10.03%	10/16/34	87,468
360,693	Series 2004-88, Class SM, IO, 1 Mo. LIBOR × -1 + 6.10% (b)	3.94%	10/16/34	23,503
36,518	Series 2004-92, Class AK, 1 Mo. LIBOR × -3 + 16.50% (b)	10.03%	11/16/34	38,195
1,396,914	Series 2004-92, Class BZ	5.50%	11/16/34	1,478,902
240,450	Series 2004-105, Class JZ	5.00%	12/20/34	246,480
219,825	Series 2004-105, Class KA	5.00%	12/16/34	224,393
239,452	Series 2005-3, Class JZ	5.00%	01/16/35	236,349
239,452	Series 2005-3, Class KZ	5.00%	01/16/35	243,214
17,792	Series 2005-7, Class AJ, 1 Mo. LIBOR × -4 + 22.00% (b)	13.38%	02/16/35	19,683
822	Series 2005-7, Class KA, 1 Mo. LIBOR × -2.81 + 18.95% (b)	12.90%	12/17/34	823
146,682	Series 2005-7, Class MA, 1 Mo. LIBOR × -2.81 + 18.95% (b)	12.90%	12/17/34	147,165
134,150	Series 2005-33, Class AY	5.50%	04/16/35	139,532
115,668	Series 2005-41, Class PA	4.00%	05/20/35	117,982
264,643	Series 2005-44, Class IO, IO	5.50%	07/20/35	22,977

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$2,340,039	Series 2005-78, Class ZA	5.00%	10/16/35	$2,436,761
201,234	Series 2005-93, Class PO, PO	(d)	06/20/35	185,862
394,562	Series 2006-17, Class TW	6.00%	04/20/36	424,631
500,000	Series 2006-38, Class OH	6.50%	08/20/36	528,342
192,297	Series 2006-61, Class ZA	5.00%	11/20/36	196,545
453,777	Series 2007-16, Class OZ	6.00%	04/20/37	492,507
130,198	Series 2007-27, Class SD, IO, 1 Mo. LIBOR × -1 + 6.20% (b)	4.07%	05/20/37	8,312
103,436	Series 2007-41, Class OL, PO	(d)	07/20/37	94,572
184,250	Series 2007-42, Class SB, IO, 1 Mo. LIBOR × -1 + 6.75% (b)	4.62%	07/20/37	13,392
553,414	Series 2007-71, Class ZD	6.00%	11/20/37	577,631
150,900	Series 2007-81, Class FZ, 1 Mo. LIBOR + 0.35% (a)	2.48%	12/20/37	150,998
79,870	Series 2008-33, Class XS, IO, 1 Mo. LIBOR × -1 + 7.70% (b)	5.54%	04/16/38	7,915
496,452	Series 2008-47, Class ML	5.25%	06/16/38	523,172
149,602	Series 2008-54, Class PE	5.00%	06/20/38	157,143
400,829	Series 2008-71, Class JI, IO	6.00%	04/20/38	31,563
11,587	Series 2009-10, Class PA	4.50%	12/20/38	11,594
108,790	Series 2009-14, Class KI, IO	6.50%	03/20/39	16,358
35,697	Series 2009-14, Class KS, IO, 1 Mo. LIBOR × -1 + 6.30% (b)	4.17%	03/20/39	2,113
84,721	Series 2009-25, Class SE, IO, 1 Mo. LIBOR × -1 + 7.60% (b)	5.47%	09/20/38	6,912
2,796,164	Series 2009-29, Class PC	7.00%	05/20/39	3,113,585
412,274	Series 2009-32, Class SZ	5.50%	05/16/39	446,659
283,951	Series 2009-42, Class BI, IO	6.00%	06/20/39	32,565
3,732,468	Series 2009-57, Class VB	5.00%	06/16/39	3,875,813
278,124	Series 2009-61, Class PZ	7.50%	08/20/39	334,101
9,112,750	Series 2009-61, Class WQ, IO, 1 Mo. LIBOR × -1 + 6.25% (b)	4.09%	11/16/35	999,674
1,067,441	Series 2009-69, Class ZB	6.00%	08/20/39	1,100,399
706,203	Series 2009-72, Class SM, IO, 1 Mo. LIBOR × -1 + 6.25% (b)	4.09%	08/16/39	67,528
455,000	Series 2009-75, Class JN	5.50%	09/16/39	501,819
618,815	Series 2009-78, Class KZ	5.50%	09/16/39	701,391
104,912	Series 2009-79, Class OK, PO	(d)	11/16/37	94,739
145,603	Series 2009-81, Class TZ	5.50%	09/20/39	162,173
633,043	Series 2009-87, Class EI, IO	5.50%	08/20/39	58,917
69,000	Series 2009-94, Class AL	5.00%	10/20/39	73,158
294,567	Series 2009-106, Class DZ	5.50%	11/20/39	330,231
3,918,906	Series 2009-106, Class SL, IO, 1 Mo. LIBOR × -1 + 6.10% (b)	3.97%	04/20/36	295,579
50,096	Series 2009-106, Class WZ	5.50%	11/16/39	56,501
732,000	Series 2009-126, Class LB	5.00%	12/20/39	791,451
25,176	Series 2010-4, Class WA	3.00%	01/16/40	25,011
1,014,116	Series 2010-14, Class BV, IO, 1 Mo. LIBOR × -1 + 6.25% (b)	4.09%	02/16/40	68,098
87,136	Series 2010-42, Class CO, PO	(d)	06/16/39	85,463
1,545,149	Series 2010-46, Class FC, 1 Mo. LIBOR + 0.80% (a)	2.93%	03/20/35	1,558,593
924,223	Series 2010-59, Class ZD	6.50%	05/20/40	1,130,532
1,190,788	Series 2010-85, Class SL, IO, 1 Mo. LIBOR × -1 + 6.60% (b)	4.47%	07/20/37	66,199
89,000	Series 2010-116, Class BM	4.50%	09/16/40	95,641
1,437,243	Series 2010-116, Class JB	5.00%	06/16/40	1,513,631
609,155	Series 2010-157, Class OP, PO	(d)	12/20/40	537,296
63,911	Series 2010-166, Class DI, IO	4.50%	02/20/39	1,215
154,425	Series 2011-4, Class PZ	5.00%	01/20/41	164,746
771,202	Series 2011-35, Class BP	4.50%	03/16/41	813,173
219,381	Series 2011-48, Class LI, IO	5.50%	01/16/41	29,570
5,995,747	Series 2011-61, Class WS, IO, 1 Mo. LIBOR × -1 + 6.47% (b)	4.34%	02/20/38	464,063
44,737	Series 2011-63, Class BI, IO	6.00%	02/20/38	3,255

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$606,523	Series 2011-71, Class ZC	5.50%	07/16/34	$634,481
1,517,199	Series 2011-81, Class IC, IO, 1 Mo. LIBOR × -1 + 6.72%, 0.62% Cap (b)	0.62%	07/20/35	19,118
343,758	Series 2011-112, Class IP, IO	0.50%	08/16/26	9
239,265	Series 2011-129, Class CL	5.00%	03/20/41	248,174
3,962	Series 2011-136, Class GB	2.50%	05/20/40	3,936
234,721	Series 2011-146, Class EI, IO	5.00%	11/16/41	40,901
38,294	Series 2011-151, Class TB, IO, 1 Mo. LIBOR × -70 + 465.50%, 3.50% Cap (b)	3.50%	04/20/41	3,166
196,913	Series 2012-10, Class LI, IO	3.50%	07/20/40	1,206
2,088,169	Series 2012-18, Class IA, IO, 1 Mo. LIBOR × -1 + 6.68%, 0.58% Cap (b)	0.58%	07/20/39	18,157
1,041,963	Series 2012-48, Class MI, IO	5.00%	04/16/42	177,331
7,907,815	Series 2012-84, Class QS, IO, 1 Mo. LIBOR × -1 + 6.10% (b)	3.94%	07/16/42	664,960
6,711,842	Series 2012-84, Class SJ, 1 Mo. LIBOR × -0.57 + 2.51% (b)	1.28%	07/16/42	4,858,895
251,623	Series 2012-108, Class KB	2.75%	09/16/42	232,514
3,868,583	Series 2012-143, Class TI, IO	3.00%	12/16/27	191,073
1,733,389	Series 2012-149, Class PC (c)	6.33%	12/20/42	1,891,082
13,612,184	Series 2013-4, Class IC, IO	4.00%	09/20/42	2,341,445
79,873	Series 2013-5, Class IA, IO	3.50%	10/16/42	10,527
560,658	Series 2013-10, Class DI, IO	3.50%	09/20/42	45,434
2,223,000	Series 2013-20, Class QM	2.63%	02/16/43	2,018,993
1,510,262	Series 2013-22, Class IO, IO	3.00%	02/20/43	185,901
3,612,163	Series 2013-23, Class IP, IO	3.50%	08/20/42	463,872
1,623,880	Series 2013-53, Class OI, IO	3.50%	04/20/43	171,915
1,623,923	Series 2013-69, Class AI, IO	3.50%	05/20/43	251,619
185,496	Series 2013-69, Class PI, IO	5.00%	05/20/43	19,381
953,680	Series 2013-70, Class PM	2.50%	05/20/43	857,182
2,245,851	Series 2013-91, Class PB	3.50%	09/20/42	2,249,793
837,873	Series 2013-130, Class WS, IO, 1 Mo. LIBOR × -1 + 6.10% (b)	3.97%	09/20/43	133,177
3,063,081	Series 2013-170, Class IG, IO	5.50%	11/16/43	267,043
688,000	Series 2013-183, Class PB	4.50%	12/20/43	702,973
2,112,828	Series 2014-6, Class IJ, IO	4.50%	06/16/43	132,335
12,430,482	Series 2014-30, Class EA (c)	1.75%	02/16/44	11,535,957
5,439,872	Series 2014-43, Class Z	4.00%	03/20/44	5,774,119
2,358,569	Series 2014-44, Class IC, IO	3.00%	04/20/28	121,200
5,903,268	Series 2014-44, Class ID, IO (c) (f)	0.33%	03/16/44	55,746
21,489	Series 2014-91, Class JI, IO	4.50%	01/20/40	1,258
585,472	Series 2014-94, Class Z	4.50%	01/20/44	659,408
2,786,268	Series 2014-99, Class HI, IO	4.50%	06/20/44	399,233
2,656,953	Series 2014-115, Class QI, IO	3.00%	03/20/29	74,693
2,845,283	Series 2014-116, Class SB, IO, 1 Mo. LIBOR × -1 + 5.60% (b)	3.47%	08/20/44	388,639
1,639,218	Series 2014-118, Class TV, IO, 1 Mo. LIBOR × -1 + 6.25% (b)	4.12%	05/20/44	183,632
7,312,585	Series 2015-3, Class ZD	4.00%	01/20/45	7,722,712
9,574,052	Series 2015-40, Class IO, IO	4.00%	03/20/45	1,573,033
5,193,603	Series 2015-66, Class LI, IO	5.00%	05/16/45	496,836
34,323	Series 2015-95, Class IK, IO (c)	1.55%	05/16/37	690
11,133,273	Series 2015-99, Class EI, IO	5.50%	07/16/45	1,877,546
5,460,793	Series 2015-124, Class DI, IO	3.50%	01/20/38	175,455
279,469	Series 2015-137, Class WA (c) (f)	5.55%	01/20/38	304,097
383,290	Series 2015-138, Class MI, IO	4.50%	08/20/44	41,231
86,310	Series 2015-151, Class KW (c)	5.30%	04/20/34	88,772

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$3,728,315	Series 2015-162, Class ZG	4.00%	11/20/45	$3,973,726
4,025,562	Series 2015-168, Class GI, IO	5.50%	02/16/33	288,942
193,918	Series 2016-16, Class KZ	3.00%	02/16/46	172,182
7,179,000	Series 2016-37, Class AF, 1 Mo. LIBOR + 0.47% (a)	2.18%	11/20/43	7,128,865
141,044	Series 2016-55, Class PB (c)	5.54%	03/20/31	145,703
946,080	Series 2016-69, Class WI, IO	4.50%	05/20/46	225,555
2,778,551	Series 2016-75, Class SA, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	3.87%	05/20/40	285,663
480,747	Series 2016-78, Class UI, IO	4.00%	06/20/46	52,516
2,641,243	Series 2016-89, Class HI, IO	3.50%	07/20/46	452,909
321,393	Series 2016-99, Class JA (c)	5.52%	11/20/45	346,897
1,021,893	Series 2016-109, Class ZM	3.50%	08/20/36	998,922
6,687,474	Series 2016-111, Class PI, IO	3.50%	06/20/45	635,719
703,806	Series 2016-118, Class GI, IO	4.50%	02/16/40	97,528
7,817,221	Series 2016-120, Class AS, IO, 1 Mo. LIBOR × -1 + 6.10% (b)	3.97%	09/20/46	1,271,211
464,000	Series 2016-141, Class PC	5.00%	10/20/46	524,179
326,703	Series 2016-145, Class LZ	3.00%	10/20/46	276,249
538,875	Series 2016-154, Class WF, 1 Mo. LIBOR + 0.40% (a)	2.11%	11/20/45	533,540
7,396,731	Series 2016-156, Class ZM	3.50%	11/20/46	7,065,393
303,000	Series 2016-160, Class LE	2.50%	11/20/46	257,064
209,315	Series 2016-167, Class KI, IO	6.00%	12/16/46	30,435
2,211,937	Series 2017-12, Class SD, IO, 1 Mo. LIBOR × -1 + 6.10% (b)	3.97%	01/20/47	349,157
949,444	Series 2017-17, Class KZ	4.50%	02/20/47	1,045,152
4,178,657	Series 2017-32, Class DI, IO	5.50%	05/20/35	683,414
2,455,466	Series 2017-32, Class IB, IO	5.00%	02/16/47	241,924
6,091,013	Series 2017-33, Class PZ	3.00%	02/20/47	5,970,824
4,571,563	Series 2017-56, Class BI, IO	6.00%	04/16/47	741,587
8,197,460	Series 2017-57, Class IO, IO	5.00%	04/20/47	1,503,145
3,062,988	Series 2017-113, Class IE, IO	5.50%	07/20/47	476,626
8,486,254	Series 2017-117, Class ZN	3.00%	08/20/47	7,818,314
12,459,709	Series 2017-122, Class CZ	3.00%	08/20/47	11,323,625
3,906,336	Series 2017-123, Class IO, IO	5.00%	08/16/47	900,369
5,159,756	Series 2017-130, Class LS, IO, 1 Mo. LIBOR × -1 + 6.20% (b)	4.04%	08/16/47	556,111
4,974,843	Series 2017-133, Class JI, IO	7.00%	06/20/41	709,720
11,628,644	Series 2017-134, Class AZ	3.00%	09/20/47	10,655,652
4,851,717	Series 2017-177, Class DI, IO	4.50%	11/16/47	858,008
13,741,711	Series 2017-179, Class IN, IO	5.00%	07/20/44	3,124,126
3,625,157	Series 2017-186, Class TI, IO, 1 Mo. LIBOR × -1 + 6.50%, 0.50% Cap (b)	0.50%	05/20/40	44,700
909,435	Series 2018-44, Class Z	2.50%	09/20/47	765,438
5,414,682	Series 2018-79, Class IO, IO	5.00%	06/20/48	715,001
13,172,554	Series 2018-97, Class DZ	3.50%	07/20/48	13,331,486
6,332,422	Series 2018-131, Class IA, IO	5.00%	04/20/44	691,041
10,000,000	Series 2018-134, Class KB	3.50%	10/20/48	9,991,271
8,103,321	Series 2018-155, Class KD	4.00%	11/20/48	8,309,562
5,823,161	Series 2018-160, Class GY	4.50%	11/20/48	5,920,913
5,372,716	Series 2018-78I, Class EZ	3.00%	04/20/48	5,214,472
3,304,056	Series 2019-6, Class EI, IO	5.00%	09/20/39	431,479
8,237,762	Series 2019-15, Class MZ	4.50%	02/20/49	8,434,122
12,488,006	Series 2019-18, Class TP	3.50%	02/20/49	12,508,706
1,098,435	Series 2019-27, Class DI, IO	5.50%	01/20/40	169,680
3,499,540	Series 2019-35, Class BZ	3.50%	03/20/49	3,325,511
5,518,271	Series 2019-45, Class ZB	3.50%	04/20/49	5,294,213

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$35,902,854	Series 2019-128, Class EF, 1 Mo. LIBOR + 0.57% (a)	2.70%	10/20/49	$34,914,559
19,143,033	Series 2020-31, Class IO, IO	6.50%	03/20/50	2,535,525
13,528,646	Series 2020-62, Class IA, IO	5.50%	05/20/50	2,562,535
3,000,000	Series 2020-62, Class IC, IO	2.50%	01/20/50	735,122
14,014,801	Series 2020-62, Class WI, IO	2.50%	08/20/49	3,200,704
7,097,422	Series 2020-84, Class IM, IO	2.50%	05/20/50	1,806,704
19,759,118	Series 2020-84, Class IO, IO	2.50%	04/20/50	5,217,850
28,563,903	Series 2020-104, Class AI, IO	3.00%	07/20/50	4,461,407
25,010,663	Series 2020-129, Class IO, IO	2.50%	09/20/50	3,024,112
85,677,140	Series 2020-129, Class IU, IO	2.50%	09/20/50	10,430,806
17,593,371	Series 2020-144, Class IK, IO	2.50%	09/20/50	2,124,232
53,946,639	Series 2020-146, Class CI, IO	2.50%	10/20/50	6,855,005
40,566,802	Series 2020-162, Class NI, IO	2.50%	10/20/50	5,011,217
11,061,175	Series 2020-188, Class IW, IO	2.50%	12/20/50	1,516,216
21,429,684	Series 2020-189, Class IV, IO	3.00%	12/20/50	2,896,783
19,620,642	Series 2021-8, Class DI, IO	3.50%	01/20/51	2,074,797
16,122,740	Series 2021-15, Class JI, IO	2.50%	01/20/51	1,783,251
101,682,845	Series 2021-24, Class XI, IO	2.00%	02/20/51	11,239,056
49,549,850	Series 2021-27, Class IO, IO	2.50%	02/20/51	6,610,262
38,114,311	Series 2021-27, Class PI, IO	2.00%	02/20/51	3,703,537
34,079,809	Series 2021-32, Class AI, IO	2.00%	02/20/51	3,750,640
7,324,510	Series 2021-46, Class IL, IO	3.00%	03/20/51	1,039,426
12,481,872	Series 2021-46, Class LI, IO	3.00%	03/20/51	1,767,717
10,158,775	Series 2021-69, Class IX, IO	3.00%	04/20/51	1,520,643
25,266,399	Series 2021-91, Class IB, IO	3.00%	05/20/51	3,276,026
100,023,378	Series 2021-97, Class NI, IO	2.50%	08/20/49	9,660,788
31,121,172	Series 2021-159, Class QE	2.00%	09/20/51	28,938,485
38,115,048	Series 2021-188, Class PA	2.00%	10/20/51	35,613,550
17,014,000	Series 2022-46, Class LY	3.00%	03/20/52	15,365,505
5,578,841	Series 2022-60, Class CZ	3.00%	03/20/52	4,480,239
32,118,908	Series 2022-63, Class AZ	3.00%	08/20/51	29,210,287
16,449,023	Series 2022-63, Class BZ	3.50%	11/20/46	15,792,415
19,285,130	Series 2022-63, Class HZ	2.50%	11/20/51	16,255,559
11,009,372	Series 2022-63, Class MZ	3.00%	05/20/51	9,804,723
7,043,702	Series 2022-68, Class DZ	3.50%	04/20/52	6,670,245
12,276,798	Series 2022-68, Class MZ	3.50%	04/20/52	11,081,670
49,271,348	Series 2022-68, Class XA	3.50%	02/20/49	49,663,573
12,673,247	Series 2022-68, Class Z	3.50%	04/20/52	11,646,717
17,039,395	Series 2022-68, Class ZC	3.50%	04/20/52	15,673,979
12,991,946	Series 2022-69, Class QL	3.00%	04/20/52	12,119,017
10,917,513	Series 2022-78, Class AM	3.50%	04/20/52	10,223,969
13,922,352	Series 2022-90, Class KZ	3.00%	04/20/51	12,135,539
8,660,619	Series 2022-90, Class ZG	1.50%	02/20/52	5,412,791
	Seasoned Credit Risk Transfer Trust
15,000,000	Series 2022-1, Class MBU	3.25%	11/25/61	13,546,463
	Seasoned Loans Structured Transaction Trust
4,065,021	Series 2019-3, Class A1C	2.75%	11/25/29	3,948,815
10,000,000	Series 2022-1, Class A2	3.50%	05/25/32	9,782,561
	Vendee Mortgage Trust
1,677,497	Series 2003-2, Class Z	5.00%	05/15/33	1,742,141
5,963,742	Series 2010-1, Class DZ	4.25%	04/15/40	6,011,411
9,619,614	Series 2011-1, Class DZ	3.75%	09/15/46	9,316,788

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Vendee Mortgage Trust (Continued)
$19,314,928	Series 2011-2, Class DZ	3.75%	10/15/41	$18,985,132
				1,598,647,158
	Commercial Mortgage-Backed Securities — 13.3%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
50,000,000	Series 2020-RR06, Class BX, IO (c)	1.84%	05/27/33	6,604,320
37,600,000	Series 2020-RR09, Class AX, IO (c)	2.63%	11/27/28	4,999,213
47,500,000	Series 2020-RR09, Class BX, IO (c)	2.20%	02/27/29	5,586,423
96,907,000	Series 2020-RR10, Class X, IO (c)	2.01%	12/27/27	8,078,885
112,919,000	Series 2020-RR11, Class AX, IO (c)	2.84%	01/27/29	15,760,308
44,200,500	Series 2020-RR11, Class BX, IO (c)	2.44%	12/27/28	4,493,299
39,281,843	Series 2021-P009, Class X, IO (f)	1.46%	01/25/31	2,670,906
4,360,287	Series 2021-P011, Class X1, IO (f)	1.84%	09/25/45	612,507
112,345,000	Series 2021-RR15, Class X, IO (f)	1.56%	10/27/34	14,502,290
100,924,000	Series 2021-RR18, Class X, IO (f) (g) (h)	1.90%	10/27/28	9,343,342
55,000,000	Series 2021-RR20, Class X, IO (f)	1.85%	04/25/33	8,542,056
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
8,861,271	Series 2013-K027, Class A2	2.64%	01/25/23	8,840,685
112,254,371	Series 2013-K030, Class X1, IO (f)	0.15%	04/25/23	91,903
21,186,000	Series 2013-K031, Class A2	3.30%	04/25/23	21,140,687
74,705,412	Series 2014-K036, Class X1, IO (f)	0.70%	10/25/23	534,779
1,064,503	Series 2015-K721, Class X1, IO (f)	0.51%	08/25/22	39
12,017,000	Series 2016-K152, Class A2	3.08%	01/25/31	11,928,018
288,445,757	Series 2016-KIR1, Class X, IO (f)	1.04%	03/25/26	9,375,237
12,000,000	Series 2018-K156, Class A3	3.70%	06/25/33	12,294,266
39,271,200	Series 2018-K157, Class A2	3.99%	05/25/33	41,199,604
7,101,000	Series 2018-K159, Class A3	3.95%	11/25/33	7,339,261
1,090,000	Series 2019-1512, Class A2	2.99%	05/25/31	1,069,171
3,000,000	Series 2019-1513, Class A2	2.73%	12/25/31	2,892,203
57,722,085	Series 2019-K099, Class X1, IO (f)	0.88%	09/25/29	3,004,792
57,790,000	Series 2019-K099, Class XAM, IO (f)	1.14%	09/25/29	4,074,484
69,591,395	Series 2019-K101, Class X1, IO (c)	0.84%	10/25/29	3,458,859
64,993,000	Series 2019-K102, Class XAM, IO (c)	1.09%	10/25/29	4,397,101
59,029,000	Series 2019-K103, Class XAM, IO (f)	0.90%	11/25/29	3,402,136
28,608,465	Series 2019-K1510, Class X1, IO (f)	0.48%	01/25/34	1,184,030
158,255,434	Series 2019-K1512, Class X1, IO (f)	0.91%	04/25/34	11,676,672
56,970,788	Series 2019-K1513, Class X1, IO (f)	0.86%	08/25/34	3,984,041
103,108,261	Series 2019-K734, Class X1, IO (f)	0.65%	02/25/26	1,940,240
68,018,000	Series 2019-K734, Class XAM, IO (f)	0.42%	02/25/26	1,031,493
42,271,273	Series 2019-K735, Class X1, IO (f)	0.96%	05/25/26	1,280,224
57,281,114	Series 2019-K736, Class X1, IO (f)	1.31%	07/25/26	2,280,338
18,674,000	Series 2020-K109, Class XAM, IO (f)	1.80%	04/25/30	2,172,797
108,629,167	Series 2020-K110, Class X1, IO (f)	1.70%	04/25/30	11,076,645
29,090,000	Series 2020-K112, Class XAM, IO (f)	1.66%	05/25/30	3,182,388
82,019,000	Series 2020-K113, Class XAM, IO (f)	1.59%	06/25/30	8,612,069
53,100,000	Series 2020-K114, Class XAM, IO (f)	1.34%	06/25/30	4,678,705
50,686,375	Series 2020-K115, Class X1, IO (f)	1.33%	06/25/30	4,256,535
55,537,412	Series 2020-K115, Class XAM, IO (f)	1.55%	07/25/30	5,705,664
16,446,605	Series 2020-K116, Class X1, IO (f)	1.43%	07/25/30	1,458,105
55,500,000	Series 2020-K116, Class XAM, IO (f)	1.60%	08/25/30	5,972,039
63,500,000	Series 2020-K117, Class XAM, IO (f)	1.43%	09/25/30	6,149,677

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$34,868,584	Series 2020-K118, Class X1, IO (f)	0.96%	09/25/30	$2,171,040
37,051,661	Series 2020-K118, Class XAM, IO (f)	1.17%	09/25/30	2,965,911
51,000,000	Series 2020-K119, Class XAM, IO (f)	1.13%	10/25/30	3,975,756
75,535,017	Series 2020-K120, Class XAM, IO (f)	1.21%	10/25/30	6,279,317
21,236,000	Series 2020-K121, Class XAM, IO (f)	1.19%	11/25/30	1,758,332
29,929,105	Series 2020-K122, Class X1, IO (f)	0.88%	11/25/30	1,729,169
35,210,000	Series 2020-K122, Class XAM, IO (f)	1.08%	11/25/30	2,656,954
90,000,592	Series 2020-K1515, Class X1, IO (f)	1.51%	02/25/35	11,969,215
86,901,438	Series 2020-K1516, Class X1, IO (f)	1.51%	05/25/35	12,229,344
94,327,930	Series 2020-K1517, Class X1, IO (f)	1.33%	07/25/35	11,737,922
52,929,985	Series 2020-KG04, Class X1, IO (f)	0.85%	11/25/30	2,956,965
75,453,819	Series 2020-K737, Class X1, IO (c)	0.64%	10/25/26	1,624,717
38,559,000	Series 2020-K738, Class XAM, IO (c)	1.37%	03/25/27	2,152,764
131,647,347	Series 2020-K739, Class X1, IO (f)	1.22%	09/25/27	6,427,985
40,072,531	Series 2020-K739, Class XAM, IO (f)	1.57%	09/25/27	2,775,295
33,000,000	Series 2020-K740, Class XAM (f)	1.11%	10/25/27	1,660,025
49,625,000	Series 2021-K123, Class XAM, IO (a)	0.98%	12/25/30	3,400,633
26,688,000	Series 2021-K124, Class XAM, IO (f)	0.94%	01/25/31	1,751,125
41,267,000	Series 2021-K125, Class XAM, IO (f)	0.78%	01/25/31	2,322,709
33,900,000	Series 2021-K128, Class XAM, IO (f)	0.73%	03/25/31	1,819,854
27,836,000	Series 2021-K129, Class XAM, IO (f)	1.22%	05/25/31	2,478,890
41,565,013	Series 2021-K130, Class XAM, IO (f)	1.21%	07/25/31	3,749,518
44,491,000	Series 2021-K132, Class XAM, IO (f)	0.86%	09/25/31	2,894,335
149,766,507	Series 2021-K1520, Class X1, IO (f)	0.47%	02/25/36	6,829,667
143,990,000	Series 2021-KG05, Class X1, IO (f)	0.31%	01/25/31	3,259,602
64,476,612	Series 2021-KG06, Class X1, IO (f)	0.53%	10/25/31	2,512,544
107,703,000	Series 2021-K741, Class XAM, IO (f)	0.95%	12/25/27	4,899,948
107,111,356	Series 2021-K744, Class X1, IO (f)	0.86%	07/25/28	4,637,258
7,500,000	Series 2022-K143, Class A2	2.35%	04/25/55	6,921,862
	FREMF Mortgage Trust
5,373,000	Series 2013-K24, Class B (f) (i)	3.49%	11/25/45	5,362,717
4,763,000	Series 2013-K25, Class B (f) (i)	3.59%	11/25/45	4,753,951
14,800,000	Series 2013-K26, Class B (f) (i)	3.57%	12/25/45	14,768,705
1,300,000	Series 2013-K27, Class B (f) (i)	3.49%	01/25/46	1,293,534
6,203,000	Series 2013-K28, Class B (f) (i)	3.49%	06/25/46	6,166,970
8,700,000	Series 2013-K29, Class B (f) (i)	3.47%	05/25/46	8,642,416
11,943,000	Series 2013-K32, Class B (f) (i)	3.53%	10/25/46	11,898,190
27,855,000	Series 2013-K35, Class B (f) (i)	3.93%	12/25/46	27,806,257
16,266,829	Series 2015-K721, Class B (f) (i)	3.77%	11/25/47	16,229,109
	Government National Mortgage Association
3,558,483	Series 2011-31, Class Z (c)	3.58%	09/16/52	3,383,135
18,771,269	Series 2012-120, Class Z (c)	2.46%	01/16/55	15,566,030
97,430	Series 2013-74, Class AG (f)	2.60%	12/16/53	87,829
6,025	Series 2013-194, Class AE (c)	2.75%	11/16/44	5,842
16,175,092	Series 2015-30, Class DZ	2.95%	05/16/55	14,962,377
27,479,234	Series 2015-30, Class IO, IO (c)	0.68%	07/16/56	842,579
7,660,040	Series 2015-70, Class IO, IO (c)	0.59%	12/16/49	170,135
4,483,396	Series 2015-125, Class VA (c)	2.70%	05/16/35	4,308,890
16,942,946	Series 2016-2, Class IO, IO (c)	0.55%	04/16/57	404,516
16,119,785	Series 2016-11, Class IO, IO (c)	0.78%	01/16/56	638,555
9,051,884	Series 2016-26, Class IO, IO (c)	0.68%	02/16/58	269,605

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$24,741,916	Series 2016-34, Class IO, IO (c)	0.91%	01/16/58	$1,055,762
8,963,996	Series 2016-36, Class IO, IO (c)	0.71%	08/16/57	285,864
12,854,967	Series 2016-52, Class IO, IO (c)	0.75%	03/16/58	471,007
3,954,204	Series 2016-110, Class VA	2.10%	01/16/38	3,620,596
14,734,301	Series 2016-113, Class IO, IO (c)	1.09%	02/16/58	840,695
9,993,985	Series 2016-127, Class IO, IO (c)	0.86%	05/16/58	452,472
32,633,288	Series 2016-166, Class IO, IO (c)	0.93%	04/16/58	1,504,094
3,165,682	Series 2017-23, Class Z	2.50%	05/16/59	2,520,076
4,119,012	Series 2017-35, Class Z (c)	2.50%	05/16/59	3,340,942
7,020,000	Series 2017-76, Class B	2.60%	12/16/56	6,145,146
3,212,443	Series 2017-106, Class AE	2.60%	12/16/56	2,960,075
2,616,932	Series 2017-146, Class Z	2.60%	09/16/57	2,155,127
4,306,976	Series 2018-4, Class Z	2.50%	10/16/59	3,386,114
13,696,340	Series 2018-98, Class C (c)	3.00%	08/16/60	11,844,272
17,224,628	Series 2018-123, Class Z	2.50%	06/16/60	14,511,835
24,635,185	Series 2018-170, Class Z	2.50%	11/16/60	21,722,619
18,200,827	Series 2019-7, Class Z	2.50%	01/16/61	15,119,239
1,869,715	Series 2019-104, Class Z	2.80%	05/16/61	1,473,348
10,200,000	Series 2020-143, Class B	2.00%	03/16/62	7,234,627
6,700,000	Series 2020-161, Class B	2.00%	08/16/62	4,890,765
8,760,724	Series 2020-169, Class Z	1.83%	06/16/62	5,398,840
22,485,522	Series 2022-43, Class Z	2.00%	09/16/61	16,511,153
19,141,200	Series 2022-106, Class Z	2.00%	05/16/63	14,808,494
				695,241,596
	Pass-through Securities — 45.5%
	Federal Home Loan Mortgage Corporation
1,031,931	Pool 760043, 5 Yr. Constant Maturity Treasury Rate + 1.39% (a)	2.95%	12/01/48	1,049,839
4,442,135	Pool 840359, 12 Mo. LIBOR + 1.64% (a)	2.35%	06/01/46	4,517,444
90,234	Pool A19763	5.00%	04/01/34	94,072
381,372	Pool A47828	3.50%	08/01/35	381,836
161,278	Pool A47937	5.50%	08/01/35	172,965
61,933	Pool A48972	5.50%	05/01/36	66,417
67,208	Pool A54675	5.50%	01/01/36	72,325
145,061	Pool A65324	5.50%	09/01/37	152,045
83,841	Pool A97294	4.00%	02/01/41	86,516
704,438	Pool B70791	4.00%	06/01/39	718,643
3,132	Pool C01310	6.50%	03/01/32	3,406
10,534	Pool C03458	5.00%	02/01/40	11,211
39,282	Pool C03949	3.50%	05/01/42	39,794
91,490	Pool C04269	3.00%	10/01/42	90,267
16,383	Pool C91482	3.50%	07/01/32	16,869
12,685	Pool E02883	4.00%	04/01/26	12,960
14,489	Pool G01443	6.50%	08/01/32	15,542
229,089	Pool G02017	5.00%	12/01/35	243,720
244,017	Pool G04593	5.50%	01/01/37	262,591
107,766	Pool G04814	5.50%	10/01/38	115,975
21,124	Pool G05173	4.50%	11/01/31	21,834
231,010	Pool G05275	5.50%	02/01/39	248,384
59,363	Pool G05449	4.50%	05/01/39	62,019
180,777	Pool G06583	5.00%	06/01/41	192,316

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$431,863	Pool G07100	5.50%	07/01/40	$464,764
43,014	Pool G07266	4.00%	12/01/42	44,161
328,518	Pool G07329	4.00%	01/01/43	338,993
324,783	Pool G07683	4.00%	03/01/44	334,145
1,649	Pool G08113	6.50%	02/01/36	1,797
853,370	Pool G08854	5.00%	12/01/48	891,803
606	Pool G12959	6.50%	10/01/22	607
42	Pool G12978	5.50%	12/01/22	42
5,270	Pool G13625	5.50%	01/01/24	5,292
29,082	Pool G13733	5.00%	11/01/24	30,017
26,130	Pool G14088	4.00%	02/01/26	26,667
21,136	Pool G14106	6.00%	10/01/24	21,206
6,020	Pool G14167	5.50%	07/01/23	6,041
760	Pool G14233	6.00%	01/01/24	761
284,412	Pool G14348	4.00%	10/01/26	289,930
8,723	Pool G14376	4.00%	09/01/25	8,893
12,009	Pool G14995	5.50%	12/01/24	12,035
864	Pool G15821	5.00%	07/01/25	892
63,649	Pool G15949	4.00%	01/01/29	64,884
6,640	Pool G15957	5.50%	12/01/24	6,651
39,207	Pool G18264	5.00%	07/01/23	40,467
55,259	Pool G18287	5.50%	12/01/23	55,563
9,259	Pool G60020	4.50%	12/01/43	9,514
381,669	Pool G60114	5.50%	06/01/41	410,717
573,090	Pool G60168	4.50%	07/01/45	598,065
206,189	Pool G60194	3.50%	08/01/45	208,083
211,313	Pool G60808	3.00%	10/01/46	207,172
1,876,541	Pool G60921	4.50%	02/01/47	1,941,938
7,677,152	Pool G60940	4.00%	09/01/46	7,894,390
2,671,597	Pool G61160	4.50%	11/01/45	2,786,583
4,554	Pool H09034	5.50%	05/01/37	4,749
165	Pool J05364	6.00%	08/01/22	165
49,024	Pool J09465	4.00%	04/01/24	49,976
30,393	Pool J09504	4.00%	04/01/24	30,983
7,677	Pool J09798	4.00%	05/01/24	7,826
13,214	Pool J10623	4.00%	09/01/24	13,470
133,455	Pool N70075	5.00%	01/01/35	134,791
270,187	Pool N70081	5.50%	07/01/38	279,521
54,556	Pool Q07189	4.00%	04/01/42	56,297
18,350	Pool Q07479	3.50%	04/01/42	18,587
76,692	Pool Q11791	3.50%	10/01/42	77,649
54,398	Pool Q11836	3.50%	10/01/42	55,306
387,577	Pool Q14034	3.50%	12/01/42	398,333
1,741,481	Pool Q50564	4.50%	09/01/47	1,788,333
6,068,927	Pool Q53219	4.50%	12/01/47	6,362,266
463,205	Pool Q54651	4.50%	03/01/48	481,507
760,512	Pool Q55037	4.50%	04/01/48	795,344
5,045,436	Pool Q55152	4.50%	04/01/48	5,255,659
2,153,531	Pool Q56260	5.00%	05/01/48	2,289,538
2,496,845	Pool Q58363	5.00%	09/01/48	2,607,347
1,363,078	Pool Q58483	4.50%	09/01/48	1,400,836
1,994,749	Pool Q61217	4.00%	01/01/49	2,035,613

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$3,047,712	Pool QA4774	4.00%	11/01/49	$3,117,347
11,905,029	Pool QE0773	4.00%	04/01/52	12,173,569
13,836,698	Pool QE1612	4.00%	05/01/52	14,191,612
15,579,678	Pool QE3312	4.50%	06/01/52	16,223,253
8,306,814	Pool QK1195	2.50%	11/01/41	7,899,121
13,536,852	Pool QK1203	2.50%	11/01/41	12,872,788
23,622,707	Pool SD0927	3.50%	04/01/52	23,869,237
24,229,983	Pool SD0959	3.50%	04/01/52	24,361,870
5,803,315	Pool SD1289	3.00%	10/01/50	5,674,476
328,648	Pool U50165	4.00%	05/01/32	334,836
2,205,875	Pool U59020	4.00%	06/01/35	2,247,502
970,636	Pool U64762	4.50%	10/01/45	1,004,716
4,989,352	Pool U69020	5.00%	07/01/44	5,241,474
3,272,285	Pool U69041	5.00%	11/01/43	3,454,193
92,767	Pool U80068	3.50%	10/01/32	94,682
56,654	Pool U80212	3.50%	02/01/33	57,803
78,054	Pool U90245	3.50%	10/01/42	78,708
798,840	Pool U90690	3.50%	06/01/42	805,553
11,600	Pool U90932	3.00%	02/01/43	11,406
29,897	Pool U92272	4.50%	12/01/43	30,957
91,487	Pool U99045	3.50%	03/01/43	92,678
102,374	Pool U99084	4.50%	02/01/44	107,322
44,839	Pool U99091	4.50%	03/01/44	46,429
134,435	Pool U99096	4.50%	05/01/44	139,596
1,419,278	Pool ZS2492	6.50%	04/01/35	1,558,886
	Federal National Mortgage Association
39,144	Pool 190371	6.50%	07/01/36	42,453
23,841	Pool 255190	5.50%	05/01/34	25,568
10,655	Pool 255984	4.50%	11/01/25	10,993
76,594	Pool 256181	5.50%	03/01/36	79,671
290,976	Pool 256576	5.50%	01/01/37	306,647
6,675	Pool 256808	5.50%	07/01/37	6,710
45,230	Pool 256936	6.00%	10/01/37	47,473
49,139	Pool 545759	6.50%	07/01/32	53,643
11,035	Pool 555851	6.50%	01/01/33	11,735
159,907	Pool 683246	5.50%	02/01/33	168,007
156,198	Pool 725014	5.50%	12/01/33	167,411
324,918	Pool 735415	6.50%	12/01/32	348,748
2,970	Pool 745875	6.50%	09/01/36	3,200
39,790	Pool 747097	6.00%	10/01/29	41,033
275,456	Pool 788149	5.50%	05/01/33	290,477
138,961	Pool 812741	5.50%	02/01/35	144,461
169,869	Pool 827948	5.50%	05/01/35	176,593
242,378	Pool 850000	5.50%	01/01/36	260,967
34,824	Pool 871039	5.50%	02/01/37	35,897
893,164	Pool 879015	4.00%	10/01/35	919,604
106,581	Pool 888001	5.50%	10/01/36	114,598
90,494	Pool 888163	7.00%	12/01/33	98,823
292,472	Pool 889610	5.50%	06/01/38	314,488
10,456	Pool 890149	6.50%	10/01/38	11,550
15,135	Pool 890231	5.00%	07/01/25	15,610
1,202	Pool 890314	5.50%	12/01/22	1,201

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$2,191	Pool 890378	6.00%	05/01/24	$2,200
724,757	Pool 890556	4.50%	10/01/43	750,589
136,072	Pool 905917	5.50%	01/01/37	146,307
65,673	Pool 922386	5.50%	01/01/37	66,445
10,254	Pool 930562	5.00%	02/01/39	10,903
77,013	Pool 931808	5.50%	08/01/39	82,812
128,508	Pool 953115	5.50%	11/01/38	133,595
11,786	Pool 962556	5.00%	04/01/23	12,155
4,732	Pool 973561	5.00%	03/01/23	4,881
40,382	Pool 976871	6.50%	08/01/36	43,410
13,859	Pool 995097	6.50%	10/01/37	15,327
72,447	Pool 995149	6.50%	10/01/38	79,013
35,022	Pool 995228	6.50%	11/01/38	39,190
17,058	Pool 995252	5.00%	12/01/23	17,592
8,555	Pool 995259	6.50%	11/01/23	8,588
96,194	Pool AA3303	5.50%	06/01/38	100,211
426,843	Pool AB0460	5.50%	02/01/37	450,582
139,495	Pool AB0731	4.00%	06/01/39	143,811
36,318	Pool AB2092	4.00%	01/01/41	37,445
13,971	Pool AB2133	4.00%	01/01/26	14,231
862,930	Pool AB2506	5.00%	03/01/41	915,931
991,919	Pool AB2959	4.50%	07/01/40	1,003,948
72,118	Pool AB5174	3.50%	05/01/42	73,000
146,529	Pool AB7859	3.50%	02/01/43	148,322
434,910	Pool AB8676	3.50%	05/01/42	420,191
15,904	Pool AC1232	5.00%	07/01/24	16,403
165,317	Pool AC3267	5.50%	09/01/39	177,766
33,871	Pool AD0889	6.00%	09/01/24	34,068
212,706	Pool AD4317	4.00%	04/01/40	218,777
8,235	Pool AD5222	4.50%	05/01/30	8,553
55,178	Pool AD7137	5.50%	07/01/40	59,070
178,305	Pool AE0137	4.50%	03/01/36	185,885
59,008	Pool AE4476	4.00%	03/01/41	60,831
79,046	Pool AE7005	4.00%	10/01/40	81,496
2,845,145	Pool AE7733	5.00%	11/01/40	3,015,824
20,542	Pool AE9284	4.00%	11/01/40	21,179
488,712	Pool AE9959	5.00%	03/01/41	511,807
210,302	Pool AH0979	3.50%	01/01/41	208,353
151,726	Pool AH1089	4.00%	11/01/40	156,247
88,562	Pool AH1141	4.50%	12/01/40	92,337
58,942	Pool AH4404	4.00%	01/01/41	60,772
55,326	Pool AH7204	4.00%	03/01/41	57,047
137,231	Pool AI6093	4.50%	06/01/31	141,364
22,085	Pool AI6581	4.50%	07/01/41	23,030
100,587	Pool AI8779	4.00%	11/01/41	103,704
327,060	Pool AI9114	4.00%	06/01/42	336,645
1,504,002	Pool AI9124	4.00%	08/01/42	1,548,464
933,736	Pool AI9158	6.50%	01/01/41	1,050,901
637,340	Pool AK0765	4.00%	03/01/42	653,589
103,126	Pool AK5555	4.00%	04/01/42	106,319
68,503	Pool AL0212	5.50%	02/01/38	73,513
174,816	Pool AL0241	4.00%	04/01/41	180,248

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$2,557	Pool AL0399	6.00%	08/01/24	$2,567
908	Pool AL0446	6.00%	05/01/24	911
3,652	Pool AL1195	6.00%	09/01/23	3,666
373,326	Pool AL1850	5.50%	07/01/40	401,403
66,473	Pool AL2142	6.50%	09/01/38	72,251
323,753	Pool AL2551	3.50%	10/01/42	327,713
4,688	Pool AL2589	5.50%	05/01/25	4,692
67,373	Pool AL2892	3.50%	12/01/42	68,156
418,201	Pool AL3093	3.50%	02/01/43	424,835
971,290	Pool AL4703	3.50%	12/01/28	971,193
3,734	Pool AL4962	6.00%	05/01/24	3,750
510,319	Pool AL5890	4.50%	03/01/43	532,114
870	Pool AL6057	6.00%	08/01/24	871
1,874,408	Pool AL6513	5.00%	07/01/44	1,971,611
44,677	Pool AL6948	5.00%	09/01/25	46,077
180,744	Pool AL7231	3.50%	08/01/45	182,946
493,053	Pool AL7637	5.00%	01/01/42	506,946
1,716,864	Pool AL7905	4.50%	03/01/34	1,784,375
56,177	Pool AL8353	3.50%	08/01/44	56,864
2,212,634	Pool AL8652	5.00%	07/01/44	2,374,648
324,563	Pool AL9143	3.50%	09/01/36	333,905
108,377	Pool AL9226	5.50%	12/01/41	117,684
836,978	Pool AL9777	4.50%	01/01/47	869,886
187,446	Pool AP1197	3.50%	09/01/42	189,633
113,754	Pool AP7963	4.00%	09/01/42	116,549
1,568,850	Pool AQ0411	3.50%	10/01/42	1,587,074
418,328	Pool AQ1534	3.50%	10/01/32	426,649
342,991	Pool AQ1607	3.50%	11/01/32	349,783
42,607	Pool AQ9715	3.00%	01/01/43	41,860
252,620	Pool AQ9999	3.00%	02/01/43	248,195
848,312	Pool AR7582	3.50%	03/01/33	861,536
174,504	Pool AR7961	3.50%	03/01/33	177,968
2,361,413	Pool AS1719	5.00%	02/01/44	2,499,664
321,731	Pool AS5236	4.00%	05/01/45	320,243
548,823	Pool AS5515	3.50%	06/01/30	556,833
181,405	Pool AS7211	3.00%	04/01/46	175,806
4,561,037	Pool AS8548	3.50%	12/01/46	4,612,768
201,748	Pool AS9990	4.50%	07/01/47	207,082
68,189	Pool AT0332	3.00%	04/01/43	65,417
190,495	Pool AT4180	3.50%	05/01/33	194,266
63,621	Pool AY0013	4.50%	01/01/45	65,060
6,842,438	Pool BD6438	3.00%	10/01/46	6,701,202
259,114	Pool BE3631	4.50%	05/01/47	267,746
16,052	Pool BH9428	4.50%	09/01/47	16,575
45,888	Pool BJ6232	5.00%	04/01/48	47,237
759,918	Pool BJ9100	4.50%	02/01/48	793,031
454,067	Pool BJ9111	4.50%	03/01/48	471,017
1,086,010	Pool BJ9124	4.50%	04/01/48	1,134,449
236,955	Pool BK4769	5.00%	08/01/48	247,092
79,365	Pool BK4851	5.00%	05/01/48	81,681
3,191,171	Pool BK8883	5.00%	09/01/48	3,389,665
1,390,157	Pool BK9563	4.50%	12/01/48	1,433,210

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$2,970,742	Pool BK9599	5.00%	08/01/48	$3,102,677
11,422,620	Pool BM4122	7.48%	01/01/40	12,691,464
5,376,112	Pool BM4785	4.50%	10/01/38	5,684,449
5,825,278	Pool BM5671	4.50%	01/01/49	6,056,359
5,683,796	Pool BM6018	5.00%	05/01/49	5,803,389
419,942	Pool BN1027	5.50%	03/01/49	442,574
16,394,757	Pool BN3925	4.50%	01/01/49	17,114,109
1,124,653	Pool BN4059	4.00%	12/01/48	1,130,696
2,892,546	Pool BN4328	5.00%	01/01/49	3,033,916
5,370,311	Pool BO5426	4.00%	10/01/49	5,507,885
1,705,964	Pool BP8797	3.00%	07/01/50	1,676,503
4,727,440	Pool BQ3099	3.00%	10/01/50	4,666,288
11,196,497	Pool BR1090	2.50%	06/01/41	10,688,328
5,639,943	Pool BT7849	5.00%	07/01/52	6,009,076
10,326,711	Pool BT9396	2.50%	11/01/41	9,820,098
6,751,940	Pool BT9397	2.50%	11/01/41	6,420,540
10,571,745	Pool BU8953	4.00%	04/01/52	10,810,213
6,295,479	Pool CA1576	5.00%	01/01/48	6,574,348
2,015,150	Pool CA2520	4.00%	10/01/33	2,074,030
3,808,506	Pool CA2947	4.00%	12/01/48	3,886,955
26,056,347	Pool CA5569	4.00%	04/01/50	26,544,203
49,551,173	Pool CB3507	4.00%	04/01/52	50,730,193
14,494,023	Pool CB3540	3.00%	05/01/42	14,207,419
42,157,790	Pool CB3631	4.50%	05/01/52	44,010,341
1,892,977	Pool FM1284	3.50%	02/01/46	1,915,003
1,736,752	Pool FM1285	4.00%	10/01/43	1,790,491
8,119,744	Pool FM2001	5.00%	09/01/49	8,471,393
5,498,831	Pool FM2450	3.50%	12/01/39	5,698,849
47,947,800	Pool FM3047	4.00%	04/01/45	49,512,950
7,140,821	Pool FM8218	4.00%	04/01/48	7,334,696
33,348,793	Pool FM8927	4.00%	10/01/49	34,348,248
12,133,133	Pool FM8953	5.00%	11/01/43	12,894,134
18,907,391	Pool FM9224	4.00%	10/01/51	19,105,452
42,778,247	Pool FM9263	2.00%	10/01/41	39,656,776
5,240,481	Pool FM9408	4.50%	06/01/46	5,410,254
53,164,841	Pool FS0697	2.50%	02/01/42	50,787,944
35,490,929	Pool FS1267	4.00%	04/01/52	36,157,036
48,829,620	Pool FS1268	4.00%	04/01/52	49,931,091
61,006,325	Pool FS1524	2.50%	04/01/42	58,200,386
16,364,604	Pool FS1540	3.00%	04/01/42	16,122,791
29,710,071	Pool FS1541	3.00%	04/01/42	29,196,084
26,710,164	Pool FS1573	2.50%	11/01/41	25,481,671
10,994,483	Pool FS1639	4.00%	04/01/52	11,276,493
25,336,717	Pool FS1670	4.00%	04/01/52	25,939,607
24,629,083	Pool FS1671	4.00%	05/01/52	25,184,664
24,692,195	Pool FS1672	4.00%	05/01/52	25,155,630
62,446,084	Pool FS1780	2.50%	04/01/42	59,573,943
10,222,090	Pool FS1884	4.00%	05/01/42	10,494,885
39,640,479	Pool FS1972	2.00%	04/01/42	36,735,619
25,516,707	Pool FS1973	2.00%	02/01/42	23,646,749
13,030,330	Pool FS2067	4.50%	06/01/52	13,648,204
18,883,128	Pool FS2164	3.00%	05/01/42	18,791,007

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$10,544,980	Pool FS2310	5.00%	09/01/48	$11,047,048
79,515	Pool MA0096	4.50%	06/01/29	82,578
1,952	Pool MA0293	4.50%	01/01/30	2,028
31,298	Pool MA0295	5.00%	01/01/30	32,518
27,588	Pool MA0353	4.50%	03/01/30	28,653
16,488	Pool MA0444	5.00%	06/01/40	17,399
96,213	Pool MA0633	5.00%	01/01/41	99,937
3,292	Pool MA0777	5.00%	06/01/31	3,420
29,144	Pool MA1222	4.00%	10/01/32	30,206
48,098	Pool MA1228	3.00%	09/01/42	47,267
4,665,530	Pool MA1373	3.50%	03/01/43	4,700,924
149,052	Pool MA2024	4.00%	07/01/29	152,950
610,937	Pool MA2099	3.50%	11/01/29	619,813
245,967	Pool MA2454	3.50%	09/01/30	249,330
2,096	Pool MA2509	3.00%	01/01/46	2,011
1,130,382	Pool MA2916	4.00%	02/01/47	1,158,644
173,844	Pool MA3101	4.50%	08/01/47	179,568
115,378	Pool MA3123	5.00%	08/01/47	120,668
10,000,000	Pool TBA	2.00%	10/15/37	9,509,623
50,000,000	Pool TBA	2.50%	09/15/52	46,641,883
44,000,000	Pool TBA (j)	1.50%	09/15/52	37,962,031
68,000,000	Pool TBA (j)	4.50%	09/15/52	69,115,388
310,000,000	Pool TBA (j)	5.00%	09/15/52	317,954,073
254,000,000	Pool TBA (j)	2.50%	10/15/52	236,790,161
175,000,000	Pool TBA (j)	4.50%	10/15/52	177,639,159
175,000,000	Pool TBA (j)	5.00%	10/15/52	179,168,405
	Government National Mortgage Association
56,049	Pool 3149	6.00%	10/20/31	59,844
36,914	Pool 3172	6.00%	12/20/31	40,378
39,115	Pool 3227	6.00%	04/20/32	41,706
7,792	Pool 3474	6.00%	11/20/33	8,397
65,350	Pool 4251	5.50%	10/20/23	65,619
47,446	Pool 455986	5.25%	07/15/25	46,360
77,342	Pool 487108	6.00%	04/15/29	82,468
32,164	Pool 553144	5.50%	04/15/33	34,746
101,595	Pool 604338	5.00%	05/15/33	107,492
83,318	Pool 604897	5.00%	12/15/33	87,931
100,074	Pool 605389	5.00%	04/15/34	105,826
237,568	Pool 615403	4.50%	08/15/33	249,148
8,674	Pool 627123	5.50%	03/15/34	9,341
70,167	Pool 638704	5.50%	11/15/36	74,578
151,893	Pool 653143	4.90%	04/15/36	159,137
242,015	Pool 658324	5.50%	03/15/37	254,320
118,468	Pool 677190	5.00%	06/15/38	125,334
15,650	Pool 687833	6.00%	08/15/38	17,145
41,505	Pool 706840	4.50%	05/15/40	43,601
189,098	Pool 706855	4.50%	09/15/40	198,644
245,016	Pool 711483	4.00%	01/15/40	254,921
110,551	Pool 711543	4.00%	11/15/40	115,019
735,855	Pool 711563	4.50%	03/15/41	773,032
4,522,075	Pool 720225	4.50%	07/15/39	4,749,415
235,277	Pool 723216	4.50%	08/15/40	246,812

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$63,327	Pool 723248	5.00%	10/15/39	$66,996
239,745	Pool 724230	5.00%	08/15/39	253,063
62,498	Pool 724267	5.00%	09/15/39	65,976
142,094	Pool 724340	4.50%	09/15/39	147,698
80,692	Pool 725272	4.50%	11/15/39	83,630
41,385	Pool 726394	4.50%	10/15/39	43,487
15,400	Pool 728921	4.50%	12/15/24	15,864
192,465	Pool 733595	4.50%	04/15/40	202,176
68,451	Pool 733733	5.00%	06/15/40	71,871
497,014	Pool 736317	4.25%	06/20/36	511,758
101,783	Pool 736617	4.00%	12/15/35	105,761
764,302	Pool 737673	4.50%	11/15/40	802,133
167,624	Pool 737996	4.00%	02/15/41	173,488
242,018	Pool 739341	3.50%	10/15/41	247,258
146,242	Pool 743673	4.50%	07/15/40	154,752
254,061	Pool 745478	5.00%	08/20/40	267,969
544,689	Pool 748939	4.00%	09/20/40	557,749
77,369	Pool 754384	4.50%	03/20/42	82,301
283,641	Pool 762905	4.50%	04/15/41	297,188
1,013,399	Pool 769102	4.50%	07/20/41	1,044,666
296,526	Pool 781623	5.00%	06/15/33	309,070
46,823	Pool 781697	6.00%	11/15/33	51,335
238,928	Pool 781824	5.50%	11/15/34	260,718
9,602	Pool 781862	5.50%	01/15/35	10,477
29,331	Pool 782070	7.00%	06/15/32	30,961
49,100	Pool 782810	4.50%	11/15/39	51,941
73,161	Pool 783091	5.50%	06/15/40	79,773
14,408	Pool 783220	5.50%	09/15/24	14,561
125,264	Pool 783375	5.00%	08/15/41	131,981
7,667,333	Pool 783590	4.50%	06/20/41	8,057,537
194,525	Pool 783760	5.00%	02/15/42	205,984
2,863,760	Pool 784063	5.00%	09/20/45	3,000,006
428,954	Pool 784343	5.00%	02/15/41	454,957
3,736,727	Pool 784752	4.00%	03/15/45	3,887,913
2,202,076	Pool 785020	3.00%	05/20/50	2,135,856
1,964,093	Pool AC0197	4.00%	12/20/42	2,033,016
400,937	Pool AD0026	3.50%	06/20/33	408,836
78,296	Pool AD0856	3.75%	08/20/33	80,699
36,041	Pool AG8899	4.00%	12/20/43	36,988
666,036	Pool AI6317	4.50%	06/20/44	686,008
406,247	Pool AK2389	4.50%	11/20/44	416,577
110,214	Pool AN4469	5.00%	12/15/40	114,427
231,121	Pool AR8421	5.00%	10/20/41	238,605
924,668	Pool BB1216	4.50%	06/20/47	970,498
427,753	Pool BB4731	4.00%	07/20/47	436,365
299,576	Pool BB4757	4.00%	08/20/47	307,352
165,856	Pool BB4769	4.00%	08/20/47	168,606
430,769	Pool BD0483	4.50%	11/20/47	448,514
447,356	Pool BF0415	5.00%	06/20/35	461,687
273,902	Pool BL6909	5.00%	03/20/49	281,524
5,185,107	Pool BU8989	5.50%	06/20/40	5,530,908
850,480	Pool BX7975	5.50%	09/20/39	907,732

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$1,445,613	Pool CB3161	5.50%	03/20/50	$1,542,680
1,441,531	Pool CB8275	5.50%	09/20/39	1,524,493
2,281,022	Pool CC3552	5.50%	08/20/40	2,433,855
1,523,032	Pool CC3563	5.50%	09/20/35	1,619,737
1,883,332	Pool CC3564	6.00%	09/20/39	2,029,835
808,611	Pool CC3565	6.50%	01/20/39	902,293
4,671,887	Pool CC3583	5.50%	09/20/35	4,995,369
1,919,454	Pool CC8859	5.50%	10/20/35	2,041,322
4,094,070	Pool CC8868	5.50%	06/20/40	4,367,087
3,483,700	Pool CD4286	6.00%	11/20/39	3,755,646
589,049	Pool CD6819	6.50%	01/20/39	625,697
1,394,954	Pool CE1292	6.00%	01/20/39	1,503,458
722,722	Pool CE1819	5.50%	12/20/39	768,705
2,998,672	Pool CE6488	6.00%	09/20/39	3,232,921
1,716,673	Pool CE6489	6.50%	12/20/38	1,846,671
4,895,092	Pool CE6491	6.00%	07/20/36	5,277,399
572,235	Pool CE6626	6.00%	12/20/38	614,723
1,515,837	Pool CE7158	5.50%	05/20/40	1,612,289
1,236,465	Pool CE9078	5.50%	01/20/39	1,300,657
132,285	Pool MA1017	6.00%	05/20/43	143,658
93,786	Pool MA1162	6.00%	07/20/43	101,852
11,745	Pool MA2215	3.50%	09/20/44	11,645
87,695	Pool MA2683	6.00%	03/20/45	95,234
88,357	Pool MA2759	6.00%	01/20/45	96,021
39,778	Pool MA2897	6.00%	03/20/45	43,229
171,214	Pool MA2966	6.00%	09/20/39	186,000
175,781	Pool MA3249	6.00%	04/20/40	190,894
387,245	Pool MA3459	6.00%	08/20/39	420,783
332,654	Pool MA4076	7.00%	01/20/39	363,938
2,694,079	Pool MA5714	6.00%	01/20/49	2,910,805
				2,387,547,054
	Total U.S. Government Agency Mortgage-Backed Securities			4,681,435,808
	(Cost $4,827,111,960)

MORTGAGE-BACKED SECURITIES — 12.0%
	Collateralized Mortgage Obligations — 8.0%
	Angel Oak Mortgage Trust
7,300,929	Series 2021-5, Class A1 (i)	0.95%	07/25/66	6,539,201
	Arroyo Mortgage Trust
9,000,000	Series 2019-2, Class M1 (i)	4.76%	04/25/49	8,431,778
3,081,813	Series 2019-3, Class A3 (i)	3.42%	10/25/48	2,975,795
2,995,284	Series 2021-1R, Class A2 (i)	1.48%	10/25/48	2,694,621
4,135,288	Series 2021-1R, Class A3 (i)	1.64%	10/25/48	3,732,797
	Barclays Mortgage Loan Trust
5,956,149	Series 2021-NQM1, Class A1 (i)	1.75%	09/25/51	5,559,035
	BRAVO Residential Funding Trust
2,078,288	Series 2021-NQM1, Class A2 (i)	1.26%	02/25/49	1,955,186
5,195,721	Series 2021-NQM1, Class A3 (i)	1.33%	02/25/49	4,886,186

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	BRAVO Residential Funding Trust (Continued)
$3,696,502	Series 2021-NQM2, Class A1 (i)	0.97%	03/25/60	$3,555,163
	Chase Home Lending Mortgage Trust
3,036,415	Series 2019-1, Class A11, 1 Mo. LIBOR + 0.85% (a) (i)	3.11%	03/25/50	2,908,755
224,536	Series 2019-ATR2, Class A11, 1 Mo. LIBOR + 0.90% (a) (i)	3.16%	07/25/49	216,019
	CHL Mortgage Pass-Through Trust
30,014	Series 2004-8, Class 2A1	4.50%	06/25/19	30,246
	CIM Trust
532,420	Series 2017-7, Class A (i)	3.00%	04/25/57	531,473
2,135,634	Series 2018-J1, Class A22 (i)	3.50%	03/25/48	2,041,766
1,860,457	Series 2019-INV1, Class A11 (i)	4.00%	02/25/49	1,834,942
3,346,290	Series 2019-INV3, Class A11, 1 Mo. LIBOR + 1.00% (a) (i)	2.57%	08/25/49	3,263,175
	Citigroup Global Markets Mortgage Securities VII, Inc.
239	Series 2003-UP2, Class PO1, PO	(d)	12/25/18	210
	COLT Mortgage Loan Trust
11,907,181	Series 2022-5, Class A1 (i)	4.55%	04/25/67	11,677,325
	Connecticut Avenue Securities Trust
2,481,536	Series 2019-R01, Class 2M2, 1 Mo. LIBOR + 2.45% (a) (i)	4.71%	07/25/31	2,480,896
1,046,535	Series 2019-R02, Class 1M2, 1 Mo. LIBOR + 2.30% (a) (i)	4.56%	08/25/31	1,045,511
579,332	Series 2019-R03, Class 1M2, 1 Mo. LIBOR + 2.15% (a) (i)	4.41%	09/25/31	579,124
1,456,035	Series 2019-R06, Class 2M2, 1 Mo. LIBOR + 2.10% (a) (i)	4.36%	09/25/39	1,456,249
2,950,000	Series 2022-R02, Class 2M2, 30 Day Average SOFR + 3.00% (a) (i)	4.51%	01/25/42	2,807,988
6,000,000	Series 2022-R03, Class 1M2, 30 Day Average SOFR + 3.50% (a) (i)	5.01%	03/25/42	5,966,809
4,251,000	Series 2022-R04, Class 1M2, 30 Day Average SOFR + 3.10% (a) (i)	4.61%	03/25/42	4,133,550
8,807,135	Series 2022-R07, Class 1M1, 30 Day Average SOFR + 2.95% (a) (i)	4.47%	06/25/42	8,910,695
	Ellington Financial Mortgage Trust
6,065,042	Series 2022-2, Class A1 (i)	4.30%	04/25/67	5,930,882
	Federal Home Loan Mortgage Corporation STACR Debt Notes
13,087,403	Series 2020-HQA5, Class M2, 30 Day Average SOFR + 2.60% (a) (i)	4.11%	11/25/50	13,057,933
5,500,000	Series 2022-DNA2, Class M1B, 30 Day Average SOFR + 2.40% (a) (i)	3.91%	02/25/42	5,208,087
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
1,399,007	Series 2020-DNA1, Class M2, 1 Mo. LIBOR + 1.70% (a) (i)	3.96%	01/25/50	1,387,035
1,467,153	Series 2020-HQA2, Class M2, 1 Mo. LIBOR + 3.10% (a) (i)	5.36%	03/25/50	1,470,607
5,722,387	Series 2021-DNA5, Class M2, 30 Day Average SOFR + 1.65% (a) (i)	3.16%	01/25/34	5,619,693
4,000,000	Series 2022-DNA3, Class M1B, 30 Day Average SOFR + 2.90% (a) (i)	4.41%	04/25/42	3,889,033
	Federal Home Loan Mortgage Corporation STACR Trust
4,326,280	Series 2019-HQA3, Class M2, 1 Mo. LIBOR + 1.85% (a) (i)	4.11%	09/25/49	4,303,155
	Federal National Mortgage Association Connecticut Avenue Securities
9,952,835	Series 2018-C06, Class 1M2, 1 Mo. LIBOR + 2.00% (a)	4.26%	03/25/31	9,950,331
	Flagstar Mortgage Trust
462,555	Series 2018-2, Class A4 (i)	3.50%	04/25/48	457,866
2,466,580	Series 2018-4, Class B1 (f) (i)	4.25%	07/25/48	2,296,167
1,693,074	Series 2019-2, Class A11 (i)	3.50%	12/25/49	1,625,639
3,108,147	Series 2020-1INV, Class A11, 1 Mo. LIBOR + 0.85% (a) (i)	3.11%	03/25/50	2,944,919
17,721,361	Series 2021-9INV, Class A1 (i)	2.50%	09/25/41	16,457,565

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	GMACM Mortgage Loan Trust
$892	Series 2003-J10, Class A1	4.75%	01/25/19	$870
	GS Mortgage-Backed Securities Corp. Trust
769,483	Series 2019-PJ3, Class A1 (i)	3.50%	03/25/50	754,717
	JP Morgan Mortgage Trust
5,750	Series 2004-S2, Class 5A1	5.50%	12/25/19	5,308
1,162	Series 2014-IVR3, Class 2A1 (f) (i)	2.27%	09/25/44	1,157
3,916,523	Series 2015-IVR2, Class A5 (f) (i)	2.64%	01/25/45	3,842,971
800,109	Series 2018-5, Class A1 (i)	3.50%	10/25/48	764,107
1,221,744	Series 2018-5, Class A13 (i)	3.50%	10/25/48	1,149,801
1,620,380	Series 2018-8, Class A7 (i)	4.00%	01/25/49	1,597,147
5,167,632	Series 2018-7FRB, Class A2, 1 Mo. LIBOR + 0.75% (a) (i)	3.01%	04/25/46	5,072,919
2,100,464	Series 2019-1, Class A5 (i)	4.00%	05/25/49	2,071,926
633,311	Series 2019-5, Class A15 (i)	4.00%	11/25/49	623,843
731,644	Series 2019-8, Class A15 (i)	3.50%	03/25/50	703,020
1,052,004	Series 2019-9, Class A11, 1 Mo. LIBOR + 0.90% (a) (i)	2.52%	05/25/50	1,004,101
1,301,708	Series 2019-INV2, Class A15 (i)	3.50%	02/25/50	1,261,535
6,372	Series 2019-LTV2, Class A11, 1 Mo. LIBOR + 0.90% (a) (i)	3.16%	12/25/49	6,359
218,058	Series 2019-LTV3, Class A15 (i)	3.50%	03/25/50	215,155
4,704,110	Series 2020-INV1, Class A15 (i)	3.50%	08/25/50	4,526,248
7,631,220	Series 2021-3, Class A11, 30 Day Average SOFR + 0.60% (a) (i)	1.53%	07/25/51	7,004,495
9,019,897	Series 2021-INV4, Class A2 (i)	3.00%	01/25/52	8,333,352
8,873,640	Series 2021-INV6, Class A2 (i)	3.00%	04/25/52	8,177,642
	JP Morgan Wealth Management
10,000,000	Series 2020-ATR1, Class A5 (i)	3.00%	02/25/50	9,067,753
	MASTR Seasoned Securitization Trust
1,003	Series 2005-2, Class 3A1	6.00%	11/25/17	982
	Mello Mortgage Capital Acceptance
4,595,630	Series 2018-MTG2, Class A9 (i)	4.35%	10/25/48	4,545,482
	MetLife Securitization Trust
4,030,304	Series 2018-1A, Class A (i)	3.75%	03/25/57	3,940,121
	MFA Trust
6,610,210	Series 2021-NQM2, Class A1 (i)	1.03%	11/25/64	5,954,474
9,658,538	Series 2022-INV1, Class A1, steps up to 4.91% on 03/25/26 (i) (k)	3.91%	04/25/66	9,287,404
	Mill City Mortgage Loan Trust
1,319,867	Series 2018-1, Class A1 (i)	3.25%	05/25/62	1,300,688
1,658,955	Series 2018-2, Class A1 (f) (i)	3.50%	05/25/58	1,643,661
4,960,605	Series 2018-4, Class A1B (i)	3.49%	04/25/66	4,857,572
	New Residential Mortgage Loan Trust
5,683,031	Series 2015-2A, Class B1 (i)	4.50%	08/25/55	5,610,864
4,256,777	Series 2016-1A, Class A1 (i)	3.75%	03/25/56	4,139,426
2,722,133	Series 2018-4A, Class A1M, 1 Mo. LIBOR + 0.90% (a) (i)	3.16%	01/25/48	2,662,388
19,859,439	Series 2018-4A, Class A1S, 1 Mo. LIBOR + 0.75% (a) (i)	3.01%	01/25/48	19,422,732
5,040,721	Series 2019-NQM5, Class A1 (i)	2.71%	11/25/59	4,794,060
	OBX Trust
1,551,921	Series 2018-EXP1, Class 1A3 (i)	4.00%	04/25/48	1,500,520
1,402,880	Series 2018-EXP1, Class 2A1, 1 Mo. LIBOR + 0.85% (a) (i)	3.11%	04/25/48	1,395,242
	PRKCM Trust
8,544,985	Series 2021-AFC1, Class A1 (i)	1.51%	08/25/56	7,567,879

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Provident Funding Mortgage Trust
$1,375,184	Series 2019-1, Class A5 (i)	3.00%	12/25/49	$1,240,126
2,098,884	Series 2020-1, Class A5 (i)	3.00%	02/25/50	1,882,583
	PSMC Trust
3,331,362	Series 2020-3, Class A1 (i)	3.00%	11/25/50	3,175,187
	RUN Trust
9,622,114	Series 2022-NQM1, Class A1 (i)	4.00%	03/25/67	9,416,257
	Seasoned Credit Risk Transfer Trust
7,399,000	Series 2017-2, Class M1 (i)	4.00%	08/25/56	7,276,982
	Sequoia Mortgage Trust
1,937,174	Series 2017-2, Class A19 (i)	3.50%	02/25/47	1,832,017
597,100	Series 2017-CH1, Class A13 (i)	4.00%	08/25/47	587,425
5,360,080	Series 2018-CH1, Class B1B (i)	4.46%	03/25/48	4,989,316
3,524,324	Series 2020-1, Class A19 (i)	3.50%	02/25/50	3,383,162
10,946,136	Series 2020-1, Class A7 (i)	3.50%	02/25/50	10,302,522
	Starwood Mortgage Residential Trust 2022-3
8,690,473	Series 2022-3, Class A1 (i)	4.16%	03/25/67	8,332,171
	TIAA Bank Mortgage Loan Trust
338,498	Series 2018-3, Class A1 (i)	4.00%	11/25/48	333,076
	Towd Point Mortgage Trust
45,353	Series 2015-3, Class A4B (i)	3.50%	03/25/54	45,229
3,792,260	Series 2018-2, Class A1 (i)	3.25%	03/25/58	3,721,570
6,140,924	Series 2018-3, Class A1 (i)	3.75%	05/25/58	6,032,962
2,740,337	Series 2019-1, Class A1 (i)	3.67%	03/25/58	2,692,985
	Verus Securitization Trust
3,223,297	Series 2019-INV3, Class A2 (i)	2.95%	11/25/59	3,147,941
6,255,000	Series 2020-INV1, Class A3, steps up to 4.89% on 05/26/24 (i) (k)	3.89%	03/25/60	6,190,438
5,031,111	Series 2021-1, Class A1 (i)	0.82%	01/25/66	4,614,661
6,123,740	Series 2022-4, Class A1, steps up to 5.47% on 04/25/26 (i) (k)	4.47%	04/25/67	6,017,737
9,932,001	Series 2022-5, Class A1, steps up to 4.80% on 06/25/26 (i) (k)	3.80%	04/25/67	9,607,770
	Vista Point Securitization Trust
4,200,000	Series 2020-1, Class M1 (i)	4.15%	03/25/65	4,114,121
	Wells Fargo Mortgage Backed Securities Trust
476,663	Series 2019-1, Class A1 (i)	3.95%	11/25/48	470,871
227,790	Series 2019-3, Class A1 (i)	3.50%	07/25/49	220,518
13,727,033	Series 2021-INV2, Class A2 (i)	2.50%	09/25/51	12,182,819
	WinWater Mortgage Loan Trust
1,251,397	Series 2016-1, Class 1A18 (i)	3.50%	01/20/46	1,199,335
544,893	Series 2016-1, Class 2A3 (i)	3.00%	12/20/30	521,710
3,871,766	Series 2016-1, Class B1 (f) (i)	3.78%	01/20/46	3,703,599
				416,856,418
	Commercial Mortgage-Backed Securities — 4.0%
	Austin Fairmont Hotel Trust
5,000,000	Series 2019-FAIR, Class A, 1 Mo. LIBOR + 1.05% (a) (i)	3.05%	09/15/32	4,910,220
	BAMLL Commercial Mortgage Securities Trust
7,000,000	Series 2013-WBRK, Class A (f) (i)	3.53%	03/10/37	6,621,534
	BBCMS Mortgage Trust
12,000,000	Series 2017-DELC, Class A, 1 Mo. LIBOR + 0.85% (a) (i)	2.85%	08/15/36	11,851,356
8,394,000	Series 2018-TALL, Class A, 1 Mo. LIBOR + 0.72% (a) (i)	2.72%	03/15/37	7,964,867

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BPR Trust
$4,837,959	Series 2021-WILL, Class A, 1 Mo. LIBOR + 1.75% (a) (i)	3.75%	06/15/38	$4,706,819
10,000,000	Series 2022-OANA, Class A, 1 Mo. CME Term SOFR + 1.90% (a) (i)	3.86%	04/15/37	9,808,156
	BX Commercial Mortgage Trust
10,000,000	Series 2019-IMC, Class A, 1 Mo. LIBOR + 1.00% (a) (i)	3.00%	04/15/34	9,758,058
	Citigroup Commercial Mortgage Trust
2,915,000	Series 2014-GC23, Class B	4.18%	07/10/47	2,852,167
90,231,840	Series 2016-P4, Class XA, IO (f)	1.90%	07/10/49	5,143,079
	COMM Mortgage Trust
7,450,000	Series 2012-CR3, Class AM (i)	3.42%	10/15/45	7,432,306
10,000,000	Series 2013-CR13, Class AM	4.45%	11/10/46	9,959,968
11,300,000	Series 2014-CR15, Class AM	4.43%	02/10/47	11,252,271
6,850,000	Series 2014-CR21, Class AM	3.99%	12/10/47	6,717,633
	DBWF Mortgage Trust
10,844,968	Series 2018-GLKS, Class A, 1 Mo. LIBOR + 1.03% (a) (i)	3.15%	12/19/30	10,571,439
	Fontainebleau Miami Beach Trust
5,000,000	Series 2019-FBLU, Class C (i)	3.75%	12/10/36	4,802,328
	GS Mortgage Securities Trust
3,985,930	Series 2014-GC18, Class A3	3.80%	01/10/47	3,956,564
	Hawaii Hotel Trust
9,290,000	Series 2019-MAUI, Class A, 1 Mo. LIBOR + 1.15% (a) (i)	3.15%	05/15/38	9,061,083
	J.P. Morgan Chase Commercial Mortgage Securities Trust
9,690,857	Series 2018-PHH, Class A, 1 Mo. LIBOR + 1.21%, 2.71% Floor (a) (i)	3.21%	06/15/35	9,445,294
	MHC Commercial Mortgage Trust
6,335,000	Series 2021-MHC, Class A, 1 Mo. LIBOR + 0.80% (a) (i)	2.80%	04/15/38	6,146,998
	Morgan Stanley Bank of America Merrill Lynch Trust
8,015,000	Series 2014-C15, Class AS	4.26%	04/15/47	7,943,878
	RBS Commercial Funding, Inc. Trust
7,045,000	Series 2013-GSP, Class A (f) (i)	3.83%	01/15/32	6,930,312
	Ready Capital Mortgage Financing LLC
9,797,645	Series 2021-FL6, Class A, 1 Mo. LIBOR + 0.95% (a) (i)	3.21%	07/25/36	9,466,578
	RIAL 2022-FL8 Issuer Ltd
4,428,000	Series 2022-FL8, Class A, 1 Mo. CME Term SOFR +2.25% (a) (i)	4.41%	01/19/37	4,367,046
	UBS-Barclays Commercial Mortgage Trust
11,628,508	Series 2013-C5, Class A4	3.18%	03/10/46	11,570,455
	VMC Finance LLC
3,932,999	Series 2021-HT1, Class A, 1 Mo. LIBOR + 1.65% (a) (i)	3.81%	01/18/37	3,916,491
	Wells Fargo Commercial Mortgage Trust
4,059,964	Series 2015-LC22, Class ASB	3.57%	09/15/58	4,033,801
7,500,000	Series 2015-NXS2, Class B (f)	4.28%	07/15/58	7,317,778
67,119,431	Series 2016-C37, Class XA, IO (f)	0.81%	12/15/49	1,753,945
5,450,000	Series 2020-SDAL, Class C, 1 Mo. LIBOR + 1.74% (a) (i)	3.74%	02/15/37	5,243,537
	WFRBS Commercial Mortgage Trust
4,260,254	Series 2013-C18, Class A4	3.90%	12/15/46	4,224,574
				209,730,535
	Total Mortgage-Backed Securities			626,586,953
	(Cost $657,047,074)

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES — 4.3%
	Affirm Asset Securitization Trust
$8,160,000	Series 2021-A, Class A (i)	0.88%	08/15/25	$8,077,847
	American Credit Acceptance Receivables Trust
9,464,107	Series 2022-1, Class A (i)	0.99%	12/15/25	9,305,491
9,000,000	Series 2022-1, Class B (i)	1.68%	09/14/26	8,671,002
5,187,911	Series 2022-2, Class A (i)	2.66%	02/13/26	5,140,736
	AMSR Trust
2,500,000	Series 2020-SFR2, Class A (i)	1.63%	07/17/37	2,365,287
6,393,000	Series 2020-SFR5, Class A (i)	1.38%	11/17/37	5,955,981
	CFMT LLC
4,052,000	Series 2021-EBO1, Class M1 (i)	1.65%	11/25/50	3,687,403
	CIG Auto Receivables Trust
5,284,910	Series 2021-1A, Class A (i)	0.69%	04/14/25	5,178,691
	Corevest American Finance Trust
12,437,636	Series 2020-3, Class A (i)	1.36%	08/15/53	11,360,841
6,209,156	Series 2020-4, Class A (i)	1.17%	12/15/52	5,680,721
	CWABS, Inc. Asset-Backed Certificates Trust
2,364,593	Series 2004-5, Class M1, 1 Mo. LIBOR + 0.86% (a)	3.11%	08/25/34	2,325,686
	Diamond Resorts Owner Trust
6,140,430	Series 2021-1A, Class A (i)	1.51%	11/21/33	5,784,868
	DT Auto Owner Trust
4,558,812	Series 2021-4A, Class A (i)	0.56%	09/15/25	4,472,482
	FCI Funding LLC
2,842,808	Series 2019-1A, Class A (i)	3.63%	02/18/31	2,840,511
	Flagship Credit Auto Trust
18,608,175	Series 2021-4, Class A (i)	0.81%	07/17/26	18,191,131
12,005,671	Series 2022-1, Class A (i)	1.79%	10/15/26	11,681,140
	FNA VI LLC
8,327,873	Series 2021-1A, Class A (i)	1.35%	01/10/32	7,806,626
	Foursight Capital Automobile Receivables Trust
14,009,257	Series 2022-1, Class A2 (i)	1.15%	09/15/25	13,750,137
	GLS Auto Receivables Issuer Trust
17,516,370	Series 2021-4A, Class A (i)	0.84%	07/15/25	17,218,238
	GSAMP Trust
5,597,916	Series 2006-SEA1, Class M2, 1 Mo. LIBOR + 1.65% (a) (i)	3.91%	05/25/36	5,531,333
	M360 Ltd.
5,000,000	Series 2021-CRE3, Class A, 1 Mo. LIBOR + 1.50% (a) (i)	3.71%	11/22/38	4,889,452
	MF1 Ltd.
4,000,000	Series 2021-FL7, Class A, 1 Mo. LIBOR + 1.08% (a) (i)	3.24%	10/16/36	3,862,500
	Oscar US Funding XIV LLC
10,750,000	Series 2022-1A, Class A2 (i)	1.60%	03/10/25	10,571,715
	Santander Drive Auto Receivables Trust
10,115,000	Series 2021-4, Class A3	0.51%	08/15/25	9,973,907
9,500,000	Series 2022-1, Class A3	1.94%	11/17/25	9,289,874
	Sierra Timeshare Receivables Funding LLC
2,242,059	Series 2019-1A, Class A (i)	3.20%	01/20/36	2,200,347
4,908,771	Series 2020-2A, Class A (i)	1.33%	07/20/37	4,666,423
	United Auto Credit Securitization Trust
5,447,640	Series 2022-1, Class A (i)	1.11%	07/10/24	5,404,676
	Westlake Automobile Receivables Trust
10,750,000	Series 2021-3A, Class A3 (i)	0.95%	06/16/25	10,452,683

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Westlake Automobile Receivables Trust (Continued)
$10,000,000	Series 2022-1A, Class A3 (i)	2.42%	07/15/25	$9,780,663
	Total Asset-Backed Securities			226,118,392
	(Cost $233,052,723)

U.S. GOVERNMENT BONDS AND NOTES — 0.6%
21,714,525	U.S. Treasury Inflation Indexed Bond (l)	0.75%	02/15/45	21,205,377
11,356,800	U.S. Treasury Inflation Indexed Note (l)	0.13%	01/15/30	11,380,891
	Total U.S. Government Bonds and Notes			32,586,268
	(Cost $30,752,677)

Shares	Description	Value

EXCHANGE-TRADED FUNDS — 0.0%
	Capital Markets — 0.0%
29,359	First Trust Long Duration Opportunities ETF (m)	710,488
	(Cost $805,933)

MONEY MARKET FUNDS — 0.7%
18,740,113	BlackRock Treasury Trust Fund - Institutional Shares - 1.50% (n)	18,740,113
18,740,112	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Shares - 1.75% (n)	18,740,112
	Total Money Market Funds	37,480,225
	(Cost $37,480,225)
	Total Investments — 106.9%	5,604,918,134
	(Cost $5,786,250,592)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PUT OPTIONS PURCHASED — 0.0%
300	U.S. 10-Year Treasury Futures Put	$36,342,186	$119.00	08/26/22	84,375
250	U.S. 5-Year Treasury Futures Put	28,431,640	110.00	08/26/22	5,859
200	U.S. 5-Year Treasury Futures Put	22,745,312	110.25	08/26/22	6,250
	Total Put Options Purchased				96,484
	(Cost $658,974)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (26.1)%
	Federal National Mortgage Association
$(251,374,911)	Pool TBA (j)	1.50%	09/15/37	(233,490,310)
(160,000,000)	Pool TBA (j)	2.00%	09/15/37	(152,310,211)
(50,000,000)	Pool TBA (j)	2.00%	09/15/52	(45,027,344)
(86,000,000)	Pool TBA (j)	4.00%	09/15/52	(86,402,736)
(54,000,000)	Pool TBA (j)	2.00%	10/15/52	(48,625,910)

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT (Continued)
	Federal National Mortgage Association (Continued)
$(265,000,000)	Pool TBA (j)	3.00%	10/15/52	$(255,259,392)
(265,000,000)	Pool TBA (j)	3.50%	10/15/52	(261,699,038)
(285,000,000)	Pool TBA (j)	4.00%	10/15/52	(286,144,780)
	Total U.S. Government Agency Mortgage-Backed Securities Sold Short			(1,368,959,721)
	(Proceeds $1,351,824,567)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (0.2)%

CALL OPTIONS WRITTEN — (0.2)%
(450)	U.S. 5-Year Treasury Futures Call	$(51,176,952)	$112.00	08/26/22	(840,235)
(900)	U.S. 10-Year Treasury Futures Call	(109,026,558)	117.00	08/26/22	(3,782,812)
(150)	U.S. Treasury Long Bond Futures Call	(21,600,000)	140.00	08/26/22	(693,750)
(1,125)	U.S. Treasury Long Bond Futures Call	(162,000,000)	142.00	08/26/22	(3,585,938)
	Total Call Options Written				(8,902,735)
	(Premiums received $3,309,608)

PUT OPTIONS WRITTEN — (0.0)%
(700)	U.S. 5-Year Treasury Futures Put	(79,608,592)	111.50	08/26/22	(60,157)
(50)	U.S. 10-Year Treasury Futures Put	(6,057,031)	116.00	08/26/22	(1,562)
(450)	U.S. Treasury Long Bond Futures Put	(64,800,000)	133.00	08/26/22	(28,125)
(150)	U.S. Treasury Long Bond Futures Put	(21,600,000)	136.00	08/26/22	(21,094)
(20)	U.S. Treasury Long Bond Futures Put	(3,166,250)	152.00	08/26/22	(16,563)
(170)	U.S. Treasury Long Bond Futures Put	(24,395,000)	136.00	09/23/22	(100,937)
(650)	U.S. 10-Year Treasury Futures Put	(78,741,403)	117.00	10/21/22	(284,375)
(50)	U.S. Treasury Long Bond Futures Put	(7,175,000)	134.00	10/21/22	(32,812)
	Total Put Options Written				(545,625)
	(Premiums received $2,003,261)

	Total Written Options				(9,448,360)
	(Premiums received $5,312,869)
	Net Other Assets and Liabilities — 19.4%				1,017,604,958
	Net Assets — 100.0%				$5,244,211,495

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Futures Contracts at July 31, 2022:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. 2-Year Treasury Notes	Short	925	Sep-2022	$(194,676,368)	$(41,846)
U.S. 5-Year Treasury Notes	Short	5,495	Sep-2022	(624,927,464)	(10,062,640)
U.S. 10-Year Treasury Notes	Short	2,004	Sep-2022	(242,765,812)	(6,222,053)
Ultra 10-Year U.S. Treasury Notes	Short	6,762	Sep-2022	(887,512,500)	(14,659,857)
U.S. Treasury Long Bond Futures	Short	641	Sep-2022	(92,304,000)	(2,468,439)
Ultra U.S. Treasury Bond Futures	Short	44	Sep-2022	(6,965,750)	(173,053)
				$(2,049,151,894)	$(33,627,888)

(a)	Floating or variable rate security.
(b)	Inverse floating rate security.
(c)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(d)	Zero coupon security.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(f)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(h)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2022, securities noted as such are valued at $9,343,342 or 0.2% of net assets.
(i)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2022, securities noted as such amounted to $841,323,667 or 16.0% of net assets.
(j)	All or a portion of this security is part of a mortgage dollar roll agreement.
(k)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(l)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(m)	Investment in an affiliated fund.
(n)	Rate shown reflects yield as of July 31, 2022.

IO	-	Interest-Only Security - Principal amount shown represents par value on which interest payments are based
LIBOR	-	London Interbank Offered Rate
PO	-	Principal-Only Security
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TBA	-	To-Be-Announced Security

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:

ASSETS TABLE

	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$4,681,435,808	$—	$4,672,092,466	$9,343,342
Mortgage-Backed Securities	626,586,953	—	626,586,953	—
Asset-Backed Securities	226,118,392	—	226,118,392	—
U.S. Government Bonds and Notes	32,586,268	—	32,586,268	—
Exchange-Traded Funds*	710,488	710,488	—	—
Money Market Funds	37,480,225	37,480,225	—	—
Total Investments	$5,604,918,134	$38,190,713	$5,557,384,079	$9,343,342
Put Options Purchased	96,484	96,484	—	—
Total	$5,605,014,618	$38,287,197	$5,557,384,079	$9,343,342

LIABILITIES TABLE

	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(1,368,959,721)	$—	$(1,368,959,721)	$—
Call Options Written	(8,902,735)	(8,902,735)	—	—
Put Options Written	(545,625)	(545,625)	—	—
Futures Contracts	(33,627,888)	(33,627,888)	—	—
Total	$(1,412,035,969)	$(43,076,248)	$(1,368,959,721)	$—

*	See Portfolio of Investments for industry breakout.

Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Affiliated Transactions

Amounts relating to investments in affiliated funds at July 31, 2022 and for the fiscal year-to-date period (November 1, 2021 to July 31, 2022) are as follows:

Security Name	Shares at 7/31/2022	Value at 10/31/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 7/31/2022	Dividend Income
First Trust Long Duration Opportunities ETF	29,359	$813,538	$—	$—	$(103,050)	$—	$710,488	$8,952

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 53.6%
	Collateralized Mortgage Obligations — 21.9%
	Federal Home Loan Mortgage Corporation
$134,959	Series 2003-2649, Class IM, IO	7.00%	07/15/33	$29,427
264,000	Series 2010-3653, Class UJ	5.00%	04/15/40	287,921
119,629	Series 2013-4255, Class SN, 1 Mo. LIBOR × -2.67 + 12.27% (a)	7.70%	05/15/35	125,547
320,122	Series 2020-4980, Class ZU	3.00%	06/25/50	250,498
	Federal National Mortgage Association
92,819	Series 2005-69, Class JI, IO	6.00%	08/25/35	17,517
928,974	Series 2005-74, Class NZ	6.00%	09/25/35	1,137,458
738,129	Series 2005-113, Class AI, IO, 1 Mo. LIBOR × -1 + 7.23% (a)	4.97%	01/25/36	88,113
98,043	Series 2008-94, Class JS, 1 Mo. LIBOR × -6 + 30.00% (a)	16.45%	04/25/36	119,628
8,539	Series 2015-34, Class OK, PO	(b)	03/25/44	8,361
298,685	Series 2016-23, Class PL	3.00%	11/25/45	276,185
700,479	Series 2016-101, Class ZP	3.50%	01/25/47	628,880
395,045	Series 2018-9, Class PL	3.50%	02/25/48	391,028
179,718	Series 2018-94, Class KZ	4.50%	01/25/49	181,963
95,145	Series 2018-94, Class LZ	4.50%	01/25/49	96,342
710,669	Series 2020-17, Class L	2.50%	03/25/50	553,039
	Government National Mortgage Association
297,907	Series 2009-32, Class ZA	5.50%	05/20/39	322,582
1,292,000	Series 2010-61, Class KE	5.00%	05/16/40	1,465,700
432,575	Series 2015-168, Class GI, IO	5.50%	02/16/33	31,049
403,000	Series 2018-112, Class CG	3.50%	08/20/48	386,724
449,912	Series 2018-125, Class KZ	3.50%	09/20/48	416,236
355,067	Series 2019-132, Class NZ	3.50%	10/20/49	336,797
343,000	Series 2020-83, Class KY	3.00%	06/20/50	292,171
				7,443,166
	Commercial Mortgage-Backed Securities — 28.7%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
7,470,541	Series 2014-K036, Class X1, IO (c)	0.70%	10/25/23	53,478
570,000	Series 2018-K157, Class A3	3.99%	08/25/33	592,587
1,000,000	Series 2018-K159, Class A3	3.95%	11/25/33	1,033,553
4,645,000	Series 2019-K093, Class XAM, IO (c)	1.19%	05/25/29	328,912
1,936,000	Series 2019-K095, Class XAM, IO (c)	1.24%	06/25/29	144,143
4,870,000	Series 2020-K109, Class XAM, IO (c)	1.80%	04/25/30	566,645
6,850,000	Series 2020-K120, Class XAM, IO (c)	1.21%	10/25/30	569,449
1,992,596	Series 2020-K1515, Class X1, IO (c)	1.51%	02/25/35	264,996
2,636,392	Series 2020-K1516, Class X1, IO (c)	1.51%	05/25/35	371,010
3,493,627	Series 2020-K1517, Class X1, IO (c)	1.33%	07/25/35	434,738
8,375,000	Series 2021-K123, Class XAM, IO (d)	0.98%	12/25/30	573,910
8,690,000	Series 2021-K124, Class XAM, IO (c)	0.94%	01/25/31	570,192
10,125,000	Series 2021-K125, Class XAM, IO (c)	0.78%	01/25/31	569,885
1,000,000	Series 2021-K1521, Class A2	2.18%	08/25/36	833,022
1,000,000	Series 2021-K1522, Class A2	2.36%	10/25/36	849,003
	Government National Mortgage Association
768,760	Series 2020-145, Class BD (e)	2.30%	03/16/63	511,470
867,505	Series 2020-159, Class Z (e)	2.50%	10/16/62	583,662
480,151	Series 2020-197, Class Z (c)	2.25%	10/16/62	295,492
208,390	Series 2021-4, Class Z (c)	2.00%	09/16/62	114,642

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$896,434	Series 2021-28, Class Z (c)	2.00%	10/16/62	$516,718
				9,777,507
	Pass-through Securities — 3.0%
	Federal National Mortgage Association
1,000,000	Pool TBA	5.00%	08/15/52	1,028,002
	Total U.S. Government Agency Mortgage-Backed Securities			18,248,675
	(Cost $20,371,159)

U.S. GOVERNMENT BONDS AND NOTES — 5.3%

1,000,000	U.S. Treasury Bond	1.13%	05/15/40	721,074
1,000,000	U.S. Treasury Bond	1.13%	08/15/40	716,660
372,249	U.S. Treasury Inflation Indexed Bond (f)	0.75%	02/15/45	363,521
	Total U.S. Government Bonds and Notes			1,801,255
	(Cost $1,883,710)

Shares	Description	Value

MONEY MARKET FUNDS — 42.4%
14,449,450	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.75% (g)	14,449,450
	(Cost $14,449,450)
	Total Investments — 101.3%	34,499,380
	(Cost $36,704,319)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PUT OPTIONS PURCHASED — 0.3%

10	U.S. 5-Year Treasury Futures Put	$1,137,266	$111.50	08/26/22	859
20	U.S. 5-Year Treasury Futures Put	2,274,531	112.00	08/26/22	2,812
20	U.S. 5-Year Treasury Futures Put	2,274,531	113.25	08/26/22	9,062
10	U.S. 5-Year Treasury Futures Put	1,137,266	113.50	08/26/22	5,547
20	U.S. 5-Year Treasury Futures Put	2,274,531	113.75	08/26/22	13,438
10	U.S. 5-Year Treasury Futures Put	1,137,891	111.00	09/23/22	1,875
10	U.S. 5-Year Treasury Futures Put	1,137,891	113.25	09/23/22	7,422
20	U.S. 10-Year Treasury Futures Put	2,422,812	117.50	08/26/22	1,875
10	U.S. 10-Year Treasury Futures Put	1,211,406	117.50	09/23/22	3,281
10	U.S. 10-Year Treasury Futures Put	1,211,406	119.50	09/23/22	7,813
15	U.S. 10-Year Treasury Futures Put	1,817,109	119.00	11/25/22	17,344
10	U.S. 10-Year Treasury Futures Put	1,211,406	120.00	11/25/22	15,156
20	U.S. Treasury Long Bond Futures Put	2,880,000	134.00	08/26/22	1,563
10	U.S. Treasury Long Bond Futures Put	1,440,000	136.00	08/26/22	1,406

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PUT OPTIONS PURCHASED (Continued)

5	U.S. Treasury Long Bond Futures Put	$720,000	$137.00	08/26/22	$1,094
	Total Put Options Purchased				90,547
	(Cost $190,831)
	Net Other Assets and Liabilities — (1.6)%				(531,744)
	Net Assets — 100.0%				$34,058,183

Futures Contracts at July 31, 2022:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. Treasury Long Bond Futures	Long	5	Sep-2022	$720,000	$6,706
Ultra U.S. Treasury Bond Futures	Long	69	Sep-2022	10,923,563	194,567
U.S. 2-Year Treasury Notes	Short	4	Sep-2022	(841,844)	60
U.S. 5-Year Treasury Notes	Short	25	Sep-2022	(2,843,164)	(34,342)
U.S. 10-Year Treasury Notes	Short	27	Sep-2022	(3,270,797)	(43,990)
Ultra U.S. 10-Year Treasury Notes	Short	26	Sep-2022	(3,412,500)	(79,143)
				$1,275,258	$43,858

(a)	Inverse floating rate security.
(b)	Zero coupon security.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	Floating or variable rate security.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(g)	Rate shown reflects yield as of July 31, 2022.

IO	-	Interest-Only Security - Principal amount shown represents par value on which interest payments are based
LIBOR	-	London Interbank Offered Rate
PO	-	Principal-Only Security
TBA	-	To-Be-Announced Security

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:

ASSETS TABLE

	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$18,248,675	$—	$18,248,675	$—
U.S. Government Bonds and Notes	1,801,255	—	1,801,255	—
Money Market Funds	14,449,450	14,449,450	—	—
Total Investments	34,499,380	14,449,450	20,049,930	—
Put Options Purchased	90,547	90,547	—	—
Futures Contracts	201,333	201,333	—	—
Total	$34,791,260	$14,741,330	$20,049,930	$—

LIABILITIES TABLE

	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(157,475)	$(157,475)	$—	$—

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments
July 31, 2022 (Unaudited)

Shares	Description	Value

COMMON STOCKS — 100.1%

	Aerospace & Defense — 1.6%
35,913	General Dynamics Corp. (a)	$8,140,400

	Air Freight & Logistics — 1.6%
76,945	Expeditors International of Washington, Inc. (a)	8,175,406

	Beverages — 4.7%
109,303	Brown-Forman Corp., Class B	8,112,469
126,393	Coca-Cola (The) Co. (a)	8,110,639
45,897	PepsiCo, Inc. (a)	8,030,139
		24,253,247

	Biotechnology — 1.5%
52,432	AbbVie, Inc. (a)	7,524,516

	Building Products — 1.6%
131,942	A.O. Smith Corp. (a)	8,347,970

	Capital Markets — 4.8%
307,691	Franklin Resources, Inc. (a)	8,446,118
21,508	S&P Global, Inc. (a)	8,107,010
64,293	T. Rowe Price Group, Inc. (a)	7,938,257
		24,491,385

	Chemicals — 9.3%
33,188	Air Products and Chemicals, Inc. (a)	8,238,257
35,151	Albemarle Corp. (a)	8,587,741
47,761	Ecolab, Inc. (a)	7,888,685
27,263	Linde PLC (a)	8,233,426
60,946	PPG Industries, Inc. (a)	7,879,708
30,055	Sherwin-Williams (The) Co. (a)	7,271,507
		48,099,324

	Commercial Services & Supplies — 1.6%
19,622	Cintas Corp. (a)	8,348,965

	Containers & Packaging — 1.6%
617,823	Amcor PLC (a)	8,000,808

	Distributors — 1.6%
53,876	Genuine Parts Co. (a)	8,236,024

	Electric Utilities — 1.6%
97,004	NextEra Energy, Inc. (a)	8,195,868

	Electrical Equipment — 1.6%
93,677	Emerson Electric Co. (a)	8,437,488

	Equity Real Estate Investment Trusts — 4.7%
28,431	Essex Property Trust, Inc. (a)	8,146,334
75,829	Federal Realty Investment Trust (a)	8,008,301
109,104	Realty Income Corp. (a)	8,072,605
		24,227,240

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)

	Food & Staples Retailing — 4.5%
89,622	Sysco Corp. (a)	$7,608,908
201,360	Walgreens Boots Alliance, Inc. (a)	7,977,883
58,880	Walmart, Inc. (a)	7,775,104
		23,361,895

	Food Products — 4.8%
105,425	Archer-Daniels-Midland Co. (a)	8,726,027
163,576	Hormel Foods Corp. (a)	8,070,840
92,552	McCormick & Co., Inc. (a)	8,084,417
		24,881,284

	Gas Utilities — 1.6%
68,677	Atmos Energy Corp. (a)	8,336,701

	Health Care Equipment & Supplies — 4.6%
71,287	Abbott Laboratories (a)	7,758,877
32,150	Becton, Dickinson and Co. (a)	7,854,566
85,809	Medtronic PLC (a)	7,939,049
		23,552,492

	Health Care Providers & Services — 1.6%
136,595	Cardinal Health, Inc. (a)	8,135,598

	Hotels, Restaurants & Leisure — 1.6%
30,649	McDonald’s Corp. (a)	8,072,027

	Household Products — 7.4%
82,762	Church & Dwight Co., Inc. (a)	7,280,573
52,652	Clorox (The) Co. (a)	7,468,160
100,485	Colgate-Palmolive Co. (a)	7,912,189
58,796	Kimberly-Clark Corp. (a)	7,748,725
54,430	Procter & Gamble (The) Co. (a)	7,560,871
		37,970,518

	Industrial Conglomerates — 1.6%
58,042	3M Co. (a)	8,313,936

	Insurance — 6.0%
140,821	Aflac, Inc. (a)	8,069,043
125,618	Brown & Brown, Inc. (a)	8,177,732
42,278	Chubb Ltd. (a)	7,975,322
70,239	Cincinnati Financial Corp. (a)	6,837,064
		31,059,161

	IT Services — 3.2%
35,330	Automatic Data Processing, Inc. (a)	8,518,770
60,698	International Business Machines Corp. (a)	7,938,691
		16,457,461

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)

	Life Sciences Tools & Services — 1.7%
24,820	West Pharmaceutical Services, Inc. (a)	$8,527,159

	Machinery — 7.7%
43,582	Caterpillar, Inc. (a)	8,640,131
60,514	Dover Corp. (a)	8,089,512
40,638	Illinois Tool Works, Inc. (a)	8,442,951
165,665	Pentair PLC (a)	8,099,362
67,282	Stanley Black & Decker, Inc. (a)	6,548,557
		39,820,513

	Metals & Mining — 1.7%
64,947	Nucor Corp. (a)	8,819,803

	Multiline Retail — 1.6%
49,351	Target Corp. (a)	8,062,966

	Multi-Utilities — 1.6%
84,212	Consolidated Edison, Inc. (a)	8,359,725

	Oil, Gas & Consumable Fuels — 3.4%
53,988	Chevron Corp. (a)	8,842,155
89,396	Exxon Mobil Corp. (a)	8,665,154
		17,507,309

	Pharmaceuticals — 1.5%
45,228	Johnson & Johnson (a)	7,893,191

	Software — 1.6%
18,944	Roper Technologies, Inc. (a)	8,272,277

	Specialty Retail — 1.5%
39,803	Lowe’s Cos., Inc. (a)	7,623,469

	Textiles, Apparel & Luxury Goods — 1.4%
164,024	VF Corp. (a)	7,328,592

	Trading Companies & Distributors — 1.7%
16,427	W.W. Grainger, Inc. (a)	8,928,567
	Total Common Stocks	515,763,285
	(Cost $502,055,601)

MONEY MARKET FUNDS — 0.2%

1,184,963	Dreyfus Government Cash Management Fund, Institutional Shares - 1.83% (b)	1,184,963
	(Cost $1,184,963)
	Total Investments — 100.3%	516,948,248
	(Cost $503,240,564)

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

CALL OPTIONS WRITTEN — (0.4)%

(32)	3M Co.	$(458,368)	$130.00	08/19/22	$(43,040)
(41)	A.O. Smith Corp.	(259,407)	55.00	08/19/22	(35,875)
(50)	Abbott Laboratories	(544,200)	110.00	08/19/22	(8,250)
(37)	AbbVie, Inc.	(530,987)	155.00	08/19/22	(1,221)
(96)	Aflac, Inc.	(550,080)	55.00	08/19/22	(27,840)
(13)	Air Products and Chemicals, Inc.	(322,699)	220.00	08/19/22	(38,090)
(11)	Albemarle Corp.	(268,741)	200.00	08/19/22	(50,017)
(251)	Amcor PLC	(325,045)	12.00	08/19/22	(50,200)
(45)	Archer-Daniels-Midland Co.	(372,465)	72.50	08/19/22	(46,800)
(68)	Atmos Energy Corp.	(825,452)	110.00	08/19/22	(80,240)
(15)	Automatic Data Processing, Inc.	(361,680)	210.00	08/19/22	(47,475)
(19)	Becton, Dickinson and Co.	(464,189)	240.00	08/19/22	(17,765)
(295)	Brown & Brown, Inc.	(1,920,450)	60.00	08/19/22	(143,075)
(60)	Cardinal Health, Inc.	(357,360)	55.00	08/19/22	(29,160)
(19)	Caterpillar, Inc.	(376,675)	175.00	08/19/22	(47,975)
(17)	Chevron Corp.	(278,426)	135.00	08/19/22	(47,906)
(24)	Chubb Ltd.	(452,736)	185.00	08/19/22	(13,968)
(47)	Church & Dwight Co., Inc.	(413,459)	95.00	08/19/22	(1,645)
(23)	Cincinnati Financial Corp.	(223,882)	110.00	08/19/22	(230)
(14)	Cintas Corp.	(595,686)	390.00	08/19/22	(53,130)
(29)	Clorox (The) Co.	(411,336)	150.00	08/19/22	(6,090)
(86)	Coca-Cola (The) Co.	(551,862)	62.50	08/19/22	(19,178)
(62)	Colgate-Palmolive Co.	(488,188)	77.50	08/19/22	(14,384)
(51)	Consolidated Edison, Inc.	(506,277)	92.50	08/19/22	(37,995)
(27)	Dover Corp.	(360,936)	120.00	08/19/22	(38,745)
(24)	Ecolab, Inc.	(396,408)	155.00	08/19/22	(26,280)
(52)	Emerson Electric Co.	(468,364)	80.00	08/19/22	(54,600)
(13)	Essex Property Trust, Inc.	(372,489)	260.00	08/19/22	(36,140)
(31)	Expeditors International of Washington, Inc.	(329,375)	95.00	08/19/22	(38,440)
(42)	Exxon Mobil Corp.	(407,106)	85.00	08/19/22	(50,610)
(45)	Federal Realty Investment Trust	(475,245)	95.00	08/19/22	(53,100)
(167)	Franklin Resources, Inc.	(458,415)	25.00	08/19/22	(49,265)
(17)	General Dynamics Corp.	(385,339)	210.00	08/19/22	(29,580)
(41)	Genuine Parts Co.	(626,767)	140.00	08/19/22	(47,765)
(129)	Hormel Foods Corp.	(636,486)	48.00	08/19/22	(23,543)
(22)	Illinois Tool Works, Inc.	(457,072)	180.00	08/19/22	(63,250)
(35)	International Business Machines Corp.	(457,765)	140.00	08/19/22	(315)
(48)	Johnson & Johnson	(837,696)	180.00	08/19/22	(3,312)
(39)	Kimberly-Clark Corp.	(513,981)	135.00	08/19/22	(4,095)
(16)	Linde PLC	(483,200)	280.00	08/19/22	(37,280)
(19)	Lowe’s Cos., Inc.	(363,907)	185.00	08/19/22	(20,995)
(36)	McCormick & Co., Inc.	(314,460)	80.00	08/19/22	(27,936)
(15)	McDonald’s Corp.	(395,055)	250.00	08/19/22	(22,350)
(60)	Medtronic PLC	(555,120)	90.00	08/19/22	(23,100)

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

CALL OPTIONS WRITTEN (Continued)

(45)	NextEra Energy, Inc.	$(380,205)	$77.50	08/19/22	$(36,000)
(15)	Nucor Corp.	(203,700)	110.00	08/19/22	(33,300)
(57)	Pentair PLC	(278,673)	45.00	08/19/22	(24,225)
(33)	PepsiCo, Inc.	(577,368)	170.00	08/19/22	(21,120)
(25)	PPG Industries, Inc.	(323,225)	115.00	08/19/22	(36,125)
(37)	Procter & Gamble (The) Co.	(513,967)	145.00	08/19/22	(2,886)
(74)	Realty Income Corp.	(547,526)	70.00	08/19/22	(33,226)
(10)	Roper Technologies, Inc.	(436,670)	390.00	08/19/22	(49,000)
(12)	S&P Global, Inc.	(452,316)	350.00	08/19/22	(35,280)
(19)	Sherwin-Williams (The) Co.	(459,686)	250.00	08/19/22	(7,790)
(18)	Stanley Black & Decker, Inc.	(175,194)	105.00	08/19/22	(1,530)
(32)	Sysco Corp.	(271,680)	85.00	08/19/22	(8,320)
(24)	T. Rowe Price Group, Inc.	(296,328)	115.00	08/19/22	(24,120)
(11)	Target Corp.	(179,718)	145.00	08/19/22	(20,735)
(50)	VF Corp.	(223,400)	45.00	08/19/22	(7,250)
(9)	W.W. Grainger, Inc.	(489,177)	460.00	08/19/22	(75,600)
(83)	Walgreens Boots Alliance, Inc.	(328,846)	37.50	08/19/22	(19,588)
(33)	Walmart, Inc.	(435,765)	130.00	08/19/22	(14,520)
(10)	West Pharmaceutical Services, Inc.	(343,560)	300.00	08/19/22	(44,900)
	Total Call Options Written				(2,007,765)
	(Premiums received $903,213)
	Net Other Assets and Liabilities — 0.1%				309,002
	Net Assets — 100.0%				$515,249,485

(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2022, the value of these securities amount to $28,071,840 or 5.4% of net assets
(b)	Rate shown reflects yield as of July 31, 2022.

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:

ASSETS TABLE

	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$515,763,285	$515,763,285	$—	$—
Money Market Funds	1,184,963	1,184,963	—	—
Total Investments	$516,948,248	$516,948,248	$—	$—

LIABILITIES TABLE

	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(2,007,765)	$(2,007,765)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

Portfolio of Investments
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 70.7%
	Banks — 18.4%
$50,000	Bank of America Corp. (a)	3.84%	04/25/25	$49,914
100,000	Bank of America Corp. (a)	3.37%	01/23/26	97,762
100,000	Bank of America Corp., Medium-Term Note	4.13%	01/22/24	101,481
125,000	Bank of America Corp., Medium-Term Note	3.88%	08/01/25	126,290
50,000	Bank of America Corp., Medium-Term Note (a)	3.38%	04/02/26	48,885
50,000	Bank of New York Mellon (The) Corp. (a)	4.41%	07/24/26	50,884
50,000	Bank of New York Mellon (The) Corp., Medium-Term Note (a)	3.43%	06/13/25	49,889
350,000	Goldman Sachs Group (The), Inc.	3.00%	03/15/24	346,946
35,000	Goldman Sachs Group (The), Inc.	3.85%	01/26/27	35,036
50,000	Goldman Sachs Group (The), Inc. (a)	1.54%	09/10/27	44,760
75,000	JPMorgan Chase & Co.	3.90%	07/15/25	75,969
100,000	JPMorgan Chase & Co. (a)	2.30%	10/15/25	96,017
125,000	JPMorgan Chase & Co.	3.30%	04/01/26	123,627
35,000	JPMorgan Chase & Co. (a)	4.08%	04/26/26	35,006
100,000	JPMorgan Chase & Co. (a)	1.58%	04/22/27	90,884
100,000	Morgan Stanley (a)	3.62%	04/17/25	99,144
85,000	Morgan Stanley	5.00%	11/24/25	87,683
25,000	Morgan Stanley (a)	4.21%	04/20/28	25,017
225,000	Morgan Stanley, Medium-Term Note (a)	2.72%	07/22/25	219,192
125,000	Wells Fargo & Co., Medium-Term Note (a)	2.41%	10/30/25	120,401
				1,924,787
	Commercial Services — 1.1%
125,000	Global Payments, Inc.	1.50%	11/15/24	117,629
	Diversified Financial Services — 1.9%
200,000	American Express Co.	3.95%	08/01/25	201,746
	Electric — 3.1%
150,000	FirstEnergy Transmission LLC (b)	4.35%	01/15/25	149,157
125,000	Pacific Gas and Electric Co.	3.25%	02/16/24	122,106
25,000	Pacific Gas and Electric Co.	4.95%	06/08/25	24,741
25,000	Pacific Gas and Electric Co.	5.45%	06/15/27	24,826
				320,830
	Environmental Control — 1.2%
125,000	Republic Services, Inc.	2.90%	07/01/26	121,697
	Health Care Products — 3.9%
135,000	Alcon Finance Corp. (b)	2.75%	09/23/26	128,259
300,000	Baxter International, Inc.	1.32%	11/29/24	284,025
				412,284
	Health Care Services — 5.3%
150,000	Centene Corp.	4.25%	12/15/27	147,833
250,000	Elevance Health, Inc.	3.35%	12/01/24	248,466
100,000	HCA, Inc.,	5.38%	02/01/25	102,172
50,000	UnitedHealth Group, Inc.	3.70%	05/15/27	51,092
				549,563
	Internet — 2.0%
200,000	Expedia Group, Inc. (b)	6.25%	05/01/25	207,612

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Lodging — 2.0%
$50,000	Hilton Domestic Operating Co., Inc. (b)	5.38%	05/01/25	$50,125
150,000	Hyatt Hotels Corp.	5.63%	04/23/25	153,091
				203,216
	Media — 3.4%
350,000	Comcast Corp.	3.95%	10/15/25	356,258
	Miscellaneous Manufacturing — 0.7%
75,000	Parker-Hannifin Corp.	3.65%	06/15/24	74,999
	Pharmaceuticals — 12.2%
125,000	AbbVie, Inc.	2.60%	11/21/24	122,497
75,000	AbbVie, Inc.	3.20%	05/14/26	74,346
200,000	Bayer US Finance II LLC (b)	3.88%	12/15/23	200,166
200,000	Cigna Corp.	4.13%	11/15/25	203,149
300,000	CVS Health Corp.	3.88%	07/20/25	303,963
75,000	Utah Acquisition Sub, Inc.	3.95%	06/15/26	71,021
50,000	Viatris, Inc.	1.65%	06/22/25	45,854
250,000	Zoetis, Inc.	4.50%	11/13/25	256,774
				1,277,770
	Pipelines — 2.5%
135,000	Energy Transfer, L.P.	2.90%	05/15/25	129,818
135,000	Plains All American Pipeline, L.P. / PAA Finance Corp.	4.65%	10/15/25	135,347
				265,165
	Real Estate Investment Trusts — 1.1%
50,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	4.63%	06/15/25	48,804
75,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	4.25%	12/01/26	70,541
				119,345
	Retail — 1.0%
109,000	Nordstrom, Inc.	2.30%	04/08/24	103,447
	Semiconductors — 0.7%
75,000	Marvell Technology, Inc.	1.65%	04/15/26	68,860
	Software — 8.1%
100,000	Autodesk, Inc.	4.38%	06/15/25	102,133
100,000	Fidelity National Information Services, Inc.	4.50%	07/15/25	101,504
200,000	Infor, Inc. (b)	1.75%	07/15/25	187,597
65,000	Oracle Corp.	2.50%	04/01/25	62,755
175,000	PTC, Inc. (b)	3.63%	02/15/25	169,519
90,000	SS&C Technologies, Inc. (b)	5.50%	09/30/27	88,885
135,000	VMware, Inc.	4.50%	05/15/25	136,584
				848,977
	Telecommunications — 2.1%
225,000	T-Mobile USA, Inc.	3.50%	04/15/25	222,470
	Total Corporate Bonds and Notes			7,396,655
	(Cost $7,540,383)

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES — 14.3%
	Banks — 4.4%
$50,000	Cooperatieve Rabobank UA	4.38%	08/04/25	$50,199
65,000	Lloyds Banking Group PLC (a)	2.44%	02/05/26	61,956
150,000	Royal Bank of Canada	3.38%	04/14/25	149,064
125,000	Toronto-Dominion Bank (The)	3.77%	06/06/25	125,651
35,000	UBS Group AG (b)	4.13%	04/15/26	34,904
50,000	UBS Group AG (a) (b)	1.49%	08/10/27	44,426
				466,200
	Cosmetics/Personal Care — 1.4%
150,000	GSK Consumer Healthcare Capital UK PLC (b)	3.13%	03/24/25	148,135
	Health Care Products — 2.8%
300,000	DH Europe Finance II Sarl	2.20%	11/15/24	290,678
	Pharmaceuticals — 4.3%
300,000	AstraZeneca PLC	3.38%	11/16/25	300,295
150,000	Takeda Pharmaceutical Co., Ltd.	4.40%	11/26/23	151,341
				451,636
	Transportation — 1.4%
150,000	Canadian Pacific Railway Co.	1.35%	12/02/24	142,502
	Total Foreign Corporate Bonds and Notes			1,499,151
	(Cost $1,514,464)

Principal Value	Description	Rate (c)	Stated Maturity (d)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 9.1%
	Electric — 1.2%
123,953	Vistra Operations Co. LLC (TEX/TXU), 2018 Incremental Term Loan B3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.91% - 4.12%	12/31/25	121,428
	Insurance — 0.9%
94,501	Asurion LLC, Term Loan B6, 1 Mo. LIBOR + 3.13%, 0.00% Floor	5.50%	11/03/23	92,763
	Internet — 1.2%
123,691	Go Daddy Operating Co. LLC, Term Loan B2, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.12%	02/15/24	122,145
	Lodging — 0.7%
73,711	Wyndham Hotels & Resorts, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.12%	05/30/25	72,621
	Media — 2.4%
258,285	Charter Communications Operating LLC, Term Loan B1, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.13%	04/30/25	253,258
	Pharmaceuticals — 1.9%
200,000	Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.87%	03/01/24	197,188

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Principal Value	Description	Rate (c)	Stated Maturity (d)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Software — 0.8%
$89,508	SS&C Technologies Holdings, Inc., Term Loan B-5, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.12%	04/16/25	$87,345
	Total Senior Floating-Rate Loan Interests			946,748
	(Cost $957,400)

Shares	Description	Value

MONEY MARKET FUNDS — 7.1%
747,285	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.75% (e)	747,285
	(Cost $747,285)

	Total Investments — 101.2%	10,589,839
	(Cost $10,759,532)
	Net Other Assets and Liabilities — (1.2)%	(129,986)
	Net Assets — 100.0%	$10,459,853

1

(a)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2022, securities noted as such amounted to $1,528,130 or 14.6% of net assets.
(c)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(d)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(e)	Rate shown reflects yield as of July 31, 2022.

LIBOR	-	London Interbank Offered Rate
SOFR	-	Secured Overnight Financing Rate

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:

	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$7,396,655	$—	$7,396,655	$—
Foreign Corporate Bonds and Notes*	1,499,151	—	1,499,151	—
Senior Floating-Rate Loan Interests*	946,748	—	946,748	—
Money Market Funds	747,285	747,285	—	—
Total Investments	$10,589,839	$747,285	$9,842,554	$—

* See Portfolio of Investments for industry breakout.

First Trust High Income Strategic Focus ETF (HISF)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 99.9%
	Capital Markets — 99.9%
46,292	First Trust Emerging Markets Local Currency Bond ETF (a)	$1,215,628
83,007	First Trust Enhanced Short Maturity ETF (a)	4,931,446
139,048	First Trust Institutional Preferred Securities and Income ETF (a)	2,554,312
204,303	First Trust Low Duration Opportunities ETF (a)	9,912,781
316,662	First Trust Tactical High Yield ETF (a)	13,201,639
212,614	First Trust TCW Opportunistic Fixed Income ETF (a)	10,107,669
178,081	iShares 0-5 Year Investment Grade Corporate Bond ETF	8,738,435

	Total Investments — 99.9%	50,661,910
	(Cost $53,131,807)
	Net Other Assets and Liabilities — 0.1%	38,661
	Net Assets — 100.0%	$50,700,571

(a)	Investment in an affiliated fund.

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:

	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$50,661,910	$50,661,910	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust High Income Strategic Focus ETF (HISF)

Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Affiliated Transactions

Amounts relating to investments in affiliated funds at July 31, 2022, and for the fiscal year-to-date period (November 1, 2021 to July 31, 2022) are as follows:

Security Name	Shares at 7/31/2022	Value at 10/31/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 7/31/2022	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	46,292	$6,342,663	$3,717,580	$(7,878,911)	$513,316	$(1,479,020)	$1,215,628	$183,391
First Trust Enhanced Short Maturity ETF	83,007	—	5,377,037	(447,930)	2,490	(151)	4,931,446	6,890
First Trust Institutional Preferred Securities and Income ETF	139,048	2,140,432	2,655,360	(1,932,114)	(288,092)	(21,274)	2,554,312	90,070
First Trust Low Duration Opportunities ETF	204,303	4,096,540	10,909,762	(4,823,741)	(216,911)	(52,869)	9,912,781	108,235
First Trust Preferred Securities and Income ETF	—	6,433,669	6,003,771	(11,952,349)	(145,646)	(339,445)	—	108,432
First Trust Senior Loan Fund	—	13,753,384	12,620,819	(25,745,135)	42,775	(671,843)	—	268,027
First Trust Tactical High Yield ETF	316,662	—	18,218,387	(4,250,971)	(787,648)	21,871	13,201,639	311,420
First Trust TCW Opportunistic Fixed Income ETF	212,614	—	29,028,825	(17,817,920)	(741,980)	(361,256)	10,107,669	102,039
Total Investments in Affiliates		$32,766,688	$88,531,541	$(74,849,071)	$(1,621,696)	$(2,903,987)	$41,923,475	$1,178,504